UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of February 28, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 98.3%
Automobiles & Components - 1.4%
Aptiv PLC (a)	11,183	$1,021,343
BorgWarner, Inc.	24,878	1,221,012
Delphi Technologies PLC (a)	3,727	177,964
Ford Motor Co.	175,130	1,858,129
Gentex Corp.	96,914	2,200,917
Goodyear Tire & Rubber Co.	11,487	332,434
Harley-Davidson, Inc.	246	11,164
Lear Corp.	10,248	1,911,969
Thor Industries, Inc.	19,715	2,543,235
Visteon Corp. (b)	15,463	1,914,938

		13,193,105

Banks - 1.6%
Associated Banc-Corp.	68,928	1,702,522
Bank of America Corp.	82,944	2,662,502
Bank of Hawaii Corp.	7,363	603,840
BankUnited, Inc.	1,847	74,286
BB&T Corp.	4,600	250,010
Citigroup, Inc.	4,948	373,525
Citizens Financial Group, Inc.	2,860	124,381
Commerce Bancshares, Inc.	6,760	390,525
Cullen/Frost Bankers, Inc.	362	37,644
East West Bancorp, Inc.	19,064	1,249,645
Fifth Third Bancorp	8,135	268,862
First Hawaiian, Inc.	15,485	430,328
First Horizon National Corp.	1,755	33,433
Huntington Bancshares, Inc.	13,271	208,355
JPMorgan Chase & Co.	8,879	1,025,524
KeyCorp.	1,300	27,469
M&T Bank Corp.	800	151,872
New York Community Bancorp, Inc.	295	4,018
PacWest Bancorp	800	41,712
Popular, Inc. (a)	26,253	1,102,889
Prosperity Bancshares, Inc.	1,200	90,000
Regions Financial Corp.	63,349	1,229,604
Signature Bank (b)	796	116,367
Synovus Financial Corp.	1,452	71,584
TCF Financial Corp.	2,025	45,157
TFS Financial Corp.	272	3,988
Webster Financial Corp.	4,900	267,442
Wells Fargo & Co.	31,800	1,857,438
Western Alliance Bancorp (b)	4,780	279,439

		14,724,361

Capital Goods - 10.9%
3M Co.	4,618	1,087,585
Acuity Brands, Inc.	4,268	608,531
AECOM Technology Corp. (b)	26,824	952,520
AGCO Corp.	15,988	1,064,801
Air Lease Corp.	3,333	145,552
Allegion PLC (a)	6,318	531,407
Allison Transmission Holdings, Inc.	14,729	583,710
AMETEK, Inc.	20,252	1,533,887
AO Smith Corp.	24,458	1,569,959
Arconic, Inc.	134,255	3,274,479
Armstrong World Industries, Inc. (b)	6,989	421,437
Boeing Co.	16,506	5,978,638
BWX Technologies, Inc.	9,488	597,364
Carlisle Cos., Inc.	37,951	3,905,537
Caterpillar, Inc.	978	151,228
Chicago Bridge & Iron Co. (a)	8	140
Colfax Corp. (b)	20,323	646,068
Crane Co.	16,599	1,532,254
Cummins, Inc.	7,999	1,345,192
Donaldson Co., Inc.	31,992	1,518,340
Dover Corp.	3,246	324,925
Eaton Corp. PLC (a)	13,219	1,066,773
Emerson Electric Co.	4,694	333,556
Fastenal Co.	3,090	169,085
Flowserve Corp.	3,979	168,511
Fluor Corp.	21,517	1,224,317
Fortive Corp.	21,270	1,633,536
Fortune Brands Home & Security, Inc.	41,924	2,543,110
General Dynamics Corp.	2,920	649,554

General Electric Co.	26,400	372,504
Graco, Inc.	17,641	782,378
HD Supply Holdings, Inc. (b)	42,145	1,527,756
HEICO Corp.	28,492	2,438,915
HEICO Corp. - Class A	32,717	2,371,983
Hexcel Corp.	14,635	984,643
Honeywell International, Inc.	2,595	392,130
Hubbell, Inc.	12,886	1,688,710
Huntington Ingalls Industries, Inc.	6,343	1,661,929
IDEX Corp.	7,261	993,305
Illinois Tool Works, Inc.	100	16,144
Ingersoll-Rand PLC (a)	11,309	1,004,239
ITT, Inc.	36,964	1,854,854
Jacobs Engineering Group, Inc.	43,021	2,626,862
L3 Technologies, Inc.	5,836	1,211,262
Lennox International, Inc.	8,339	1,706,410
Lincoln Electric Holdings, Inc.	14,377	1,258,563
Lockheed Martin Corp.	12,734	4,487,971
Masco Corp.	7,569	311,237
Middleby Corp. (b)	1,434	172,439
MSC Industrial Direct Co., Inc.	22,867	2,000,405
Nordson Corp.	17	2,279
Northrop Grumman Corp.	1,875	656,325
Orbital ATK, Inc.	3,228	426,290
Oshkosh Corp.	22,661	1,788,633
Owens Corning	8,242	670,075
Parker-Hannifin Corp.	953	170,082
Pentair PLC (a)	15,615	1,072,594
Quanta Services, Inc. (b)	2,242	77,214
Raytheon Co.	10,703	2,328,010
Regal Beloit Corp.	21,442	1,550,257
Rockwell Automation, Inc.	3,928	710,182
Rockwell Collins, Inc.	5,969	822,051
Sensata Technologies Holding NV (a)(b)	1,400	74,004
Snap-on, Inc.	8,353	1,329,965
Spirit AeroSystems Holdings, Inc.	55,384	5,056,005
Stanley Black & Decker, Inc.	2,638	419,943
Terex Corp.	6,685	277,561
Textron, Inc.	33,231	1,988,875
Timken Co.	18,486	809,687
Toro Co.	19,647	1,248,960
Trinity Industries, Inc.	8,763	286,024
United Technologies Corp.	14,188	1,911,691
Univar, Inc. (b)	9,400	270,814
USG Corp. (b)	4,808	160,683
Valmont Industries, Inc.	23,803	3,501,421
WABCO Holdings, Inc. (b)	5,114	705,579
Wabtec Corp. (c)	936	76,134
Watsco, Inc.	8,823	1,459,060
Welbilt, Inc. (b)	2,000	39,620
WESCO International, Inc. (b)	26,691	1,661,515
WW Grainger, Inc.	6,958	1,819,865
Xylem, Inc.	12,752	951,044

		99,749,077

Commercial & Professional Services - 1.8%
Cintas Corp.	5,512	940,678
Clean Harbors, Inc. (b)	2,920	145,796
Copart, Inc. (b)	20,863	976,597
Dun & Bradstreet Corp.	11,953	1,494,603
Equifax, Inc.	400	45,200
IHS Markit Ltd. (a)(b)	5,300	249,365
KAR Auction Services, Inc.	58,337	3,154,865
LSC Communications, Inc.	15,953	232,276
ManpowerGroup, Inc.	22,422	2,656,110
Nielsen Holdings PLC (a)	23,345	761,747
Pitney Bowes, Inc.	57,536	713,446
Republic Services, Inc.	23,235	1,560,927
Robert Half International, Inc.	30,756	1,755,245
Rollins, Inc.	6,657	334,647
RR Donnelley & Sons Co.	51,892	391,266
Stericycle, Inc. (b)	9,651	604,828
Verisk Analytics, Inc. (b)	1,674	171,066
Waste Management, Inc.	2,981	257,320

		16,445,982

Consumer Durables & Apparel - 4.3%
Brunswick Corp.	21,177	1,211,324
Carter’s, Inc.	21,654	2,526,589
DR Horton, Inc.	19,401	812,902
Garmin Ltd. (a)	13,607	806,079

Hanesbrands, Inc. (c)	46,303	898,278
Hasbro, Inc.	11,492	1,098,290
Leggett & Platt, Inc.	14,910	647,989
Lennar Corp. - A Shares	23,118	1,308,023
Lennar Corp. - B Shares	1,644	74,569
Lululemon Athletica, Inc. (b)	13,376	1,084,794
Mattel, Inc. (c)	44,146	701,921
Michael Kors Holdings Ltd. (a)(b)	51,960	3,269,843
Mohawk Industries, Inc. (b)	3,061	734,273
NIKE, Inc.	84,275	5,648,953
NVR, Inc. (b)	673	1,913,453
PulteGroup, Inc.	33,806	948,934
PVH Corp.	11,518	1,661,817
Ralph Lauren Corp.	34,559	3,657,725
Skechers U.S.A., Inc. (b)	73,852	3,022,024
Tapestry, Inc.	22,745	1,157,948
Tempur Sealy International, Inc. (b)(c)	930	45,970
Toll Brothers, Inc.	7,062	309,528
Tupperware Brands Corp.	14,401	706,369
Under Armour, Inc. - Class A (b)(c)	37,625	623,823
Under Armour, Inc. - Class C (b)(c)	91,221	1,372,876
VF Corp.	27,939	2,083,411
Vista Outdoor, Inc. (b)	37,132	639,784
Whirlpool Corp.	2,179	353,935

		39,321,424

Consumer Services - 1.9%
Aramark	21,619	901,729
Brinker International, Inc.	2,677	92,169
Carnival Corp. (a)	10,700	715,937
Chipotle Mexican Grill, Inc. (b)	3,730	1,187,669
Choice Hotels International, Inc.	50,992	4,036,017
Darden Restaurants, Inc.	11,032	1,017,040
Domino’s Pizza, Inc.	79	17,570
Extended Stay America, Inc.	20,838	417,385
Graham Holdings Co.	2,176	1,262,298
H&R Block, Inc.	17,936	454,319
Hilton Grand Vacations, Inc. (b)	10,326	445,670
Hilton Worldwide Holdings, Inc.	7,823	632,020
Hyatt Hotels Corp. (b)	31,623	2,443,509
International Game Technology PLC (a)	7,969	211,179
Las Vegas Sands Corp.	1,500	109,215
McDonald’s Corp.	423	66,724
Royal Caribbean Cruises Ltd. (a)	1,300	164,580
Service Corp International	13,609	509,385
ServiceMaster Global Holdings, Inc. (b)	2,980	153,053
Six Flags Entertainment Corp.	41	2,628
Starbucks Corp.	21,287	1,215,488
Wendy’s Co.	2,699	43,049
Wyndham Worldwide Corp.	1,632	188,953
Yum China Holdings, Inc.	21,217	919,120
Yum! Brands, Inc.	2,414	196,451

		17,403,157

Diversified Financials - 4.3%
Affiliated Managers Group, Inc.	5,491	1,039,776
Ally Financial, Inc.	23,371	652,051
American Express Co.	12,740	1,242,277
Ameriprise Financial, Inc.	1,643	257,031
Artisan Partners Asset Management, Inc.	19,052	643,005
Berkshire Hathaway, Inc. (b)	96,069	19,905,497
BGC Partners, Inc.	28,678	379,123
Capital One Financial Corp.	2,528	247,567
Credit Acceptance Corp. (b)	165	51,924
Discover Financial Services	7,222	569,310
Donnelley Financial Solutions, Inc. (b)	6,826	118,158
E*TRADE Financial Corp. (b)	21,461	1,120,908
Eaton Vance Corp.	3,786	200,393
FactSet Research Systems, Inc.	1,719	349,266
Federated Investors, Inc. (c)	62,130	2,024,195
FNF Group	70,529	2,816,223
Franklin Resources, Inc.	35,926	1,389,258
Lazard Ltd. (a)	1,427	77,015
Legg Mason, Inc.	6,486	258,856
Leucadia National Corp.	27,074	649,505
LPL Financial Holdings, Inc.	190	12,211
MarketAxess Holdings, Inc.	1,814	367,154
Morningstar, Inc.	9,195	859,273
MSCI, Inc.	1,199	169,683
NASDAQ OMX Group, Inc.	200	16,150
Navient Corp.	10,622	137,661

OneMain Holdings, Inc. (b)	14,373	440,676
Raymond James Financial, Inc.	331	30,687
S&P Global, Inc.	506	97,051
SEI Investments Co.	15,114	1,100,753
Synchrony Financial	41,028	1,493,009
T Rowe Price Group, Inc.	100	11,190
Thomson Reuters Corp. (a)	24,976	983,805
Voya Financial, Inc.	6,097	311,069

		40,021,710

Energy - 2.6%
Andeavor	29,098	2,607,763
Apache Corp.	300	10,245
Baker Hughes a GE Co.	7,039	185,830
Cabot Oil & Gas Corp.	2,600	62,816
Centennial Resource Development, Inc. (b)	2,900	55,332
Cheniere Energy, Inc. (b)	65	3,414
Chevron Corp.	7,500	839,400
Dril-Quip, Inc. (b)(c)	7,713	347,471
Ensco PLC (a)	1,211	5,377
Extraction Oil & Gas, Inc. (b)	3,700	44,696
Exxon Mobil Corp.	101,000	7,649,740
Gulfport Energy Corp. (b)	2,147	20,826
Halliburton Co.	8,900	413,138
HollyFrontier Corp.	9,700	415,451
Kinder Morgan, Inc.	24,081	390,112
Kosmos Energy Ltd. (a)(b)	810	4,366
Marathon Oil Corp.	35,780	519,526
Marathon Petroleum Corp.	5,352	342,849
Murphy Oil Corp.	3,400	86,190
National Oilwell Varco, Inc.	2,300	80,707
Noble Corp PLC (a)(b)(c)	90,291	350,329
Occidental Petroleum Corp.	300	19,680
Oceaneering International, Inc.	31,891	586,157
ONEOK, Inc.	425	23,940
PBF Energy, Inc.	21,788	638,606
Phillips 66	1,700	153,629
Schlumberger Ltd. (a)	69,270	4,546,883
SM Energy Co.	3,700	67,858
Transocean Ltd. (a)(b)	3,500	31,885
Valero Energy Corp.	22,029	1,991,862
Whiting Petroleum Corp. (b)	759	20,652
Williams Cos., Inc.	11,395	316,325
World Fuel Services Corp.	55,744	1,273,750

		24,106,805

Food & Staples Retailing - 5.0%
Casey’s General Stores, Inc.	12,126	1,361,871
Costco Wholesale Corp.	30,910	5,900,719
CVS Health Corp.	62,978	4,265,500
Kroger Co.	159,419	4,323,443
Rite Aid Corp. (b)	19,152	37,729
Sprouts Farmers Market, Inc. (b)	74,029	1,906,987
Sysco Corp.	42,711	2,547,711
U.S. Foods Holding Corp. (b)	102,366	3,418,001
Walgreens Boots Alliance, Inc.	71,078	4,896,563
Wal-Mart Stores, Inc.	192,244	17,303,882

		45,962,406

Food, Beverage & Tobacco - 4.8%
Archer-Daniels-Midland Co.	38,856	1,613,301
Blue Buffalo Pet Products, Inc. (b)(c)	6,951	278,457
Brown-Forman Corp. - Class A	3,998	271,864
Brown-Forman Corp. - Class B	22,689	1,583,465
Bunge Ltd. (a)	24,477	1,846,300
Campbell Soup Co. (c)	42,963	1,849,557
Coca-Cola Co.	37,670	1,628,097
Conagra Brands, Inc.	39,761	1,436,565
Constellation Brands, Inc.	400	86,192
Dr. Pepper Snapple Group, Inc.	7,784	904,890
Flowers Foods, Inc.	112,315	2,329,413
General Mills, Inc.	52,937	2,675,965
Hain Celestial Group, Inc. (b)	35,266	1,226,552
Hershey Co.	19,013	1,868,217
Hormel Foods Corp. (c)	74,048	2,403,598
Ingredion, Inc.	18,335	2,395,284
JM Smucker Co.	13,833	1,747,108
Kellogg Co.	28,203	1,867,039
Lamb Weston Holdings, Inc.	1,600	86,544
McCormick & Co., Inc.	10,271	1,096,737
Molson Coors Brewing Co.	3,200	244,000
Mondelez International, Inc.	97,587	4,284,069

Monster Beverage Corp. (b)	4,693	297,395
PepsiCo., Inc.	8,778	963,210
Pilgrim’s Pride Corp. (b)	2,944	74,189
Pinnacle Foods, Inc.	21,706	1,171,256
Post Holdings, Inc. (b)	1,439	109,047
TreeHouse Foods, Inc. (b)	19,233	731,239
Tyson Foods, Inc.	89,906	6,687,208

		43,756,758

Health Care Equipment & Services - 5.9%
Acadia Healthcare Co., Inc. (b)(c)	2,142	81,610
Aetna, Inc.	17,957	3,179,466
Align Technology, Inc. (b)	2,154	565,468
Allscripts Healthcare Solutions, Inc. (b)	23,583	327,096
AmerisourceBergen Corp.	12,684	1,207,009
Anthem, Inc.	16,660	3,921,431
Baxter International, Inc.	8,408	569,978
Becton, Dickinson & Co.	1,237	274,639
Cardinal Health, Inc.	6,379	441,491
Centene Corp. (b)	14,092	1,429,211
Cerner Corp. (b)	2,101	134,800
Cigna Corp.	18,438	3,611,820
Cooper Cos., Inc.	643	148,224
Danaher Corp.	5,059	494,669
DaVita HealthCare Partners, Inc. (b)	17,719	1,276,122
DENTSPLY SIRONA, Inc.	13,537	758,884
DexCom, Inc. (b)(c)	1,221	68,547
Edwards Lifesciences Corp. (b)	5,260	703,104
Envision Healthcare Corp. (b)	4,147	159,660
Express Scripts Holding Co. (b)	37,399	2,821,755
HCA Holdings, Inc.	652	64,711
Henry Schein, Inc. (b)	21,806	1,443,339
Hill-Rom Holdings, Inc.	10,252	857,682
Hologic, Inc. (b)	3,458	134,274
Humana, Inc.	12,751	3,465,977
IDEXX Laboratories, Inc. (b)	3,081	576,856
Inovalon Holdings, Inc. (b)	1,916	22,992
Intuitive Surgical, Inc. (b)	100	42,645
Laboratory Corp. of America Holdings (b)	26,159	4,517,659
LifePoint Health, Inc. (b)	6,556	302,232
McKesson Corp.	2,600	387,998
MEDNAX, Inc. (b)	29,851	1,641,208
Patterson Cos., Inc.	29,343	926,652
Premier, Inc. (b)	27,046	896,575
Quest Diagnostics, Inc.	9,791	1,008,963
ResMed, Inc.	7,201	686,039
Steris PLC (a)	1,600	146,080
UnitedHealth Group, Inc.	37,311	8,438,256
Universal Health Services, Inc.	7,387	843,595
Varex Imaging Corp. (b)	31,783	1,108,909
Varian Medical Systems, Inc. (b)	6,626	790,747
Veeva Systems, Inc. (b)	1,300	90,610
WellCare Health Plans, Inc. (b)	13,310	2,580,942
West Pharmaceutical Services, Inc.	10,290	897,494
Zimmer Biomet Holdings, Inc.	3,400	395,250

		54,442,669

Household & Personal Products - 1.6%
Church & Dwight Co., Inc.	45,619	2,243,999
Clorox Co.	13,232	1,707,987
Colgate-Palmolive Co.	44,156	3,045,439
Coty, Inc.	7,500	144,900
Edgewell Personal Care Co. (b)	21,377	1,072,057
Energizer Holdings, Inc.	17,045	928,612
Estee Lauder Cos., Inc.	15,058	2,084,629
Herbalife Ltd. (a)(b)(c)	5,359	493,564
Kimberly-Clark Corp.	12,273	1,361,321
Nu Skin Enterprises, Inc.	8,793	619,027
Procter & Gamble Co.	10,526	826,501
Spectrum Brands Holdings, Inc.	100	9,871

		14,537,907

Insurance - 5.0%
Aflac, Inc.	12,300	1,093,224
Allstate Corp.	17,607	1,624,422
American Financial Group, Inc.	18,059	2,037,055
American National Insurance Co.	4,395	513,775
Aon PLC (a)	1,200	168,384
Arthur J Gallagher & Co.	11,703	808,794
Assurant, Inc.	7,944	678,974
Assured Guaranty Ltd. (a)	2,700	93,366
Athene Holding Ltd. (a)(b)	800	37,768

Brighthouse Financial, Inc. (b)	4,292	232,927
Brown & Brown, Inc.	33,276	1,751,649
Cincinnati Financial Corp.	31,136	2,322,434
CNA Financial Corp.	39,232	2,003,186
Erie Indemnity Co.	2,181	252,276
First American Financial Corp.	42,160	2,446,545
Hanover Insurance Group, Inc.	19,157	2,067,232
Hartford Financial Services Group, Inc.	10,062	531,777
Lincoln National Corp.	8,114	618,043
Loews Corp.	33,725	1,663,654
Markel Corp. (b)	100	111,200
Marsh & McLennan Cos., Inc.	25,319	2,101,983
Mercury General Corp.	13,517	616,916
MetLife, Inc.	30,920	1,428,195
Old Republic International Corp. (c)	51,390	1,029,342
Principal Financial Group, Inc.	14,538	906,153
ProAssurance Corp.	21,600	1,032,480
Progressive Corp.	53,327	3,070,569
Prudential Financial, Inc.	7,767	825,787
Reinsurance Group of America, Inc.	12,587	1,935,755
RenaissanceRe Holdings Ltd. (a)	9,979	1,280,106
Torchmark Corp.	32,375	2,763,854
Travelers Cos., Inc.	15,736	2,187,304
Unum Group	11,109	566,115
Validus Holdings Ltd. (a)	37,276	2,521,349
WR Berkley Corp.	34,998	2,393,163

		45,715,756

Materials - 4.1%
Air Products & Chemicals, Inc.	160	25,726
Albemarle Corp.	4,601	462,078
Alcoa Corp. (b)	5,200	233,844
AptarGroup, Inc.	18,087	1,617,340
Ashland Global Holdings, Inc.	6,265	443,687
Avery Dennison Corp.	21,524	2,543,061
Axalta Coating Systems Ltd. (a)(b)	22,347	688,288
Ball Corp.	100	3,995
Bemis Co., Inc.	45,559	2,008,696
Berry Global Group, Inc. (b)	2,408	130,995
Cabot Corp.	7,911	476,084
Celanese Corp.	1,126	113,568
CF Industries Holdings, Inc.	6,000	247,440
Crown Holdings, Inc. (b)	12,270	611,537
Domtar Corp.	41,221	1,845,052
DowDuPont, Inc.	1,794	126,118
Eagle Materials, Inc.	304	30,470
Eastman Chemical Co.	1,680	169,814
Ecolab, Inc.	200	26,090
FMC Corp.	6,110	479,513
Freeport-McMoRan, Inc. (b)	91,454	1,701,044
Graphic Packaging Holding Co.	94,344	1,444,407
Huntsman Corp.	11,202	361,489
International Flavors & Fragrances, Inc.	299	42,234
International Paper Co.	551	32,834
LyondellBasell Industries NV (a)	11,432	1,237,171
Monsanto Co.	25,360	3,128,663
Newmont Mining Corp.	81,479	3,112,498
Nucor Corp.	19,240	1,258,296
Olin Corp.	4,400	143,000
Owens-Illinois, Inc. (b)	6,898	148,721
Packaging Corp of America	1,858	221,474
Platform Specialty Products Corp. (b)	35,567	371,319
PPG Industries, Inc.	6,700	753,348
Praxair, Inc.	13,691	2,050,227
Reliance Steel & Aluminum Co.	14,683	1,323,966
Royal Gold, Inc.	3,667	296,184
RPM International, Inc.	18,777	934,531
Scotts Miracle-Gro Co.	10,773	967,846
Sealed Air Corp.	17,351	735,162
Sherwin-Williams Co.	872	350,178
Silgan Holdings, Inc.	27,000	768,150
Sonoco Products Co.	30,309	1,453,923
Steel Dynamics, Inc.	20,003	925,139
Tahoe Resources, Inc. (a)	44,300	216,184
United States Steel Corp.	2,643	114,997
Westlake Chemical Corp.	1,127	122,009
WestRock Co.	10,088	663,387
WR Grace & Co.	3,414	225,938

		37,387,715

Media - 3.8%
AMC Networks, Inc. (b)	20,925	1,100,027
Cable One, Inc.	275	187,264
CBS Corp.	118	6,251
Cinemark Holdings, Inc.	40	1,702
Clear Channel Outdoor Holdings, Inc.	51,077	245,170
Comcast Corp.	29,700	1,075,437
Discovery Communications, Inc. - Class A (b)(c)	84,350	2,051,392
Discovery Communications, Inc. - Class C (b)	69,300	1,592,514
DISH Network Corp. (b)	3,596	149,917
Entercom Communications Corp. - Class A	79	782
Interpublic Group of Cos., Inc.	48,256	1,129,190
John Wiley & Sons, Inc.	37,214	2,391,000
Liberty Broadband Corp. - Class A (b)	37	3,233
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	46,309	1,942,663
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	14,026	585,726
Lions Gate Entertainment Corp. - Class A (a)(b)(c)	10,063	284,179
Lions Gate Entertainment Corp. - Class B (a)(b)	4,361	117,049
Live Nation Entertainment, Inc. (b)	34,205	1,532,384
Madison Square Garden Co. (b)	3,747	915,017
News Corp. - Class A	163,117	2,631,077
News Corp. - Class B	84,665	1,388,506
Omnicom Group, Inc.	4,174	318,184
Regal Entertainment Group	24	552
Scripps Networks Interactive, Inc.	27,547	2,475,373
TEGNA, Inc.	110,555	1,421,737
Time Warner, Inc.	3,523	327,498
Tribune Media Co.	12,927	538,668
Twenty-First Century Fox, Inc. - Class A	60,519	2,228,310
Twenty-First Century Fox, Inc. - Class B	49,567	1,805,230
Viacom, Inc. - Class A (c)	6,013	235,108
Viacom, Inc. - Class B	46,546	1,551,844
Walt Disney Co.	40,939	4,223,267

		34,456,251

Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Agilent Technologies, Inc.	1,100	75,449
Akorn, Inc. (b)	17,500	296,450
Allergan PLC (a)	1,500	231,330
Bio-Rad Laboratories, Inc. (b)	1,707	460,958
Bio-Techne Corp.	150	21,201
Bristol-Myers Squibb Co.	66,804	4,422,425
Bruker Corp.	32,874	1,007,588
Charles River Laboratories International, Inc. (b)	7,140	761,195
Eli Lilly & Co.	26,360	2,030,247
Endo International PLC (a)(b)	72,008	454,010
Exelixis, Inc. (b)	19,462	502,120
Gilead Sciences, Inc.	2,291	180,370
Illumina, Inc. (b)	2,000	456,040
IQVIA Holdings, Inc. (b)	1,021	100,395
Johnson & Johnson	68,957	8,956,135
Merck & Co., Inc.	18,775	1,017,981
Mettler-Toledo International, Inc. (b)	161	99,211
Mylan NV (a)(b)	17,111	689,916
PerkinElmer, Inc.	17,189	1,312,208
Perrigo Co. PLC (a)	11,477	934,916
Pfizer, Inc.	166,343	6,039,914
QIAGEN NV (a)(b)	14,095	475,002
Waters Corp. (b)	1,636	334,791
Zoetis, Inc.	500	40,430

		30,900,282

Real Estate - 0.2%
CBRE Group, Inc. (b)	16,015	748,701
Jones Lang LaSalle, Inc.	386	61,996
Realogy Holdings Corp.	36,167	924,067

		1,734,764

Retailing - 9.4%
Advance Auto Parts, Inc.	15,269	1,744,483
Amazon.com, Inc. (b)	7,061	10,679,409
AutoNation, Inc. (b)(c)	7,925	397,914
AutoZone, Inc. (b)	1,715	1,139,995
Bed Bath & Beyond, Inc.	103,969	2,229,095
Best Buy Co., Inc.	41,450	3,002,638
Burlington Stores, Inc. (b)	12,019	1,474,010
Dick’s Sporting Goods, Inc.	42,359	1,356,335
Dillard’s, Inc. (c)	1,867	152,254
Dollar General Corp.	23,808	2,251,999
Dollar Tree, Inc. (b)	20,689	2,123,519
Expedia, Inc.	6,964	732,404
Foot Locker, Inc.	52,554	2,412,754
GameStop Corp.	3,202	50,239

Gap, Inc.	101,993	3,220,939
Genuine Parts Co.	12,028	1,104,651
Groupon, Inc. (b)	162,209	694,255
Home Depot, Inc.	41,757	7,611,048
Kohl’s Corp.	40,531	2,678,694
L Brands, Inc.	15,252	752,381
Liberty Expedia Holdings, Inc. (b)	12,228	480,071
Liberty Interactive Corp QVC Group (b)	92,601	2,673,391
LKQ Corp. (b)	72,390	2,857,957
Lowe’s Cos., Inc.	35,917	3,217,804
Macy’s, Inc.	90,207	2,652,988
Michaels Cos., Inc. (b)	103,425	2,379,809
Murphy USA, Inc. (b)	19,716	1,480,869
Nordstrom, Inc. (c)	14,818	760,312
O’Reilly Automotive, Inc. (b)	3,715	907,166
Penske Automotive Group, Inc.	9,630	441,054
Pool Corp.	10,092	1,392,999
Ross Stores, Inc.	31,630	2,469,987
Sally Beauty Holdings, Inc. (b)	106,712	1,797,030
Signet Jewelers Ltd. (a)	28,268	1,421,315
Target Corp.	54,656	4,121,609
Tiffany & Co.	12,797	1,293,009
TJX Cos., Inc.	38,864	3,213,276
Tractor Supply Co.	44,138	2,865,880
TripAdvisor, Inc. (b)	16,099	645,248
Urban Outfitters, Inc. (b)	62,345	2,200,155
Wayfair, Inc. - Class A (b)	600	46,452
Williams-Sonoma, Inc. (c)	20,989	1,086,391

		86,213,788

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (b)(c)	23,700	287,007
Applied Materials, Inc.	61,258	3,527,848
Broadcom Ltd. (a)	668	164,635
Cree, Inc. (b)	12,030	455,095
Cypress Semiconductor Corp.	8,100	141,507
First Solar, Inc. (b)	10,222	642,453
Intel Corp.	185,165	9,126,783
KLA-Tencor Corp.	5,331	604,055
Lam Research Corp.	4,258	816,940
Marvell Technology Group Ltd. (a)	118,469	2,782,837
Maxim Integrated Products, Inc.	2,135	130,107
Micron Technology, Inc. (b)	39,400	1,923,114
Microsemi Corp. (b)	3,800	246,620
NVIDIA Corp.	17,478	4,229,676
NXP Semiconductors NV (a)(b)	300	37,398
ON Semiconductor Corp. (b)	57,929	1,385,662
QUALCOMM, Inc.	8,248	536,120
Skyworks Solutions, Inc.	6,080	664,240
Teradyne, Inc.	21,319	967,882
Texas Instruments, Inc.	8,562	927,693
Xilinx, Inc.	14,828	1,056,495

		30,654,167

Software & Services - 11.1%
Accenture PLC - Class A (a)	19,664	3,166,101
Activision Blizzard, Inc.	2,703	197,670
Adobe Systems, Inc. (b)	100	20,913
Akamai Technologies, Inc. (b)	8,385	565,652
Alliance Data Systems Corp.	74	17,831
Alphabet, Inc. - Class A (b)	16,992	18,757,809
Alphabet, Inc. - Class C (b)	11,745	12,975,054
Amdocs Ltd. (a)	38,473	2,531,139
ANSYS, Inc. (b)	9,880	1,580,207
Atlassian Corp PLC (a)(b)	7,801	423,516
Autodesk, Inc. (b)	100	11,747
Automatic Data Processing, Inc.	1,237	142,651
Black Knight, Inc. (b)	27,413	1,306,230
Booz Allen Hamilton Holding Corp.	26,894	1,020,089
Broadridge Financial Solutions, Inc.	16,819	1,688,291
CA, Inc.	39,766	1,395,787
Cadence Design Systems, Inc. (b)	30,278	1,173,878
Cars.com, Inc. (b)	21	575
CDK Global, Inc.	5,791	397,726
Citrix Systems, Inc. (b)	8,839	813,188
Cognizant Technology Solutions Corp.	4,854	398,125
CommerceHub, Inc. - Series A (b)	3,294	65,287
CommerceHub, Inc. - Series C (b)	13,673	260,471
Conduent, Inc. (b)	33,800	638,820
CoreLogic, Inc. (b)	20,964	953,862
CSRA, Inc.	28,610	1,159,563

Dell Technologies, Inc. - Class V (b)	10,140	753,301
DST Systems, Inc.	1,654	137,563
eBay, Inc. (b)	3,081	132,052
Electronic Arts, Inc. (b)	1,300	160,810
Euronet Worldwide, Inc. (b)	9,267	786,490
Facebook, Inc. (b)	30,487	5,436,442
Fidelity National Information Services, Inc.	10,504	1,020,779
FireEye, Inc. (b)	3,540	58,729
First Data Corp. (b)	59,457	928,718
Fiserv, Inc. (b)	2,837	406,797
Fortinet, Inc. (b)	8,860	447,164
Gartner, Inc. (b)	4,781	542,213
Genpact Ltd. (a)	68,033	2,134,195
GoDaddy, Inc. (b)	307	18,362
Guidewire Software, Inc. (b)	2,003	160,881
IAC InterActive Corp. (b)	11,551	1,720,059
International Business Machines Corp.	32,914	5,128,989
Intuit, Inc.	4,147	691,968
Jack Henry & Associates, Inc.	5,164	605,737
Leidos Holdings, Inc.	13,097	829,171
LogMeIn, Inc.	17,900	2,068,345
Manhattan Associates, Inc. (b)	17,272	727,151
MasterCard, Inc.	16,543	2,907,598
Match Group, Inc. (b)(c)	53,190	2,130,260
Micro Focus International PLC - ADR (a)	603	16,920
Microsoft Corp.	23,059	2,162,242
Nuance Communications, Inc. (b)	562	9,026
Oracle Corp.	3,300	167,211
PayPal Holdings, Inc. (b)	10,315	819,114
PTC, Inc. (b)	5,769	425,521
Red Hat, Inc. (b)	153	22,552
Sabre Corp.	25,489	585,482
Salesforce.com, Inc. (b)	300	34,875
SS&C Technologies Holdings, Inc.	12,819	634,797
Symantec Corp.	11,474	301,652
Synopsys, Inc. (b)	24,074	2,038,346
Tableau Software, Inc. (b)	5,469	446,653
Take-Two Interactive Software, Inc. (b)	200	22,374
Teradata Corp. (b)	63,141	2,324,852
Total System Services, Inc.	22,083	1,942,200
Twitter, Inc. (b)	44,013	1,402,254
Tyler Technologies, Inc. (b)	1,292	262,418
Ultimate Software Group, Inc. (b)	800	190,768
Visa, Inc.	17,676	2,173,087
VMware, Inc. (b)(c)	17,908	2,359,379
Western Union Co.	7,436	147,382
Worldpay, Inc. (b)	7,555	614,070
Yelp, Inc. (b)	14	610
Zillow Group, Inc. - Class A (b)	700	33,278
Zynga, Inc. (b)	245,105	848,063

		101,581,082

Technology Hardware & Equipment - 8.5%
Amphenol Corp.	8,134	743,366
Apple, Inc.	183,018	32,599,166
ARRIS International PLC (a)(b)	48,811	1,244,681
Arrow Electronics, Inc. (b)	20,620	1,682,180
Avnet, Inc.	31,859	1,360,379
CDW Corp.	22,770	1,660,616
Cisco Systems, Inc.	99,008	4,433,578
Cognex Corp.	7,700	413,567
Coherent, Inc. (b)	200	41,832
CommScope Holding Co., Inc. (b)	24,085	932,330
Corning, Inc.	75,997	2,209,993
Dolby Laboratories, Inc.	46,243	2,984,986
EchoStar Corp. (b)	10,764	624,527
F5 Networks, Inc. (b)	9,855	1,463,665
Fitbit, Inc. (b)	11,062	52,876
FLIR Systems, Inc.	46,510	2,283,641
Harris Corp.	5,950	929,093
Hewlett Packard Enterprise Co.	5,598	104,067
HP, Inc.	158,509	3,707,526
IPG Photonics Corp. (b)	807	198,231
Jabil Circuit, Inc.	26,737	724,305
Juniper Networks, Inc.	100,505	2,578,958
Keysight Technologies, Inc. (b)	72,111	3,389,938
Motorola Solutions, Inc.	7,797	827,652
National Instruments Corp.	32,129	1,624,442
NCR Corp. (b)	19,676	649,308
NetApp, Inc.	39,448	2,388,576

Trimble, Inc. (b)	22,665	859,683
Universal Display Corp.	100	12,980
VeriFone Systems, Inc. (b)	3	50
Western Digital Corp.	13,976	1,216,471
Xerox Corp.	108,262	3,282,504
Zebra Technologies Corp. (b)	3,535	488,325

		77,713,492

Telecommunication Services - 0.5%
AT&T, Inc.	46,541	1,689,438
CenturyLink, Inc.	2,846	50,289
Frontier Communications Corp.	14	98
Telephone & Data Systems, Inc.	47,000	1,317,880
T-Mobile US, Inc. (b)	1,155	70,005
United States Cellular Corp. (b)	30,172	1,164,338

		4,292,048

Transportation - 2.3%
Alaska Air Group, Inc.	11,074	714,273
Avis Budget Group, Inc. (b)	5	226
CH Robinson Worldwide, Inc.	9,579	894,295
Copa Holdings (a)	2,973	404,239
Delta Air Lines, Inc.	20,215	1,089,588
Expeditors International of Washington, Inc.	22,233	1,444,256
FedEx Corp.	400	98,564
Genesee & Wyoming, Inc. (b)	1,841	128,005
J.B. Hunt Transport Services, Inc.	13,378	1,586,229
JetBlue Airways Corp. (b)	78,507	1,652,572
Kirby Corp. (b)	11,274	845,550
Landstar System, Inc.	27,479	2,989,715
Norfolk Southern Corp.	40,000	5,563,200
Old Dominion Freight Line, Inc.	6,884	956,325
Southwest Airlines Co.	33,884	1,959,851
Union Pacific Corp.	700	91,175
United Continental Holdings, Inc. (b)	4,983	337,798

		20,755,861

Utilities - 0.5%
Aqua America, Inc.	1,543	52,755
Atmos Energy Corp.	2,337	188,105

Avangrid, Inc.	5,100	247,452
Calpine Corp. (b)	33,941	516,582
Duke Energy Corp.	1,966	148,118
Eversource Energy	4,188	238,716
Great Plains Energy, Inc.	7,000	204,050
Hawaiian Electric Industries, Inc.	1,700	56,032
MDU Resources Group, Inc.	34,238	900,117
National Fuel Gas Co.	2,531	125,107
NiSource, Inc.	2,692	62,266
NRG Energy, Inc.	1,376	35,583
OGE Energy Corp.	1,312	41,118
PG&E Corp.	1,972	81,030
Pinnacle West Capital Corp.	7,755	596,825
UGI Corp.	16,958	730,720
Vectren Corp.	5,293	318,903
Vistra Energy Corp. (b)	4,400	83,380
WEC Energy Group, Inc.	56	3,356
Westar Energy, Inc.	903	44,003
Xcel Energy, Inc.	7,125	308,370

		4,982,588

TOTAL COMMON STOCKS (Cost $797,187,781)		900,053,164

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Diversified Financials - 0.1%
AGNC Investment Corp.	3,714	66,629
Annaly Capital Management, Inc.	56,166	563,345
Chimera Investment Corp.	1,189	19,928
Granite Point Mortgage Trust, Inc.	3,878	65,344
MFA Financial, Inc.	16,100	114,632
Starwood Property Trust, Inc.	1,181	23,915
Two Harbors Investment Corp.	20,463	300,602

		1,154,395

Real Estate - 0.1%
Park Hotels & Resorts, Inc.	18,192	472,810

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,876,440)		1,627,205

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.26% (d)	6,433,605	6,433,605
First American Government Obligations Fund - Class Z - 1.24% (d)	6,433,605	6,433,605
First American Treasury Obligations Fund - Class Z - 1.25% (d)	6,433,605	6,433,605
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.25% (d)	6,433,605	6,433,605
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.29% (d)	6,433,605	6,433,605

TOTAL SHORT-TERM INVESTMENTS (Cost $32,168,025)		32,168,025

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.2%
BlackRock Liquidity Funds - FedFund Portfolio - Institutional Class - 1.29% (d)	1,625,200	1,625,200
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class - 1.57% (d)	18,189,161	18,197,112

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $19,822,312)		19,822,312

TOTAL INVESTMENTS (Cost $851,054,558) - 104.2%		953,670,706

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%		(37,971,142)

TOTAL NET ASSETS - 100.0%		$915,699,564

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $44,471,681, which represents 4.9% of net assets.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of February 28, 2018. Total loaned securities had a market value of $19,325,092 as of February 28, 2018.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-Mini Index, March 2018 Settlement	718	$97,446,960	$910,744

TOTAL FUTURES CONTRACTS PURCHASED		$97,446,960	$910,744

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TEERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Affiliated Managers Group	Pay	1-Month LIBOR USD	4/03/2018	Term	$523,188	2,750	$2,448
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	188,426	172	(1,362)
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/03/2018	Term	4,023,036	3,600	48,924
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,838,336	3,200	(1,504)
B	Andeavor	Pay	1-Month LIBOR USD	4/24/2018	Term	3,384,375	28,500	820,706
A	Apple, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	2,113,386	11,847	3,199
B	Arconic, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	3,652,974	120,600	712,201
A	Arrow Electronics, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	557,495	6,769	5,280
A	Best Buy Co., Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	100,549	1,374	1,063
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/23/2018	Term	166,259	668	1,699
A	CA, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	589,098	16,712	2,507
B	Carlisle Cos., Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,403,024	20,800	259,995
A	CBRE Group, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	617,323	13,115	4,197
B	Choice Hotels International, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	3,286,350	40,200	111,624
A	Church & Dwight Co., Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	418,615	8,462	2,369
A	Cincinnati Financial Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	490,033	6,458	8,331
A	Citigroup, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	95,103	1,238	1,690
A	Dell Technologies, Inc. - Class V	Pay	1-Month LIBOR USD	3/23/2018	Term	149,211	2,138	(9,553)
A	Dover Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	86,939	859	589
A	Duke Energy Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	150,792	1,966	2,742
A	Exelixis, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	527,615	19,462	25,495
A	Express Scripts Holding Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	157,983	2,100	(390)
A	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,565,000	46,000	80,960
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	186,228	1,050	(923)
A	FLIR Systems, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	653,556	13,327	(800)
A	FNF Group	Pay	1-Month LIBOR USD	4/03/2018	Term	604,214	15,019	4,506
A	Fortune Brands Home & Security, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	595,128	9,519	17,705
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	184,884	2,291	4,598
A	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,699,600	20,000	54,200
A	HP, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	701,531	29,827	3,878
A	INTEL Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,451,972	89,200	55,304
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	289,245	1,852	780
A	Johnson & Johnson	Pay	1-Month LIBOR USD	4/03/2018	Term	458,212	3,480	6,229
B	Johnson & Johnson	Pay	1-Month LIBOR USD	4/24/2018	Term	5,673,200	40,000	456,664
B	KAR Auction Services, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,332,572	43,100	6,766
B	Keysight Technologies, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,264,063	48,700	(20,430)
A	Kohl’s Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	62,592	954	(429)
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	126,031	592	2,745
B	Laboratory Corp. of America Holdings	Pay	1-Month LIBOR USD	4/24/2018	Term	3,640,509	20,700	73,489
A	Lear Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	717,313	3,808	6,854
A	Leidos Holdings, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	565,653	8,673	16,565
A	Lincoln National Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	595,645	7,615	15,611
A	LKQ Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	632,308	16,077	(2,412)
B	Lockheed Martin Corp.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,631,600	8,000	(198,231)
B	LogMeIn, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,178,430	17,900	109,424
A	ManpowerGroup, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	584,287	4,865	7,979
A	Microsoft Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	2,172,158	23,059	9,915
B	Mondelez International, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	3,324,897	74,700	52,755
A	Monsanto Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	212,107	1,756	(4,434)
B	Norfolk Southern Corp.	Pay	1-Month LIBOR USD	4/24/2018	Term	6,060,800	40,000	481,902
A	Park Hotels & Resorts, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	477,540	18,192	4,730
A	Pinnacle West Capital Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	560,544	7,192	7,048
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	488,827	5,918	24,368
A	Robert Half International, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	668,198	11,635	4,189
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	124,503	916	(1,592)
A	Schlumberger Ltd.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,501,036	67,270	85,433
A	Scripps Networks Interactive, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	144,184	1,642	(3,793)
B	Spirit AeroSystems Holdings, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,499,840	25,200	204,736
A	Torchmark Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	607,277	6,981	11,309
B	Tyson Foods, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	5,681,200	70,000	465,881
A	UGI Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	477,400	11,000	3,410
A	United Continental Holdings, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	100,312	1,508	(1,869)
A	Universal Health Services, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	671,731	5,712	18,850
B	Valmont Industries, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,599,350	15,500	324,919
A	Waste Management, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	169,023	1,985	(2,245)
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	160,480	1,890	(3,953)

						$97,615,290		$4,384,840

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 98.7%
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	620	$9,151
Cooper Tire & Rubber Co. (b)	11,873	372,218
Cooper-Standard Holdings, Inc. (a)	5,701	694,610
Dana Holding Corp.	14,477	384,654
Dorman Products, Inc. (a)	8,082	557,658
Fox Factory Holding Corp. (a)	11,685	438,772
General Motors Co.	25,000	983,750
Gentherm, Inc. (a)	800	24,640
Horizon Global Corp. (a)	6,495	53,519
LCI Industries	7,389	807,618
Modine Manufacturing Co. (a)	4,434	101,982
Shiloh Industries, Inc. (a)	9,800	71,442
Spartan Motors, Inc.	65,699	969,060
Standard Motor Products, Inc.	18,251	851,592
Stoneridge, Inc. (a)	31,580	687,181
Strattec Security Corp.	8,094	278,838
Superior Industries International, Inc.	15,968	230,738
Tenneco, Inc.	6,479	340,471
Tower International, Inc.	4,726	123,349
Unique Fabricating, Inc.	2,500	19,250
VOXX International Corp. (a)	14,514	78,376
Winnebago Industries, Inc.	7,110	309,640

		8,388,509

Banks - 7.4%
1st Source Corp.	900	44,388
Access National Corp.	1,274	35,608
ACNB Corp.	243	6,804
American National Bankshares, Inc.	4,560	164,616
Ames National Corp.	613	16,275
Arrow Financial Corp.	4,530	146,092
Associated Banc-Corp.	8,515	210,320
Atlantic Capital Bancshares, Inc. (a)	7,776	134,525
Banc of California, Inc.	100	1,995
BancFirst Corp.	2,260	120,345
Banco Latinoamericano de Comercio Exterior, S.A. (c)	11,024	307,018
BancorpSouth Bank	4,400	138,600
Bank of Commerce Holdings	1,800	19,440
Bank of Marin Bancorp	3,232	213,797
Bank of N.T. Butterfield & Son Ltd. (c)	2,900	132,269
BankFinancial Corp.	18,004	288,604
Bankwell Financial Group, Inc.	98	3,067
Banner Corp.	5,505	304,316
BCB Bancorp, Inc.	2,500	38,250
Bear State Financial, Inc.	8,733	89,601
Beneficial Bancorp, Inc.	10,125	151,875
Berkshire Hills Bancorp, Inc.	6,903	253,685
Blue Hills Bancorp, Inc.	2,400	48,360
BofI Holding, Inc. (a)	900	33,471
Boston Private Financial Holdings, Inc.	11,229	163,943
Brookline Bancorp, Inc.	17,561	278,342
Bryn Mawr Bank Corp.	6,723	292,787
C&F Financial Corp.	1,353	62,712
Cadence Bancorp	800	21,936
Camden National Corp.	2,957	124,845
Capital City Bank Group, Inc.	17,583	421,992
Cathay General Bancorp	11,600	476,296
CenterState Banks, Inc.	6,948	189,264
Central Pacific Financial Corp.	12,166	339,066
Central Valley Community Bancorp	11,599	226,180
Century Bancorp, Inc. - Class A	796	61,133
Charter Financial Corp.	7,606	150,979
Chemung Financial Corp.	4,790	204,629
Citigroup, Inc.	12,615	952,306
Citizens & Northern Corp.	12,745	285,361
City Holding Co.	530	35,706
Civista Bancshares, Inc.	701	15,794
Clifton Bancorp, Inc.	1,500	23,130
CNB Financial Corp.	2,192	58,921

CoBiz Financial, Inc.	14,675	278,238
Codorus Valley Bancorp, Inc.	830	21,721
Columbia Banking System, Inc.	14,432	602,969
Community Bank System, Inc.	612	32,626
Community Bankers Trust Corp. (a)	3,500	29,050
Community Trust Bancorp, Inc.	9,702	422,037
County Bancorp, Inc.	1,372	36,687
Customers Bancorp, Inc. (a)	10,391	304,872
CVB Financial Corp.	2,900	66,700
Dime Community Bancshares, Inc.	3,600	64,800
Entegra Financial Corp. (a)	200	5,620
Enterprise Bancorp, Inc.	2,930	91,387
Enterprise Financial Services Corp.	23	1,078
ESSA Bancorp, Inc.	1,150	16,755
Essent Group Ltd. (a)(c)	26,510	1,195,336
F.N.B. Corp.	67	939
Farmers Capital Bank Corp.	5,073	184,657
Farmers National Banc Corp.	13,928	188,028
FB Financial Corp. (a)	600	23,718
Federal Agricultural Mortgage Corp. - Class C	2,183	166,039
Fidelity Southern Corp.	9,325	209,906
Financial Institutions, Inc.	3,295	101,156
First Bancorp NC	3,606	124,876
First Bancorp Puerto Rico (a)(c)	44,107	265,965
First Bancorp, Inc.	2,954	79,640
First Bancshares, Inc.	100	3,175
First Busey Corp.	18,595	551,342
First Business Financial Services, Inc.	9,948	239,249
First Citizens BancShares, Inc. - Class A	837	340,743
First Commonwealth Financial Corp.	46,486	649,409
First Community Bancshares, Inc.	7,566	205,417
First Connecticut Bancorp, Inc.	4,743	118,812
First Defiance Financial Corp.	987	52,518
First Financial Bancorp	12,918	351,370
First Financial Bankshares, Inc. (b)	3,207	147,522
First Financial Corp.	2,265	97,169
First Financial Northwest, Inc.	5,277	83,482
First Foundation, Inc. (a)	300	5,478
First Guaranty Bancshares, Inc.	110	2,758
First Internet Bancorp	1,481	56,056
First Interstate BancSystem, Inc. - Class A	17,499	691,211
First Merchants Corp.	12,070	498,853
First Mid-Illinois Bancshares, Inc.	100	3,414
First Midwest Bancorp, Inc.	4,545	110,080
Flagstar Bancorp, Inc. (a)	485	17,101
Flushing Financial Corp.	3,196	85,333
Fulton Financial Corp.	39,626	717,231
German American Bancorp, Inc.	2,848	94,354
Glacier Bancorp, Inc.	11,459	445,755
Great Southern Bancorp, Inc.	2,227	107,787
Great Western Bancorp, Inc.	4,271	174,641
Green Bancorp, Inc. (a)	11,120	242,416
Guaranty Bancorp	400	10,980
Hanmi Financial Corp.	9,088	277,638
HarborOne Bancorp, Inc. (a)	800	15,392
Heartland Financial USA, Inc.	11,347	605,362
Heritage Commerce Corp.	47,542	750,213
Heritage Financial Corp.	4,751	141,342
Home Bancorp, Inc.	1,602	66,483
Home BancShares, Inc.	13,917	319,952
HomeStreet, Inc. (a)	5,603	160,806
HomeTrust Bancshares, Inc. (a)	3,458	89,735
Hope Bancorp, Inc.	13,713	247,657
Horizon Bancorp	2,723	77,061
IBERIABANK Corp.	2,282	184,386
Independent Bank Corp. - Massachusetts	2,862	198,623
Independent Bank Corp. - Michigan	11,427	261,107
International Bancshares Corp.	500	19,325
Investar Holding Corp.	100	2,435
Kearny Financial Corp.	6,668	86,684
Lakeland Bancorp, Inc.	16,543	315,971
Lakeland Financial Corp.	778	35,251
Legacy Texas Financial Group, Inc.	2,083	87,257
Macatawa Bank Corp.	13,628	134,781

MainSource Financial Group, Inc.	100	3,777
MB Financial, Inc.	1,900	77,919
MBT Financial Corp.	27,850	284,070
Mercantile Bank Corp.	300	9,930
Meridian Bancorp, Inc.	11,968	239,958
Meta Financial Group, Inc.	1,671	179,465
MGIC Investment Corp. (a)	73,001	1,006,684
Midland States Bancorp, Inc.	1,300	40,755
MidSouth Bancorp, Inc.	4,001	50,013
MidWestOne Financial Group, Inc.	2,156	68,604
MutualFirst Financial, Inc.	200	7,140
National Bank Holdings Corp. - Class A	1,801	58,695
National Bankshares, Inc.	1,927	76,791
National Commerce Corp. (a)	1,713	73,573
NBT Bancorp, Inc.	2,192	76,282
Nicolet Bankshares, Inc. (a)	200	10,814
NMI Holdings, Inc. - Class A (a)	18,091	359,106
Northeast Bancorp	7,100	155,845
Northfield Bancorp, Inc.	4,134	64,160
Northrim BanCorp, Inc.	8,475	281,794
Northwest Bancshares, Inc.	69,959	1,148,027
OceanFirst Financial Corp.	77	1,993
Ocwen Financial Corp. (a)	1,760	6,406
OFG Bancorp (b)(c)	27,026	290,530
Old Second Bancorp, Inc.	11,764	161,755
Opus Bank	300	8,415
Oritani Financial Corp.	10,583	165,095
Pacific Premier Bancorp, Inc. (a)	5	210
PacWest Bancorp	1,389	72,422
Parke Bancorp, Inc.	200	4,150
Peapack Gladstone Financial Corp.	10,994	362,582
Penns Woods Bancorp, Inc.	840	34,112
PennyMac Financial Services, Inc. (a)	800	18,640
Peoples Bancorp, Inc.	2,973	102,539
People’s United Financial, Inc.	182	3,483
People’s Utah Bancorp	4,227	128,289
PHH Corp. (a)	4,303	45,526
Preferred Bank	3,036	189,234
Premier Financial Bancorp, Inc.	12,199	214,946
Provident Financial Holdings, Inc.	9,667	176,133
Provident Financial Services, Inc.	15,628	388,825
QCR Holdings, Inc.	5,424	236,486
Radian Group, Inc.	62,415	1,280,756
Renasant Corp.	19,847	828,811
Republic Bancorp, Inc. - Class A	5,905	219,961
Riverview Bancorp, Inc.	4,200	36,288
S&T Bancorp, Inc.	4,061	160,247
Sandy Spring Bancorp, Inc.	5,961	231,048
ServisFirst Bancshares, Inc.	100	4,016
Shore Bancshares, Inc.	17,293	294,327
SI Financial Group, Inc.	400	5,760
Sierra Bancorp	10,150	264,103
Simmons First National Corp.	2,496	71,011
SmartFinancial, Inc. (a)	100	2,182
South State Corp.	3,427	297,121
Southern First Bancshares, Inc. (a)	460	19,389
Southern Missouri Bancorp, Inc.	2,290	77,448
Southern National Bancorp of Virginia, Inc.	1,158	17,810
State Bank Financial Corp.	2,809	81,292
Sterling Bancorp/DE	21,467	499,108
Stock Yards Bancorp, Inc.	10,218	358,652
Territorial Bancorp, Inc.	9,116	272,295
The Bancorp, Inc. (a)	23,817	251,746
Timberland Bancorp, Inc.	2,452	70,005
Towne Bank	1,800	51,390
TriCo Bancshares	10,792	403,081
TriState Capital Holdings, Inc. (a)	1,735	38,777
TrustCo. Bank Corp. NY	78,152	664,292
Trustmark Corp.	4,408	137,706
Two River Bancorp	100	1,714
UMB Financial Corp.	2,500	182,500
Umpqua Holdings Corp.	57,538	1,226,135
Union Bankshares Corp.	4,145	154,940
United Community Banks, Inc.	8,535	263,817

United Community Financial Corp.	1,194	11,033
United Financial Bancorp, Inc.	9,575	149,370
Unity Bancorp, Inc.	500	10,325
Univest Corp of Pennsylvania	600	16,440
Valley National Bancorp	22,327	278,418
Veritex Holdings, Inc. (a)	145	4,025
Walker & Dunlop, Inc.	6,102	294,910
Waterstone Financial, Inc.	11,162	191,986
Webster Financial Corp.	89	4,858
WesBanco, Inc.	1,667	68,697
West Bancorporation, Inc.	6,896	167,573
Westamerica Bancorporation (b)	800	45,832
Western New England Bancorp, Inc.	6,192	61,610
Wintrust Financial Corp.	9,663	816,620
WSFS Financial Corp.	4,093	195,236

		39,654,394

Capital Goods - 12.7%
AAON, Inc.	13,185	484,549
AAR Corp.	10,257	436,743
Actuant Corp. - Class A	1,762	39,997
Advanced Drainage Systems, Inc.	23,202	592,811
Aegion Corp. (a)	23,630	542,545
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	461,619
Aerovironment, Inc. (a)	2,200	109,384
Alamo Group, Inc.	6,582	731,589
Albany International Corp.	900	57,285
Allied Motion Technologies, Inc.	10,036	314,629
Altra Industrial Motion Corp.	2,777	120,522
American Railcar Industries, Inc.	237	8,828
American Superconductor Corp. (a)(b)	11,719	55,431
American Woodmark Corp. (a)	4,016	515,654
Apogee Enterprises, Inc.	6,375	275,018
Applied Industrial Technologies, Inc.	21,636	1,523,174
Argan, Inc.	17,075	682,146
Armstrong Flooring, Inc. (a)	33,787	473,356
Astec Industries, Inc.	15,211	895,928
Astronics Corp. (a)	18,264	704,077
Atkore International Group, Inc. (a)	44,008	956,734
Axon Enterprise, Inc. (a)	558	19,435
AZZ, Inc.	3,769	153,964
Babcock & Wilcox Enterprises, Inc. (a)(b)	18,599	118,290
Barnes Group, Inc.	17,291	1,042,820
Beacon Roofing Supply, Inc. (a)	21,774	1,152,062
Blue Bird Corp. (a)	25,620	594,384
BMC Stock Holdings, Inc. (a)	27,348	512,775
Briggs & Stratton Corp.	16,227	364,783
Builders FirstSource, Inc. (a)	55,261	1,059,906
Caesarstone Ltd. (c)	10,055	217,691
Chart Industries, Inc. (a)	3,156	173,927
Columbus McKinnon Corp.	20,120	714,260
Comfort Systems USA, Inc.	16,114	661,480
Commercial Vehicle Group, Inc. (a)	23,214	234,461
Continental Building Products, Inc. (a)	15,104	410,829
CSW Industrials, Inc. (a)	5,609	257,173
Cubic Corp.	7,703	472,964
Curtiss-Wright Corp.	7,677	1,036,241
DMC Global, Inc.	23,700	502,440
Dover Corp.	8,758	876,676
Ducommun, Inc. (a)	16,082	452,548
DXP Enterprises, Inc. (a)	4,701	139,808
Dycom Industries, Inc. (a)	3,610	394,356
EMCOR Group, Inc.	33,446	2,552,264
Encore Wire Corp.	6,251	327,552
Energy Recovery, Inc. (a)(b)	3,100	21,266
EnerSys	8,478	590,832
Engility Holdings, Inc. (a)	800	21,848
EnPro Industries, Inc.	1,030	74,634
EnviroStar, Inc. (b)	1,300	44,850
ESCO Technologies, Inc.	1,921	113,147
Esterline Technologies Corp. (a)	6,950	513,605
Evoqua Water Technologies Corp. (a)	1,900	43,510
Federal Signal Corp.	26,915	575,712
Foundation Building Materials, Inc. (a)	23,999	328,546
Franklin Electric Co., Inc.	6,380	249,777

FreightCar America, Inc.	38,105	563,573
Gencor Industries, Inc. (a)	22,101	356,931
Generac Holdings, Inc. (a)	5,066	225,336
General Dynamics Corp.	10,000	2,224,500
Gibraltar Industries, Inc. (a)	6,181	214,481
Global Brass & Copper Holdings, Inc.	9,348	264,548
GMS, Inc. (a)	27,049	837,437
Graham Corp.	12,978	262,285
Granite Construction, Inc.	2,660	154,546
Great Lakes Dredge & Dock Corp. (a)	500	2,275
Griffon Corp.	23,198	433,803
Hardinge, Inc.	37,644	690,767
Harsco Corp. (a)	35,710	723,128
HC2 Holdings, Inc. (a)	58,004	287,700
Hillenbrand, Inc.	30,016	1,317,702
Honeywell International, Inc.	7,500	1,133,325
Hurco Cos., Inc.	9,734	407,368
Huttig Building Products, Inc. (a)(b)	11,200	57,680
Hyster-Yale Materials Handling, Inc.	4,483	319,145
IES Holdings, Inc. (a)	8,830	135,541
Insteel Industries, Inc.	19,110	539,666
JELD-WEN Holding, Inc. (a)	19,244	599,643
Kadant, Inc.	8,948	853,639
Kaman Corp. (b)	19,410	1,188,280
KBR, Inc.	22,000	333,080
Kennametal, Inc.	859	35,391
KLX, Inc. (a)	8,698	588,681
Kratos Defense & Security Solutions, Inc. (a)	5,265	63,443
L3 Technologies, Inc.	6,033	1,252,149
Lawson Products, Inc. (a)	16,973	398,017
LB Foster Co. (a)	1,500	39,225
Lindsay Corp.	724	64,031
LSI Industries, Inc.	52,457	409,689
Lydall, Inc. (a)	1,050	50,558
Masonite International Corp. (a)(c)	11,322	691,208
MasTec, Inc. (a)	4,185	213,226
Mercury Systems, Inc. (a)	4,700	216,059
Meritor, Inc. (a)	8,084	198,058
Milacron Holdings Corp. (a)	900	19,287
Miller Industries, Inc.	10,916	265,805
Moog, Inc. - Class A (a)	11,581	970,835
MRC Global, Inc. (a)	19,825	327,707
Mueller Industries, Inc.	29,866	791,150
Mueller Water Products, Inc. - Class A	22,262	244,882
MYR Group, Inc. (a)	16,148	522,388
National Presto Industries, Inc. (b)	5,033	456,996
NCI Building Systems, Inc. (a)	28,979	472,358
Nexeo Solutions, Inc. (a)	3,336	30,991
Northwest Pipe Co. (a)	1,200	21,036
NOW, Inc. (a)	15,621	148,243
NV5 Global, Inc. (a)	1,604	69,373
Omega Flex, Inc.	2,704	150,937
Orion Group Holdings, Inc. (a)	58,460	367,129
Patrick Industries, Inc. (a)	8,625	530,006
PGT Innovations, Inc. (a)	11,899	208,233
Ply Gem Holdings, Inc. (a)	11,648	251,597
Powell Industries, Inc.	21,223	565,169
Preformed Line Products Co.	2,500	151,975
Primoris Services Corp.	36,842	917,366
Proto Labs, Inc. (a)	3,792	413,138
Quanex Building Products Corp.	15,506	259,726
Raven Industries, Inc.	7,359	249,838
RBC Bearings, Inc. (a)	1,100	132,550
REV Group, Inc.	11,315	305,505
Rexnord Corp. (a)	5,016	145,364
Rockwell Collins, Inc.	9,342	1,286,580
Rush Enterprises, Inc. - Class A (a)	23,204	986,402
Rush Enterprises, Inc. - Class B (a)	5,322	211,869
Simpson Manufacturing Co., Inc.	20,839	1,152,813
SiteOne Landscape Supply, Inc. (a)	9,510	654,668
Sparton Corp. (a)	22,170	502,594
SPX Corp. (a)	5,545	173,170
SPX FLOW, Inc. (a)	700	34,132
Standex International Corp.	242	23,256

Sterling Construction Co., Inc. (a)	8,900	107,512
Teledyne Technologies, Inc. (a)	24	4,463
Tennant Co.	7,223	465,161
The Eastern Co.	2,200	56,100
The Gorman-Rupp Co.	18,659	497,822
The Greenbrier Companies, Inc. (b)	3,043	157,627
Thermon Group Holdings, Inc. (a)	18,152	396,077
Titan International, Inc.	58	746
Titan Machinery, Inc. (a)	31,782	633,733
TPI Composites, Inc. (a)	1,823	36,132
Trex Co., Inc. (a)	3,423	353,938
TriMas Corp. (a)	21,504	556,954
Triumph Group, Inc.	12,732	355,859
Tutor Perini Corp. (a)	3,877	93,630
Twin Disc, Inc. (a)	1,000	23,920
Univar, Inc. (a)	56	1,613
Universal Forest Products, Inc.	13,658	449,895
Vectrus, Inc. (a)	13,417	366,150
Veritiv Corp. (a)	9,293	225,355
Vicor Corp. (a)	16,479	424,334
Wabash National Corp. (b)	43,298	946,061
Watts Water Technologies, Inc. - Class A	10,806	815,853
Wesco Aircraft Holdings, Inc. (a)	41,527	371,667
Woodward, Inc.	10,751	761,493

		67,466,112

Commercial & Professional Services - 7.3%
ABM Industries, Inc.	25,413	893,521
Acacia Research Corp. (a)	79,322	273,661
ACCO Brands Corp.	29,424	372,214
Advanced Disposal Services, Inc. (a)	3,391	75,891
ARC Document Solutions, Inc. (a)	103,133	219,673
Barrett Business Services, Inc.	8,657	643,129
BG Staffing, Inc.	777	12,782
Brady Corp. - Class A	37,004	1,383,950
Casella Waste Systems, Inc. (a)	11,426	290,449
CBIZ, Inc. (a)	48,149	869,089
CECO Environmental Corp.	72,473	297,864
CompX International, Inc.	100	1,365
CRA International, Inc.	13,463	673,015
Deluxe Corp.	12,999	922,929
Ennis, Inc.	37,706	735,267
Essendant, Inc.	38,993	309,604
Exponent, Inc.	6,308	490,447
Franklin Covey Co. (a)	25,459	659,388
FTI Consulting, Inc. (a)	10,678	509,234
GP Strategies Corp. (a)	6,455	142,333
Healthcare Services Group, Inc.	23,789	1,080,734
Heidrick & Struggles International, Inc.	33,642	888,149
Heritage-Crystal Clean, Inc. (a)	25,178	503,560
Herman Miller, Inc.	36,990	1,327,941
Hill International, Inc. (a)	65,094	361,272
HNI Corp.	17,382	642,786
Hudson Technologies, Inc. (a)	21,000	128,100
Huron Consulting Group, Inc. (a)	5,194	181,790
ICF International, Inc. (a)	18,425	1,050,225
InnerWorkings, Inc. (a)	66,555	614,303
Insperity, Inc.	13,102	855,561
Interface, Inc.	48,700	1,178,540
Kelly Services, Inc.	35,902	1,058,750
Kforce, Inc.	35,839	992,740
Kimball International, Inc. - Class B	64,851	1,065,502
Knoll, Inc.	32,386	688,850
Korn/Ferry International	11,030	462,267
LSC Communications, Inc.	4,680	68,141
Matthews International Corp. - Class A	5,798	297,147
McGrath RentCorp.	13,545	685,648
Mistras Group, Inc. (a)	14,127	278,584
MSA Safety, Inc.	14,710	1,186,067
Multi-Color Corp.	2,689	170,348
Navigant Consulting, Inc. (a)	38,796	771,264
NL Industries, Inc. (a)	24,724	199,028
On Assignment, Inc. (a)	17,078	1,309,712
Quad Graphics, Inc.	24,204	638,744
Resources Connection, Inc.	33,407	519,479

RPX Corp.	77,454	776,864
RR Donnelley & Sons Co.	29,948	225,808
SP Plus Corp. (a)	26,498	953,928
Steelcase, Inc. - Class A	46,561	635,558
Team, Inc. (a)	1,914	31,294
Tetra Tech, Inc.	21,313	1,043,271
The Brink’s Co.	10,203	749,920
TriNet Group, Inc. (a)	16,243	766,182
TrueBlue, Inc. (a)	34,275	932,280
UniFirst Corp.	7,864	1,221,279
US Ecology, Inc.	1,328	70,251
Viad Corp.	9,554	497,286
VSE Corp.	7,176	348,036
WageWorks, Inc. (a)	300	15,735
Waste Management, Inc.	20,240	1,747,117
Willdan Group, Inc. (a)	3,300	69,201

		39,065,047

Consumer Durables & Apparel - 5.4%
Acushnet Holdings Corp.	37,893	802,953
American Outdoor Brands Corp. (a)(b)	16,782	151,038
AV Homes, Inc. (a)	23,466	394,229
Bassett Furniture Industries, Inc.	17,254	555,579
Beazer Homes USA, Inc. (a)	11,408	179,334
Callaway Golf Co.	54,533	844,171
Cavco Industries, Inc. (a)	1,528	243,105
Century Communities, Inc. (a)	4,244	126,259
Clarus Corp. (a)	1,400	9,380
Columbia Sportswear Co.	29,154	2,203,459
Crocs, Inc. (a)	74,853	916,201
CSS Industries, Inc.	7,090	130,527
Culp, Inc.	9,748	270,995
Deckers Outdoor Corp. (a)	14,267	1,349,373
Delta Apparel, Inc. (a)	400	7,220
Escalade, Inc.	6,351	77,165
Ethan Allen Interiors, Inc.	23,118	549,053
Flexsteel Industries, Inc.	11,305	439,312
Fossil Group, Inc. (a)(b)	53,351	713,836
G-III Apparel Group Ltd. (a)	21,649	799,065
GoPro, Inc. - Class A (a)(b)	13,791	74,196
Green Brick Partners, Inc. (a)	14,994	151,439
Hamilton Beach Brands Holding Co.	13,494	334,246
Helen of Troy Ltd. (a)(c)	12,947	1,165,877
Hooker Furniture Corp.	14,677	548,186
Hovnanian Enterprises, Inc. - Class A (a)	31,897	69,536
Installed Building Products, Inc. (a)	991	59,212
iRobot Corp. (a)(b)	6,505	442,015
JAKKS Pacific, Inc. (a)	30,167	66,367
Johnson Outdoors, Inc. - Class A	14,799	912,210
KB Home	10,908	302,697
La-Z-Boy, Inc.	30,801	945,591
Libbey, Inc.	30,615	191,956
Lifetime Brands, Inc.	17,596	245,464
M/I Homes, Inc. (a)	2,902	84,303
Malibu Boats, Inc. - Class A (a)	20,584	659,717
Marine Products Corp.	3,478	49,666
MCBC Holdings, Inc. (a)	25,614	627,799
MDC Holdings, Inc.	12,930	357,902
Movado Group, Inc.	25,831	800,761
NACCO Industries, Inc. - Class A	7,247	298,576
Nautilus, Inc. (a)	26,366	312,437
Oxford Industries, Inc.	9,777	781,378
Perry Ellis International, Inc. (a)	31,791	847,866
Sequential Brands Group, Inc. (a)(b)	17,966	35,573
Steven Madden Ltd. (a)	36,487	1,601,779
Sturm Ruger & Co., Inc. (b)	3,028	130,355
Superior Uniform Group, Inc.	6,989	175,424
Taylor Morrison Home Corp. - Class A (a)	59,538	1,336,033
The New Home Co., Inc. (a)	11,436	128,541
TopBuild Corp. (a)	14,527	1,011,660
TRI Pointe Group, Inc. (a)	6,381	97,821
Unifi, Inc. (a)	3,006	105,210
Universal Electronics, Inc. (a)	76	3,762
Vera Bradley, Inc. (a)	92,704	932,602
Vince Holding Corp. (a)(b)	9,937	85,756

Vista Outdoor, Inc. (a)	14,900	256,727
William Lyon Homes (a)	2,500	63,200
Wolverine World Wide, Inc.	41,222	1,206,980
ZAGG, Inc. (a)	38,944	586,107

		28,849,181

Consumer Services - 4.3%
Adtalem Global Education, Inc. (a)	33,815	1,557,181
American Public Education, Inc. (a)	16,601	510,481
Ascent Capital Group, Inc. - Class A (a)	14,228	96,750
Belmond Ltd. - Class A (a)(c)	3,692	42,643
Biglari Holdings, Inc. (a)	717	300,574
BJ’s Restaurants, Inc.	7,002	304,587
Bloomin’ Brands, Inc.	39,197	905,059
Bojangles’, Inc. (a)	1,383	18,117
Bridgepoint Education, Inc. (a)	48,339	322,421
Bright Horizons Family Solutions, Inc. (a)	70	6,690
Brinker International, Inc. (b)	15,000	516,450
Caesars Entertainment Corp. (a)	71,758	911,327
Cambium Learning Group, Inc. (a)	629	4,661
Capella Education Co.	2,806	218,026
Career Education Corp. (a)	44,508	588,841
Carriage Services, Inc. (b)	2,900	78,938
Carrols Restaurant Group, Inc. (a)	13,094	168,258
Century Casinos, Inc. (a)	35,721	284,696
Chegg, Inc. (a)	400	7,964
Churchill Downs, Inc.	790	203,978
Chuy’s Holdings, Inc. (a)	16,882	455,814
Collectors Universe, Inc.	9,391	146,218
Cracker Barrel Old Country Store, Inc. (b)	3,652	570,077
Dave & Buster’s Entertainment, Inc. (a)	1,881	84,212
Del Frisco’s Restaurant Group, Inc. (a)	36,816	612,986
Del Taco Restaurants, Inc. (a)	24,620	310,212
Denny’s Corp. (a)	34,219	514,654
DineEquity, Inc.	400	30,392
El Pollo Loco Holdings, Inc. (a)	5,564	54,249
Eldorado Resorts, Inc. (a)	3,706	126,375
Fiesta Restaurant Group, Inc. (a)	19,790	336,430
Fogo De Chao, Inc. (a)	3,802	59,311
Golden Entertainment, Inc. (a)	1,512	42,170
Grand Canyon Education, Inc. (a)	5,077	498,308
Houghton Mifflin Harcourt Co. (a)	29,709	202,021
ILG, Inc.	9,579	290,818
International Speedway Corp. - Class A	19,328	869,760
J Alexander’s Holdings, Inc. (a)	28,810	285,219
Jack in the Box, Inc.	700	63,056
K12, Inc. (a)	37,443	559,024
La Quinta Holdings, Inc. (a)	11,155	210,606
Laureate Education, Inc. - Class A (a)	17,523	234,282
Liberty Tax, Inc. - Class A	5,123	40,216
Luby’s, Inc. (a)	56,889	159,289
Marriott Vacations Worldwide Corp.	3,211	451,145
Monarch Casino & Resort, Inc. (a)	8,757	369,808
Papa John’s International, Inc. (b)	5,101	294,532
Penn National Gaming, Inc. (a)	25,945	690,396
Pinnacle Entertainment, Inc. (a)	21,759	656,469
Potbelly Corp. (a)	51,893	666,825
RCI Hospitality Holdings, Inc.	1,400	37,814
Red Robin Gourmet Burgers, Inc. (a)	5,255	281,931
Regis Corp. (a)	68,830	1,107,475
Ruth’s Hospitality Group, Inc.	34,824	854,929
SeaWorld Entertainment, Inc. (a)(b)	18,046	264,013
Sonic Corp. (b)	3,535	88,799
Speedway Motorsports, Inc.	27,480	539,432
Strayer Education, Inc.	4,952	443,897
Texas Roadhouse, Inc.	11,464	633,501
The Cheesecake Factory, Inc. (b)	16,669	774,942
The Habit Restaurants, Inc. - Class A (a)	78	675
The Marcus Corp.	200	5,400
Weight Watchers International, Inc. (a)	16,938	1,145,348

		23,110,672

Diversified Financials - 2.8%
Artisan Partners Asset Management, Inc.	10,500	354,375
B. Riley Financial, Inc.	4,015	74,277
Cannae Holdings, Inc. (a)	41,052	754,536

Cohen & Steers, Inc.	11,445	457,800
Diamond Hill Investment Group, Inc.	131	26,859
Donnelley Financial Solutions, Inc. (a)	400	6,924
Enova International, Inc. (a)	23,455	516,010
Evercore Partners, Inc. - Class A	14,214	1,322,613
EZCORP, Inc. - Class A (a)(b)	36,794	478,322
Financial Engines, Inc.	10,061	337,043
FirstCash, Inc.	6,953	512,436
GAIN Capital Holdings, Inc.	1,330	9,430
GAMCO Investors, Inc. - Class A	16,976	454,957
Green Dot Corp. - Class A (a)	16,063	1,046,183
Greenhill & Co., Inc. (b)	4,293	87,363
Hamilton Lane, Inc.	2,500	87,350
Hennessy Advisors, Inc.	3,284	60,951
Houlihan Lokey, Inc.	26,545	1,232,219
Investment Technology Group, Inc.	17,895	354,679
Janus Henderson Group PLC (c)	29,031	1,025,956
Ladenburg Thalmann Financial Services, Inc.	22,519	75,213
Manning & Napier, Inc.	23,635	70,905
Marlin Business Services Corp.	23,042	594,484
Medley Management, Inc. - Class A	19,295	117,699
Moelis & Co.	20,557	1,043,268
OM Asset Management PLC (c)	6,288	96,395
On Deck Capital, Inc. (a)(b)	15,001	77,855
Oppenheimer Holdings, Inc. - Class A	2,670	70,888
PICO Holdings, Inc.	28,043	343,527
Piper Jaffray Cos.	4,507	376,335
PJT Partners, Inc. - Class A	1,063	50,822
Pzena Investment Management, Inc. - Class A	53,714	584,408
Regional Management Corp. (a)	1,154	34,528
Silvercrest Asset Management Group, Inc. - Class A	11,241	169,739
Stifel Financial Corp.	1,500	95,805
Sutherland Asset Management Corp.	500	6,900
Tiptree, Inc.	2,514	14,456
Virtu Financial, Inc. - Class A (b)	12,671	376,329
Virtus Investment Partners, Inc.	385	47,374
Waddell & Reed Financial, Inc. - Class A (b)	57,956	1,159,120
Westwood Holdings Group, Inc.	4,147	225,348
World Acceptance Corp. (a)(b)	2,041	219,448

		15,051,129

Energy - 2.3%
Adams Resources & Energy, Inc.	7,716	304,782
Andeavor	2,941	263,572
Arch Coal, Inc.	3,497	334,698
Archrock, Inc.	9,812	93,214
C&J Energy Services, Inc. (a)	1,800	43,200
Clean Energy Fuels Corp. (a)	16,390	22,782
Cloud Peak Energy, Inc. (a)	19,800	65,142
Contango Oil & Gas Co. (a)	2,645	7,671
CVR Energy, Inc. (b)	20,112	595,717
Dawson Geophysical Co. (a)	32,890	181,224
Delek US Holdings, Inc.	28,275	964,743
Diamond Offshore Drilling, Inc. (a)	300	4,350
Dorian LPG Ltd. (a)(c)	11,451	83,821
Dril-Quip, Inc. (a)	8,600	387,430
Ensco PLC (c)	6,763	30,028
EP Energy Corp. - Class A (a)	86	130
Era Group, Inc. (a)	19,263	182,035
Evolution Petroleum Corp.	24,790	199,560
Exterran Corp. (a)	12,823	331,731
Exxon Mobil Corp.	46,000	3,484,040
Fairmount Santrol Holdings, Inc. (a)	1,700	7,616
Frank’s International NV (c)	1,800	9,414
Gulf Island Fabrication, Inc.	2,800	23,100
Hallador Energy Co.	6,700	44,220
Independence Contract Drilling, Inc. (a)	7,727	32,067
International Seaways, Inc. (a)(c)	13,700	222,899
Jagged Peak Energy, Inc. (a)	11,772	144,796
Key Energy Services, Inc. (a)	400	5,364
Mammoth Energy Services, Inc. (a)	10,493	274,707
Matrix Service Co. (a)	32,130	459,459
McDermott International, Inc. (a)(c)	14,900	108,770
Nabors Industries Ltd. (c)	1,004	6,496
Natural Gas Services Group, Inc. (a)	11,771	293,098

Navios Maritime Acquisition Corp. (c)	23,370	17,595
Oil States International, Inc. (a)	16,246	399,652
Overseas Shipholding Group, Inc. - Class A (a)	92,474	163,679
Pacific Ethanol, Inc. (a)	13,392	54,907
Panhandle Oil and Gas, Inc.	200	3,570
Par Pacific Holdings, Inc. (a)	10,100	171,902
Peabody Energy Corp.	7,600	309,396
Penn Virginia Corp. (a)	500	18,650
ProPetro Holding Corp. (a)	1,600	25,808
Renewable Energy Group, Inc. (a)(b)	46,020	510,822
REX American Resources Corp. (a)	6,852	553,093
RigNet, Inc. (a)(b)	27,253	365,190
Ring Energy, Inc. (a)	1,900	25,783
Rowan Cos. PLC (a)(c)	900	10,944
Scorpio Tankers, Inc. (c)	131	301
Seadrill Ltd. (a)(b)(c)	6,015	1,624
Select Energy Services, Inc. (a)	2,000	28,720
Smart Sand, Inc. (a)(b)	16,649	123,536
Teekay Tankers Ltd. - Class A (b)(c)	56,113	64,530
Tellurian, Inc. (a)(b)	6,000	52,380
TETRA Technologies, Inc. (a)	25,137	91,247
Ultra Petroleum Corp. (a)(c)	11,111	41,000
Westmoreland Coal Co. (a)	9,177	3,864
Willbros Group, Inc. (a)	10,038	9,518

		12,259,587

Food & Staples Retailing - 1.5%
Ingles Markets, Inc. - Class A	13,592	437,662
Natural Grocers by Vitamin Cottage, Inc. (a)	37,563	261,063
Performance Food Group Co. (a)	57,499	1,762,344
PriceSmart, Inc. (b)	6,089	479,509
Smart & Final Stores, Inc. (a)	74,768	538,330
SpartanNash Co.	28,035	470,147
SUPERVALU, Inc. (a)(b)	37,630	535,475
The Andersons, Inc.	10,358	363,048
The Chefs’ Warehouse, Inc. (a)	32,712	737,655
United Natural Foods, Inc. (a)	29,836	1,273,102
Village Super Market, Inc. - Class A	14,034	332,606
Weis Markets, Inc.	18,271	680,960

		7,871,901

Food, Beverage & Tobacco - 1.9%
Alliance One International, Inc. (a)	4,870	97,156
Boston Beer Company, Inc. - Class A (a)(b)	764	124,570
Calavo Growers, Inc.	1,189	101,481
Cal-Maine Foods, Inc. (a)	1,400	59,640
Coca-Cola Bottling Co.	1,807	337,204
Craft Brew Alliance, Inc. (a)	10,018	178,821
Darling Ingredients, Inc. (a)	49,496	900,332
Dean Foods Co.	58,834	510,091
Farmer Brothers Co. (a)	310	9,672
Fresh Del Monte Produce, Inc. (c)	22,523	1,051,374
Hostess Brands, Inc. (a)(b)	7,810	95,594
J&J Snack Foods Corp.	4,175	560,828
John B Sanfilippo & Son, Inc.	8,617	497,546
Lancaster Colony Corp.	5,026	594,777
Landec Corp. (a)	32,169	418,197
Lifeway Foods, Inc. (a)	20,159	136,275
MGP Ingredients, Inc.	300	25,176
Sanderson Farms, Inc.	6,784	835,450
Seaboard Corp.	233	944,116
Seneca Foods Corp. - Class A (a)	6,163	179,343
Snyder’s-Lance, Inc.	38,033	1,897,086
Tootsie Roll Industries, Inc. (b)	6,705	223,947
Turning Point Brands, Inc.	1,600	33,440
Universal Corp.	10,186	500,642
Vector Group Ltd.	3,267	65,471

		10,378,229

Health Care Equipment & Services - 5.8%
Abaxis, Inc.	3,081	205,410
Aceto Corp.	14,811	106,195
Addus HomeCare Corp. (a)	4,133	141,969
Allscripts Healthcare Solutions, Inc. (a)	19,400	269,078
Almost Family, Inc. (a)	4,089	241,047
Amedisys, Inc. (a)	6,915	409,437
American Renal Associates Holdings, Inc. (a)	18,662	369,881

AMN Healthcare Services, Inc. (a)	16,293	906,705
Analogic Corp.	5,619	469,186
AngioDynamics, Inc. (a)	39,708	646,843
Anika Therapeutics, Inc. (a)	7,687	400,108
Antares Pharma, Inc. (a)(b)	19,240	42,328
AtriCure, Inc. (a)	4,800	84,816
Atrion Corp.	430	253,227
Avinger, Inc. (a)	2	2
AxoGen, Inc. (a)	4,880	142,496
BioScrip, Inc. (a)	100	316
BioTelemetry, Inc. (a)	1,114	35,982
Cantel Medical Corp.	4,138	481,291
Cardiovascular Systems, Inc. (a)	1,211	28,798
Chemed Corp.	3,418	887,415
Civitas Solutions, Inc. (a)	21,492	279,396
Community Health Systems, Inc. (a)	3,802	19,466
Computer Programs & Systems, Inc.	1,000	29,800
ConforMIS, Inc. (a)	3,468	4,716
CONMED Corp.	5,550	335,941
CorVel Corp. (a)	11,028	539,821
Cotiviti Holdings, Inc. (a)	9,919	332,386
Cross Country Healthcare, Inc. (a)	54,079	700,323
CryoLife, Inc. (a)	2,250	42,638
Cutera, Inc. (a)	13,884	625,474
Diplomat Pharmacy, Inc. (a)(b)	56,590	1,179,336
Encompass Health Corp.	2,582	137,517
Express Scripts Holding Co. (a)	21,408	1,615,234
FONAR Corp. (a)	3,500	86,450
Genesis Healthcare, Inc. (a)(b)	26,489	35,230
Glaukos Corp. (a)	6,910	216,283
Globus Medical, Inc. - Class A (a)	26,652	1,269,701
Haemonetics Corp. (a)	15,117	1,071,795
Halyard Health, Inc. (a)	7,249	357,956
HealthStream, Inc. (a)	14,693	354,983
HMS Holdings Corp. (a)	4,227	67,801
ICU Medical, Inc. (a)	681	157,481
Inogen, Inc. (a)	2,420	292,384
Inovalon Holdings, Inc. (a)	2,100	25,200
Integra LifeSciences Holdings Corp. (a)	7,526	396,846
Invacare Corp.	14,542	250,122
InVivo Therapeutics Holdings Corp. (a)(b)	5,400	2,538
iRadimed Corp. (a)(b)	26,141	339,833
IRIDEX Corp. (a)	514	2,976
K2M Group Holdings, Inc. (a)	1,000	20,710
Kindred Healthcare, Inc.	58,122	534,722
Lantheus Holdings, Inc. (a)	6,600	100,980
LeMaitre Vascular, Inc.	14,611	507,878
LHC Group, Inc. (a)	11,995	772,238
LivaNova PLC (a)(c)	7,305	655,551
Magellan Health, Inc. (a)	6,973	703,576
Masimo Corp. (a)	22,724	1,989,032
Meridian Bioscience, Inc.	38,390	535,541
Merit Medical Systems, Inc. (a)	1,800	81,900
Molina Healthcare, Inc. (a)	1,022	73,891
National HealthCare Corp.	7,318	429,347
National Research Corp. - Class A	15,994	452,630
Natus Medical, Inc. (a)	7,940	247,331
Neogen Corp. (a)	3,913	228,011
Nobilis Health Corp. (a)(c)	26	36
NuVasive, Inc. (a)	1,765	85,355
NxStage Medical, Inc. (a)	5,032	117,145
Omnicell, Inc. (a)	7,414	323,621
OraSure Technologies, Inc. (a)	7,864	135,733
Orthofix International N.V. (a)(c)	9,605	537,976
Owens & Minor, Inc.	54,673	897,184
PetIQ, Inc. (a)	1,500	32,850
Quality Systems, Inc. (a)	60,593	760,442
Quorum Health Corp. (a)	11,088	65,863
R1 RCM, Inc. (a)	4,900	32,144
RadNet, Inc. (a)	26,122	261,220
RTI Surgical, Inc. (a)	60,734	258,120
Sientra, Inc. (a)(b)	6,200	59,210
Simulations Plus, Inc.	4,684	72,836
STAAR Surgical Co. (a)	9,776	153,483

Surgery Partners, Inc. (a)(b)	2,200	34,870
Surmodics, Inc. (a)	6,325	190,383
Tabula Rasa HealthCare, Inc. (a)	15,450	499,190
Tactile Systems Technology, Inc. (a)(b)	5,258	170,149
The Ensign Group, Inc.	14,442	385,601
The Providence Service Corp. (a)	8,251	524,434
Tivity Health, Inc. (a)	3,807	146,760
Triple-S Management Corp. - Class B (a)(c)	9,452	229,684
US Physical Therapy, Inc.	2,501	193,828
Utah Medical Products, Inc.	2,100	186,270
Varex Imaging Corp. (a)	3,323	115,939
Vocera Communications, Inc. (a)	1,418	38,995

		30,734,816

Household & Personal Products - 1.8%
Avon Products, Inc. (a)	79,798	209,869
Central Garden & Pet Co. (a)	16,155	624,068
Central Garden & Pet Co. - Class A (a)	19,710	714,290
HRG Group, Inc. (a)	49,481	781,305
Inter Parfums, Inc.	18,855	799,452
Lifevantage Corp. (a)(b)	83,234	330,439
Medifast, Inc.	1,618	103,212
Natural Health Trends Corp. (b)	14,488	252,526
Nature’s Sunshine Products, Inc.	16,616	186,930
Oil-Dri Corp. of America	6,962	251,050
Procter & Gamble Co.	60,331	4,737,190
Revlon, Inc. (a)(b)	6,112	120,406
USANA Health Sciences, Inc. (a)	3,782	288,945
WD-40 Co.	1,159	144,527

		9,544,209

Insurance - 3.3%
Ambac Financial Group, Inc. (a)	1,953	29,588
American Equity Investment Life Holding Co.	22,355	684,287
AMERISAFE, Inc.	12,986	727,216
AmTrust Financial Services, Inc.	1,000	11,970
Atlas Financial Holdings, Inc. (a)(c)	1,380	24,219
Baldwin & Lyons, Inc. - Class B	24,575	556,624
Blue Capital Reinsurance Holdings Ltd. (c)	22,510	249,861
Citizens, Inc. (a)(b)	17,857	122,320
CNO Financial Group, Inc.	22,441	505,820
Crawford & Co. - Class B	21,804	195,582
Donegal Group, Inc. - Class A	36,419	575,784
eHealth, Inc. (a)	19,644	320,001
EMC Insurance Group, Inc.	16,187	422,481
Employers Holdings, Inc.	13,449	526,528
FBL Financial Group, Inc. - Class A	7,879	511,347
Federated National Holding Co.	2,962	45,763
Global Indemnity Ltd. (a)(c)	1,848	68,376
Hallmark Financial Services, Inc. (a)	29,290	287,921
HCI Group, Inc. (b)	2,660	92,116
Health Insurance Innovations, Inc. (a)(b)	5,300	165,360
Heritage Insurance Holdings, Inc. (b)	40,607	677,325
Horace Mann Educators Corp.	12,676	521,617
Independence Holding Co.	600	17,100
Infinity Property & Casualty Corp.	4,515	532,544
Investors Title Co.	316	60,830
James River Group Holdings Ltd. (c)	10,963	358,600
Kemper Corp.	15,906	897,098
Kingstone Cos., Inc.	3,600	68,760
Kinsale Capital Group, Inc.	11,357	556,493
Maiden Holdings Ltd. (c)	36,083	216,498
National General Holdings Corp.	53,615	1,232,073
National Western Life Group, Inc. - Class A	2,068	630,740
NI Holdings, Inc. (a)	700	11,277
Primerica, Inc.	1,106	107,835
RLI Corp.	12,457	757,386
Safety Insurance Group, Inc.	11,690	834,082
Selective Insurance Group, Inc.	11,364	646,043
State Auto Financial Corp.	4,202	115,891
Stewart Information Services Corp.	22,798	914,884
The Navigators Group, Inc.	15,475	834,102
Third Point Reinsurance Ltd. (a)(c)	871	12,107
United Fire Group, Inc.	15,003	667,333
United Insurance Holdings Corp.	12,382	242,068
Universal Insurance Holdings, Inc.	20,020	586,586

		17,622,436

Materials - 3.9%
A Schulman, Inc.	8,896	390,090
AdvanSix, Inc. (a)	1,400	57,890
AgroFresh Solutions, Inc. (a)	32,008	247,742
American Vanguard Corp.	22,284	434,538
Ampco-Pittsburgh Corp.	1,000	10,200
Balchem Corp.	600	45,150
Boise Cascade Co.	18,449	743,495
Calgon Carbon Corp.	8,941	189,996
Carpenter Technology Corp.	1,139	58,021
Century Aluminum Co. (a)	2,003	38,157
Chase Corp.	3,526	366,704
Clearwater Paper Corp. (a)	700	26,320
Codexis, Inc. (a)	400	3,820
Coeur Mining, Inc. (a)	23,937	183,118
Commercial Metals Co.	24,137	586,529
Core Molding Technologies, Inc.	1,900	34,580
Ferro Corp. (a)	8,782	187,847
Ferroglobe PLC (a)(c)	51,938	839,318
Flotek Industries, Inc. (a)	1,900	11,305
Forterra, Inc. (a)(b)	1,940	13,755
FutureFuel Corp.	57,176	685,540
GCP Applied Technologies, Inc. (a)	3,199	98,369
Gold Resource Corp.	90,982	370,297
Greif, Inc. - Class A	10,265	590,956
Greif, Inc. - Class B	2,257	135,759
Hawkins, Inc.	7,552	252,992
Haynes International, Inc.	450	18,720
HB Fuller Co.	11,307	569,760
Hecla Mining Co. (b)	36,730	134,432
Ingevity Corp. (a)	800	59,928
Innophos Holdings, Inc.	9,615	399,599
Innospec, Inc.	1,183	76,836
Intrepid Potash, Inc. (a)	3,200	10,592
Kaiser Aluminum Corp.	1,912	191,907
KapStone Paper and Packaging Corp.	6,765	236,031
Klondex Mines Ltd. (a)(c)	41,090	54,239
KMG Chemicals, Inc.	11,122	666,986
Koppers Holdings, Inc. (a)	72	2,909
Kraton Corp. (a)	1,863	79,010
Kronos Worldwide, Inc.	9,039	193,887
Louisiana-Pacific Corp.	47,227	1,345,969
Materion Corp.	19,771	996,458
Minerals Technologies, Inc.	7,977	548,020
Monsanto Co.	17,905	2,208,940
Myers Industries, Inc.	35,808	678,562
Neenah Paper, Inc.	4,294	329,135
Olin Corp.	29	942
Olympic Steel, Inc.	120	2,704
OMNOVA Solutions, Inc. (a)	9,130	92,213
PolyOne Corp.	21,552	890,313
Quaker Chemical Corp.	2,600	370,578
Ryerson Holding Corp. (a)	11	111
Schnitzer Steel Industries, Inc. - Class A	5,949	202,266
Schweitzer-Mauduit International, Inc.	4,683	183,620
Sensient Technologies Corp.	10,545	758,713
Stepan Co.	6,669	534,187
SunCoke Energy, Inc. (a)	14,191	151,560
Trecora Resources (a)	8,657	96,093
Tredegar Corp.	48	766
Trinseo S.A. (c)	3,929	312,748
UFP Technologies, Inc. (a)	7,925	225,466
United States Lime & Minerals, Inc.	4,591	326,925
Valhi, Inc.	10,199	58,032
Verso Corp. (a)	17,273	302,968
Warrior Met Coal, Inc.	13,200	411,972
Worthington Industries, Inc.	12,035	532,428

		20,859,013

Media - 2.0%
Beasley Broadcast Group, Inc.	200	2,100
Entercom Communications Corp. - Class A	1,420	14,058
Entravision Communications Corp. - Class A	20,082	129,529
Eros International PLC (a)(c)	173	2,284

Gannett Co., Inc.	103,614	1,040,285
Gray Television, Inc. (a)	8,411	116,072
Hemisphere Media Group, Inc. (a)	23,630	264,656
IMAX Corp. (a)(c)	500	10,550
MDC Partners, Inc. - Class A (a)(c)	27,510	215,953
Meredith Corp. (b)	16,058	920,123
MSG Networks, Inc. - Class A (a)	32,772	799,637
National CineMedia, Inc.	39,854	300,101
New Media Investment Group, Inc.	55,283	953,632
Reading International, Inc. - Class A (a)	2,048	33,587
Saga Communications, Inc. - Class A	2,135	83,265
Salem Media Group, Inc.	35,178	145,989
Scholastic Corp.	26,459	963,372
Scripps Networks Interactive, Inc.	16,737	1,503,987
Sinclair Broadcast Group, Inc. - Class A	1,600	54,080
The EW Scripps Co. - Class A	11,735	161,591
The New York Times Co. - Class A	78,029	1,880,499
Townsquare Media, Inc. - Class A (a)	22,362	155,639
Tronc, Inc. (a)	39,572	757,012
Urban One, Inc. (a)	40,931	69,583
WideOpenWest, Inc. (a)	700	6,762
World Wrestling Entertainment, Inc. - Class A	5,695	217,264

		10,801,610

Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Amphastar Pharmaceuticals, Inc. (a)	11,145	204,622
Cambrex Corp. (a)	15,022	780,393
Catalent, Inc. (a)	1,082	45,174
Conatus Pharmaceuticals, Inc. (a)	27	140
Corcept Therapeutics, Inc. (a)(b)	31,304	475,508
Depomed, Inc. (a)	31,260	214,756
Enzo Biochem, Inc. (a)	16,577	104,932
Gilead Sciences, Inc.	23,354	1,838,660
Heska Corp. (a)	629	42,759
Horizon Pharma PLC (a)(c)	6,900	100,602
Impax Laboratories, Inc. (a)	300	6,120
Innoviva, Inc. (a)	7,500	116,325
Insys Therapeutics, Inc. (a)	27	197
Intersect ENT, Inc. (a)	9,274	341,747
Luminex Corp.	22,358	438,440
Madrigal Pharmaceuticals, Inc. (a)	39	4,916
Medpace Holdings, Inc. (a)	9,273	297,200
NeoGenomics, Inc. (a)	32,067	269,363
Paratek Pharmaceuticals, Inc. (a)	65	852
Phibro Animal Health Corp. - Class A	17,046	655,419
PRA Health Sciences, Inc. (a)	2,318	194,712
Prestige Brands Holdings, Inc. (a)	1,300	43,940
Supernus Pharmaceuticals, Inc. (a)	500	19,450
Syneos Health, Inc. (a)	866	36,285
Titan Pharmaceuticals, Inc. (a)(b)	30,698	30,698
Veracyte, Inc. (a)	10	60

		6,263,270

Real Estate - 0.5%
Altisource Portfolio Solutions, S.A. (a)(b)(c)	3,075	81,795
Forestar Group, Inc. (a)(b)	3,362	83,041
HFF, Inc. - Class A	16,191	739,281
Marcus & Millichap, Inc. (a)	22,752	712,138
Maui Land & Pineapple Co., Inc. (a)	4,500	49,950
RE/MAX Holdings, Inc. - Class A	1,635	90,415
The RMR Group, Inc. - Class A	11,846	743,929

		2,500,549

Retailing - 10.0%
1-800-Flowers.com, Inc. - Class A (a)	71,699	835,293
Aaron’s, Inc.	38,079	1,759,631
Abercrombie & Fitch Co.	85,922	1,772,571
Amazon.com, Inc. (a)	3,200	4,839,840
American Eagle Outfitters, Inc.	134,816	2,597,904
America’s Car-Mart, Inc. (a)	14,733	717,497
Asbury Automotive Group, Inc. (a)	7,723	508,560
Ascena Retail Group, Inc. (a)	77,092	174,999
Barnes & Noble Education, Inc. (a)	94,711	691,390
Barnes & Noble, Inc.	54,769	246,461
Best Buy Co., Inc.	14,012	1,015,029
Big 5 Sporting Goods Corp. (b)	89,067	547,762
Big Lots, Inc. (b)	16,967	953,545

Boot Barn Holdings, Inc. (a)	16,515	290,994
Build-A-Bear Workshop, Inc. (a)	65,652	597,433
Caleres, Inc.	28,282	792,179
Camping World Holdings, Inc. - Class A	16,623	694,841
Chico’s FAS, Inc.	90,651	910,136
Citi Trends, Inc.	34,104	755,745
Conn’s, Inc. (a)(b)	7,811	255,420
Core-Mark Holding Co., Inc.	25,758	527,266
Destination XL Group, Inc. (a)	105,009	257,272
Dillard’s, Inc. (b)	7,800	636,090
DSW, Inc. - Class A	59,048	1,157,931
Duluth Holdings, Inc. - Class B (a)(b)	131	2,203
Express, Inc. (a)	103,273	745,631
Five Below, Inc. (a)	7,131	476,707
Francesca’s Holdings Corp. (a)	70,285	366,185
Fred’s, Inc. - Class A (b)	28,336	94,359
FTD Companies, Inc. (a)	22,327	134,409
Funko, Inc. (a)	1,600	11,808
Gaia, Inc. (a)	5,854	75,224
Genesco, Inc. (a)	17,243	677,650
GNC Holdings, Inc. (a)(b)	104,090	443,423
Group 1 Automotive, Inc.	7,540	519,054
Groupon, Inc. (a)	47,100	201,588
Guess, Inc. (b)	33,341	526,454
Haverty Furniture Cos., Inc.	43,097	877,024
Hibbett Sports, Inc. (a)	36,836	948,527
Home Depot, Inc.	20,000	3,645,400
J. Jill, Inc. (a)	32,405	279,007
J.C. Penney Co., Inc. (a)(b)	25,100	108,683
Kirkland’s, Inc. (a)	52,523	460,102
Kohl’s Corp.	9,731	643,122
Lands’ End, Inc. (a)(b)	9,239	166,302
Liberty Interactive Corp QVC Group (a)	55,677	1,607,395
Liberty TripAdvisor Holdings, Inc. (a)	51,103	531,471
Lithia Motors, Inc. - Class A	1,788	185,755
Lumber Liquidators Holdings, Inc. (a)	10,011	231,855
MarineMax, Inc. (a)	670	14,003
Monro Muffler Brake, Inc.	15,501	789,001
Nutrisystem, Inc.	400	12,300
Office Depot, Inc.	264,325	695,175
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,400	261,140
Overstock.com, Inc. (a)(b)	32,406	1,957,322
Party City Holdco, Inc. (a)(b)	12,038	173,949
PetMed Express, Inc.	5,204	235,169
Pier 1 Imports, Inc.	87,622	271,628
Rent-A-Center, Inc. (b)	55,285	415,743
Restoration Hardware Holdings, Inc. (a)(b)	5,200	441,376
Sears Hometown and Outlet Stores, Inc. (a)(b)	112,589	236,437
Shoe Carnival, Inc.	41,779	975,957
Shutterfly, Inc. (a)(b)	7,173	550,384
Sleep Number Corp. (a)	8,225	283,269
Sonic Automotive, Inc. - Class A	16,122	315,991
Sportsman’s Warehouse Holdings, Inc. (a)(b)	76,057	368,877
Stage Stores, Inc. (b)	52,055	98,905
Stein Mart, Inc. (b)	279,280	173,154
Tailored Brands, Inc.	64,565	1,511,467
The Buckle, Inc. (b)	33,213	699,134
The Cato Corp. - Class A	38,365	435,826
The Children’s Place, Inc.	9,109	1,296,211
The Container Store Group, Inc. (a)(b)	37,394	188,840
The Finish Line, Inc. - Class A	81,599	866,581
Tile Shop Holdings, Inc.	17,144	92,578
Tilly’s, Inc. - Class A	38,716	505,244
Tuesday Morning Corp. (a)(b)	42,882	135,078
Vitamin Shoppe, Inc. (a)(b)	64,822	243,083
Wayfair, Inc. - Class A (a)	53	4,103
Weyco Group, Inc.	17,101	520,383
Winmark Corp.	1,070	135,569
Zumiez, Inc. (a)	38,524	758,923

		53,157,927

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	6,281	416,556
Alpha & Omega Semiconductor, Ltd. (a)(c)	10,121	155,560
Ambarella, Inc. (a)(c)	1,381	66,398

Amkor Technology, Inc. (a)	54,280	545,514
Aquantia Corp. (a)	500	6,900
Axcelis Technologies, Inc. (a)	2,985	72,983
Broadcom Ltd. (c)	6,812	1,678,886
Brooks Automation, Inc.	41,291	1,102,883
Cabot Microelectronics Corp.	7,468	760,989
CEVA, Inc. (a)	1,500	55,125
Cirrus Logic, Inc. (a)	24,606	1,090,292
Cohu, Inc.	24,724	495,222
Cree, Inc. (a)	4,500	170,235
CyberOptics Corp. (a)	2,200	36,080
Diodes, Inc. (a)	21,603	650,250
DSP Group, Inc. (a)	44,508	540,772
Entegris, Inc.	42,656	1,416,179
FormFactor, Inc. (a)	4,500	58,950
GSI Technology, Inc. (a)	3,500	26,460
Ichor Holdings Ltd. (a)(c)	8,087	208,968
Intel Corp.	89,200	4,396,668
Kopin Corp. (a)	12,010	36,751
Lattice Semiconductor Corp. (a)	12,421	74,650
MaxLinear, Inc. (a)	6,141	139,585
Microsemi Corp. (a)	86	5,581
MKS Instruments, Inc.	15,323	1,706,216
Monolithic Power Systems, Inc.	973	113,899
Nanometrics, Inc. (a)	17,652	465,836
NeoPhotonics Corp. (a)(b)	8,542	51,850
NVE Corp.	2,345	163,001
PDF Solutions, Inc. (a)	10,764	119,911
Photronics, Inc. (a)	74,232	579,010
Pixelworks, Inc. (a)	7,500	33,000
Power Integrations, Inc.	5,069	340,637
Rambus, Inc. (a)	2,000	25,420
Rudolph Technologies, Inc. (a)	27,710	735,701
Sigma Designs, Inc. (a)	45,767	274,602
Silicon Laboratories, Inc. (a)	100	9,350
SMART Global Holdings, Inc. (a)(c)	3,800	131,936
Synaptics, Inc. (a)	14,018	651,416
Ultra Clean Holdings, Inc. (a)	6,822	131,392
Veeco Instruments, Inc. (a)	19	345
Xcerra Corp. (a)	82,846	828,460
Xperi Corp.	900	19,845

		20,590,264

Software & Services - 9.7%
8x8, Inc. (a)	14,216	259,442
A10 Networks, Inc. (a)	68,701	431,442
ACI Worldwide, Inc. (a)	18,420	435,633
Actua Corp.	12,940	14,234
Acxiom Corp. (a)	7,139	195,394
ALJ Regional Holdings, Inc. (a)	27,627	64,095
Alphabet, Inc. - Class A (a)	7,102	7,840,040
Alteryx, Inc. (a)	4,200	143,598
Amber Road, Inc. (a)	1,900	17,290
American Software, Inc. - Class A	59,666	742,245
ANGI Homeservices, Inc. (a)(b)	22,321	330,128
Appfolio, Inc. - Class A (a)	8,962	359,376
Apptio, Inc. - Class A (a)	34,960	1,010,344
Aspen Technology, Inc. (a)	200	15,456
AutoWeb, Inc. (a)	19,042	134,437
Blackbaud, Inc.	1,363	139,735
Blackhawk Network Holdings, Inc. (a)	15,445	691,164
Blackline, Inc. (a)	2,307	101,508
Blucora, Inc. (a)	16,670	388,411
Bottomline Technologies de, Inc. (a)	100	3,798
Brightcove, Inc. (a)	72,573	497,125
CACI International, Inc. - Class A (a)	8,602	1,282,128
Carbonite, Inc. (a)	13,368	376,309
Cardtronics PLC - Class A (a)(c)	6,719	150,371
Care.com, Inc. (a)	29,609	529,409
Cars.com, Inc. (a)	6,400	175,296
Cass Information Systems, Inc.	1,161	67,988
ChannelAdvisor Corp. (a)	20,472	181,177
Cimpress, N.V. (a)(b)(c)	980	159,495
Cloudera, Inc. (a)	2,500	47,625
CommerceHub, Inc. - Series A (a)	2,217	43,941

CommerceHub, Inc. - Series C (a)	10,700	203,835
CommVault Systems, Inc. (a)	9,417	490,155
Convergys Corp.	71,597	1,661,766
CSG Systems International, Inc.	17,628	822,875
Dell Technologies, Inc. - Class V (a)	21,797	1,619,299
DHI Group, Inc. (a)	133,896	220,928
Ellie Mae, Inc. (a)	100	8,867
Endurance International Group Holdings, Inc. (a)	16,826	122,830
EPAM Systems, Inc. (a)	11,651	1,317,961
Everbridge, Inc. (a)	4,796	153,040
Everi Holdings, Inc. (a)	18,052	134,487
EVERTEC, Inc. (c)	18,104	293,285
ExlService Holdings, Inc. (a)	10,625	605,837
Facebook, Inc. (a)	10,704	1,908,737
Fair Isaac Corp.	100	16,994
Forrester Research, Inc.	14,125	572,062
Globant S.A. (a)(b)(c)	1,322	68,850
Glu Mobile, Inc. (a)	49,814	184,810
Imperva, Inc. (a)	500	23,325
Instructure, Inc. (a)	2,401	104,203
International Business Machines Corp.	18,878	2,941,759
J2 Global, Inc.	2,044	151,297
Limelight Networks, Inc. (a)	114,184	461,303
Liquidity Services, Inc. (a)	67,966	465,567
LivePerson, Inc. (a)	8,527	123,215
Majesco Entertainment Co. (a)	500	2,700
ManTech International Corp. - Class A	23,980	1,351,753
Marchex, Inc. - Class B (a)	44,642	142,854
MAXIMUS, Inc.	27,012	1,809,264
MicroStrategy, Inc. - Class A (a)	1,961	250,969
Mitek Systems, Inc. (a)	448	3,427
MobileIron, Inc. (a)	20,371	97,781
Model N, Inc. (a)	5,765	98,581
MoneyGram International, Inc. (a)	42,411	455,070
Monotype Imaging Holdings, Inc.	900	21,690
MuleSoft, Inc. (a)	1,400	43,232
New Relic, Inc. (a)	200	14,356
NIC, Inc.	43,914	592,839
Okta, Inc. (a)	5,518	212,940
Pegasystems, Inc.	10,628	616,424
Perficient, Inc. (a)	37,273	725,705
PFSweb, Inc. (a)	32,124	230,008
Presidio, Inc. (a)	11,235	164,256
Progress Software Corp.	14,744	691,051
Q2 Holdings, Inc. (a)	500	22,775
QAD, Inc. - Class A	16,258	731,610
QuinStreet, Inc. (a)	94,698	1,243,385
Rapid7, Inc. (a)	400	10,564
RealNetworks, Inc. (a)	27,487	76,414
RealPage, Inc. (a)	1,010	52,773
Reis, Inc.	9,550	183,838
RingCentral, Inc. - Class A (a)	8,703	545,243
Rosetta Stone, Inc. (a)	34,741	475,604
Sapiens International Corp N.V. (c)	7,841	76,136
Science Applications International Corp.	11,547	835,887
SecureWorks Corp. - Class A (a)(b)	22,460	221,680
ServiceSource International, Inc. (a)	4,770	17,458
Shutterstock, Inc. (a)	3,622	182,006
SPS Commerce, Inc. (a)	700	42,014
Stamps.com, Inc. (a)(b)	579	110,618
StarTek, Inc. (a)	4,807	51,916
Sykes Enterprises, Inc. (a)	18,518	538,133
Synchronoss Technologies, Inc. (a)	9,995	93,353
Syntel, Inc. (a)	31,113	835,384
TechTarget, Inc. (a)	16,697	288,524
Telenav, Inc. (a)	30,833	168,040
The Hackett Group, Inc.	44,193	796,800
The Meet Group, Inc. (a)(b)	30,524	79,973
The Rubicon Project, Inc. (a)	134,620	216,738
The Trade Desk, Inc. - Class A (a)(b)	3,339	187,852
TiVo Corp.	700	10,500
Travelport Worldwide Ltd. (c)	25,845	368,291
TTEC Holdings, Inc.	14,739	525,445
Unisys Corp. (a)(b)	45,366	508,099

Varonis Systems, Inc. (a)	1,486	83,439
VASCO Data Security International, Inc. (a)	4,031	48,574
Verint Systems, Inc. (a)	1,900	73,910
Veritone, Inc. (a)(b)	2,100	29,295
Virtusa Corp. (a)	18,330	874,708
Web.com Group, Inc. (a)	18,597	334,746
Workiva, Inc. (a)	10,242	233,006
XO Group, Inc. (a)	29,376	566,076
Yelp, Inc. (a)	6,400	278,784
Yext, Inc. (a)(b)	3,000	38,100
Zendesk, Inc. (a)	2,700	116,586
Zix Corp. (a)	87,352	353,776

		51,558,874

Technology Hardware & Equipment - 6.4%
3D Systems Corp. (a)(b)	913	8,673
Acacia Communications, Inc. (a)(b)	6,803	263,276
ADTRAN, Inc.	14,163	221,651
Aerohive Networks, Inc. (a)	52,504	219,992
Agilysys, Inc. (a)	33,222	371,090
Anixter International, Inc. (a)	15,714	1,187,193
Applied Optoelectronics, Inc. (a)(b)	5,500	153,615
Avid Technology, Inc. (a)	40,775	195,312
AVX Corp.	108,115	1,870,389
Badger Meter, Inc.	15,811	752,604
Bel Fuse, Inc. - Class B	18,147	313,943
Belden, Inc.	2,944	214,117
Benchmark Electronics, Inc. (a)	39,845	1,195,350
Black Box Corp.	26,204	52,408
CalAmp Corp. (a)	4,818	112,741
Calix, Inc. (a)	78,192	512,158
Ciena Corp. (a)	10,739	248,823
Clearfield, Inc. (a)	2,069	27,931
Comtech Telecommunications Corp.	21,834	482,531
Control4 Corp. (a)	27,140	652,446
CPI Card Group, Inc. (b)	13,697	34,927
Cray, Inc. (a)	6,296	137,253
CTS Corp.	27,622	709,885
Daktronics, Inc.	73,336	653,424
Diebold Nixdorf, Inc. (b)	4,102	64,401
Digi International, Inc. (a)	67,737	707,852
Eastman Kodak Co. (a)(b)	22,482	118,030
Electro Scientific Industries, Inc. (a)	29,676	532,091
Electronics For Imaging, Inc. (a)	17,217	471,574
EMCORE Corp. (a)	27,068	143,460
ePlus, Inc. (a)	11,272	862,872
Extreme Networks, Inc. (a)	17,973	205,072
Fabrinet (a)(c)	5,300	159,795
FARO Technologies, Inc. (a)	3,700	219,595
Fitbit, Inc. (a)(b)	21,400	102,292
II-VI, Inc. (a)(b)	4,482	172,557
Immersion Corp. (a)	700	8,113
Infinera Corp. (a)	11,054	109,987
Insight Enterprises, Inc. (a)	10,856	379,200
InterDigital, Inc.	7,906	567,651
Intevac, Inc. (a)	2,900	17,545
Iteris, Inc. (a)	9,100	50,687
Itron, Inc. (a)	11,648	815,360
KEMET Corp. (a)	2,348	42,217
Kimball Electronics, Inc. (a)	42,055	729,654
Knowles Corp. (a)	3,000	43,320
KVH Industries, Inc. (a)	38,730	395,046
Littelfuse, Inc.	4,121	855,107
Maxwell Technologies, Inc. (a)(b)	2,982	16,968
Methode Electronics, Inc.	11,840	467,088
MTS Systems Corp.	2,885	141,221
Napco Security Technologies, Inc. (a)	1,100	11,110
NETGEAR, Inc. (a)	10,258	571,883
NetScout Systems, Inc. (a)	26,770	710,743
Novanta, Inc. (a)(c)	15,942	890,361
Oclaro, Inc. (a)	14,400	103,248
OSI Systems, Inc. (a)	200	12,628
Park Electrochemical Corp.	15,851	269,784
PC Connection, Inc.	27,872	692,062
PCM, Inc. (a)	6,600	46,860

Plantronics, Inc.	12,598	680,796
Plexus Corp. (a)	12,765	769,985
Pure Storage, Inc. - Class A (a)	21,519	466,317
Quantenna Communications, Inc. (a)	12,549	172,549
Quantum Corp. (a)	20,373	74,565
Radisys Corp. (a)	83,499	71,809
Ribbon Communications, Inc. (a)	73,064	473,455
Rogers Corp. (a)	1,486	204,058
Sanmina Corp. (a)	15,340	422,617
ScanSource, Inc. (a)	15,323	501,828
Sierra Wireless, Inc. (a)(c)	9,075	144,746
Silicom Ltd. (c)	3,971	251,761
Stratasys Ltd. (a)(b)(c)	2,742	49,973
Super Micro Computer, Inc. (a)	1,400	25,340
SYNNEX Corp.	7,186	888,549
Systemax, Inc.	53,230	1,520,781
Tech Data Corp. (a)	3,627	374,814
TTM Technologies, Inc. (a)	53,921	871,363
VeriFone Systems, Inc. (a)	10,500	174,300
Vishay Intertechnology, Inc. (b)	62,804	1,155,594
Vishay Precision Group, Inc. (a)	20,662	618,827
Western Digital Corp.	19,267	1,677,000

		33,890,193

Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	2,731	72,289
Consolidated Communications Holdings, Inc.	1,815	20,981
Frontier Communications Corp. (b)	21,500	151,145
IDT Corp. - Class B	44,720	540,218
Ooma, Inc. (a)	7,615	81,100
ORBCOMM, Inc. (a)	6,848	71,219
Shenandoah Telecommunications Co.	100	3,280
Spok Holdings, Inc.	40,384	627,971
Vonage Holdings Corp. (a)	69,731	707,770

		2,275,973

Transportation - 1.6%
Arkansas Best Corp.	6,911	228,754
Costamare, Inc. (c)	200	1,158
Covenant Transportation Group, Inc. - Class A (a)	1,209	31,216
Daseke, Inc. (a)	300	3,018
Echo Global Logistics, Inc. (a)	9,141	241,780
Forward Air Corp.	20,642	1,114,668
Hawaiian Holdings, Inc.	15,298	550,728
Heartland Express, Inc.	27,189	530,729
Hub Group, Inc. - Class A (a)	16,022	699,360
Knight-Swift Transportation Holdings, Inc.	34,506	1,661,809
Marten Transport Ltd.	30,513	660,607
Park-Ohio Holdings Corp.	3,599	143,420
Radiant Logistics, Inc. (a)	126,097	466,559
Roadrunner Transportation Systems, Inc. (a)	76,104	291,478
Saia, Inc. (a)	2,134	155,035
Schneider National, Inc.	6,800	175,848
United Continental Holdings, Inc. (a)	15,375	1,042,271
Universal Logistics Holdings, Inc.	5,188	114,655
Werner Enterprises, Inc.	12,300	458,175
YRC Worldwide, Inc. (a)	21,580	188,178

		8,759,446

Utilities - 1.0%
ALLETE, Inc.	9,726	662,827
American States Water Co.	6,190	328,813
Artesian Resources Corp.	2,255	74,618
Atlantic Power Corp. (a)(c)	57	120
Avista Corp.	1,800	86,094
Black Hills Corp.	100	5,079
California Water Service Group	136	5,161
Consolidated Water Co., Ltd. (c)	23,190	291,034
Duke Energy Corp.	20,046	1,510,266
Dynegy, Inc. (a)	11,657	142,565
El Paso Electric Co.	1,100	53,460
Genie Energy Ltd. - Class B	15,336	68,245
MGE Energy, Inc.	3,000	157,500
New Jersey Resources Corp.	4,200	160,020
Northwest Natural Gas Co.	3,270	170,530
NRG Yield, Inc. - Class A	15,054	231,531
NRG Yield, Inc. - Class C	10,985	171,915

ONE Gas, Inc.	2,700	171,693
Otter Tail Corp.	1,400	55,720
PNM Resources, Inc.	100	3,520
Portland General Electric Co.	10,515	417,761
Pure Cycle Corp. (a)	100	795
South Jersey Industries, Inc.	7,775	203,783
Southwest Gas Holdings, Inc.	841	55,405
Spark Energy, Inc. - Class A (b)	19,569	181,992
The York Water Co.	1,964	55,188

		5,265,635

TOTAL COMMON STOCKS (Cost $492,636,913)		525,918,976

CONTINGENT VALUE RIGHTS (d) - 0.0%
Diversified Financials (d) - 0.0%
NewStar Financial, Inc. (a)	4,220	2,279

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,279

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Diversified Financials - 0.2%
AG Mortgage Investment Trust, Inc.	4,868	79,640
Anworth Mortgage Asset Corp.	29,235	133,312
Apollo Commercial Real Estate Finance, Inc.	16,035	292,799
Ares Commercial Real Estate Corp.	152	1,873
Capstead Mortgage Corp.	18,949	158,224
Cherry Hill Mortgage Investment Corp.	800	12,896
Dynex Capital, Inc.	13,417	80,770
MTGE Investment Corp.	120	2,040
New Residential Investment Corp.	16	258
PennyMac Mortgage Investment Trust	6,800	113,356
Resource Capital Corp. (b)	26,124	227,018

		1,102,186

Real Estate (d) - 0.0%
Alexander & Baldwin, Inc.	5	110
Chesapeake Lodging Trust	38	983
DiamondRock Hospitality Co.	46	473
Getty Realty Corp.	7	165
Global Net Lease, Inc.	14	219
Kite Realty Group Trust	4	61
Lexington Realty Trust	5	40
New Senior Investment Group, Inc.	2	16
Pebblebrook Hotel Trust	49	1,666
RLJ Lodging Trust	22	436
UMH Properties, Inc.	11	128
Urstadt Biddle Properties, Inc.	33	578
Xenia Hotels & Resorts, Inc.	11	216

		5,091

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,234,962)		1,107,277

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.26% (e)	1,235,800	1,235,800
First American Government Obligations Fund - Class Z - 1.24% (e)	1,235,799	1,235,799
First American Treasury Obligations Fund - Class Z - 1.25% (e)	1,235,800	1,235,800
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.25% (e)	1,235,799	1,235,799
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.29% (e)	1,235,799	1,235,799

TOTAL SHORT-TERM INVESTMENTS (Cost $6,178,997)		6,178,997

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.9%
BlackRock Liquidity Funds - FedFund Portfolio - Institutional Class - 1.29% (e)	1,837,127	1,837,127
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class - 1.57% (e)	24,532,555	24,544,701

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $26,381,828)		26,381,828

TOTAL INVESTMENTS (Cost $526,432,700) - 105.0%		559,589,357

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%		(26,486,903)

TOTAL NET ASSETS - 100.0%		$533,102,454

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of February 28, 2018. Total loaned securities had a market value of $25,551,410 as of February 28, 2018.
(c)	Foreign issued security. Total foreign securities are $16,197,205, which represents 3.0% of net assets.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		VALUE/
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 Mini Index, March 2018 Settlement	829	$62,639,240	$(1,239,875)

TOTAL FUTURES CONTRACTS PURCHASED		$62,639,240	$(1,239,875)

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	$1,919,316	1,752	$(13,877)
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/03/2018	Term	4,023,036	3,600	48,924
B	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/24/2018	Term	2,057,790	1,750	130,378
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,838,336	3,200	(1,504)
A	Best Buy Co., Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,025,398	14,012	10,836
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,695,439	6,812	17,326
A	CitiGroup, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	969,084	12,615	17,219
A	Dell Technologies, Inc. - Class V	Pay	1-Month LIBOR USD	3/23/2018	Term	1,521,213	21,797	(97,393)
A	Dover Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	886,397	8,758	6,009
A	Duke Energy Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,537,528	20,046	27,963
A	Express Scripts Holding Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,610,524	21,408	(3,976)
A	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,565,000	46,000	80,960
A	Facebook, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	1,898,461	10,704	(9,411)
B	General Dynamics Corp.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,071,600	10,000	(148,422)
B	General Motors Co.	Pay	1-Month LIBOR USD	4/24/2018	Term	1,082,750	25,000	101,341
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,884,668	23,354	46,866
A	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,699,600	20,000	54,200
B	Honeywell International, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	1,196,325	7,500	59,999
A	Intel Business Machines Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,948,366	18,878	7,951
A	Intel Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,451,972	89,200	55,304
A	Kohls Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	638,451	9,731	(4,380)
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,284,365	6,033	27,975
A	Monsanto Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,162,745	17,905	(45,210)
A	Proctor & Gamble Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,983,341	60,331	248,421
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,269,765	9,342	(16,237)
A	Scripps Network International - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	1,469,676	16,737	(38,662)
A	United Continental Holdings	Pay	1-Month LIBOR USD	3/23/2018	Term	1,022,745	15,375	(19,060)
A	Waste Management, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,723,436	20,240	(22,895)
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,635,961	19,267	(40,293)

						$61,073,288		$480,352

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of February 28, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 93.9%
Australia - 4.1%
AGL Energy Ltd.	34,865	$586,635
Aristocrat Leisure Ltd.	21,235	403,683
Aurizon Holdings Ltd.	23,759	83,606
Australia & New Zealand Banking Group Ltd.	174,134	3,891,561
BHP Billiton Ltd.	29,275	687,442
Caltex Australia Ltd.	26,724	724,411
CIMIC Group Ltd.	28,084	1,012,991
Coca-Cola Amatil Ltd.	93,713	633,804
Cochlear Ltd.	597	84,731
Commonwealth Bank of Australia	8,671	510,352
Flight Centre Travel Group Ltd.	25,779	1,153,083
Fortescue Metals Group Ltd.	302,563	1,163,654
Harvey Norman Holdings Ltd.	99,113	306,173
Macquarie Group Ltd.	1,976	157,435
Medibank Private Ltd.	407,998	998,525
National Australia Bank Ltd.	69,359	1,612,261
Orica Ltd.	21,956	314,641
Origin Energy Ltd. (a)	29,685	205,985
Qantas Airways Ltd.	184,461	839,653
Rio Tinto Ltd.	25,246	1,565,199
Sonic Healthcare Ltd.	5,689	107,325
South32 Ltd.	121,405	306,564
Tabcorp Holdings Ltd.	90,453	323,992
Telstra Corp., Ltd.	210,971	544,145
TPG Telecom Ltd.	71,245	335,925
Wesfarmers Ltd.	78,759	2,518,857
Woolworths Ltd.	136,206	2,910,680

		23,983,313

Austria - 0.7%
Andritz AG	21,341	1,238,117
Erste Group Bank AG	21,873	1,112,170
OMV AG	22,050	1,253,728
Raiffeisen Bank International AG (a)	14,706	569,771
voestalpine AG	400	23,075

		4,196,861

Belgium - 1.1%
Ageas N.V.	6,205	324,897
Colruyt S.A.	13,268	715,841
KBC Group N.V.	24,311	2,278,004
Proximus SADP	15,515	498,172
Solvay S.A. - Class A	10,200	1,397,882
UCB S.A.	344	28,417
Umicore S.A.	16,546	932,706

		6,175,919

Canada - 4.4%
Alimentation Couche-Tard, Inc. - Class B	27,500	1,337,067
Atco Ltd. - Class I	5,500	181,047
BlackBerry Ltd. (a)	14,000	169,872
CAE, Inc.	3,500	64,534
Canadian National Railway Co.	500	38,685
Canadian Tire Corp. Ltd. - Class A	8,300	1,127,990
Cenovus Energy, Inc.	20,000	145,574
CGI Group, Inc. - Class A (a)	16,000	935,162
CI Financial Corp.	4,100	91,189
Dollarama, Inc.	300	34,917
Empire Co., Ltd. - Class A	28,300	524,009
Finning International, Inc.	21,400	570,022
George Weston Ltd.	9,700	793,039
Gildan Activewear, Inc.	7,900	229,144
Great-West Lifeco, Inc.	41,700	1,100,344
Imperial Oil Ltd.	10,800	292,472
Industrial Alliance Insurance & Financial Services, Inc.	500	21,193
Intact Financial Corp.	2,100	162,426
Jean Coutu Group PJC, Inc. - Class A	18,700	353,977
Linamar Corp.	9,700	531,111
Loblaw Cos., Ltd.	29,900	1,536,010
Magna International, Inc.	33,600	1,848,628
Manulife Financial Corp.	58,000	1,103,772
Methanex Corp.	3,300	182,153
Metro, Inc.	7,500	236,596
National Bank of Canada	5,300	257,152
Nutrien Ltd. (a)	2,453	120,528
Onex Corp.	3,000	220,137
Power Financial Corp.	35,000	913,731
Rogers Communications, Inc. - Class B	3,000	135,178
Royal Bank of Canada	44,700	3,521,449
Saputo, Inc.	34,900	1,115,375
SNC-Lavalin Group, Inc.	100	4,338
Sun Life Financial, Inc.	20,500	844,475
Teck Resources Ltd. - Class B	31,000	886,612
Toronto-Dominion Bank	48,600	2,802,681
West Fraser Timber Co., Ltd.	15,300	1,065,706

		25,498,295

Cayman Islands - 0.5%
Melco Resorts & Entertainment Ltd. - ADR	3,100	85,095
Sands China Ltd.	100,000	557,838
WH Group Ltd. (b) (Cost: $1,592,796; Original Acquisition Date: 05/25/2017)	1,721,500	2,120,208

		2,763,141

Curacao - 1.4%
Schlumberger Ltd.	128,533	8,436,906

Denmark - 2.0%
A.P. Moller - Maersk - Class A	248	386,954
A.P. Moller - Maersk - Class B	218	354,115
Carlsberg A/S - Class B	8,175	999,510
Chr Hansen Holding A/S	579	48,092
Coloplast A/S - Class B	1,212	102,426
Danske Bank A/S	48,063	1,929,032
DSV A/S	12,420	972,785
ISS A/S	35,982	1,303,615
Novo Nordisk A/S - Class B	47,179	2,440,615
Novozymes A/S	2,096	107,722
Pandora A/S	6,776	706,503
TDC A/S	114,775	934,585
Vestas Wind Systems A/S	11,840	855,689
William Demant Holding A/S (a)	8,078	288,696

		11,430,339

Finland - 1.5%
Kone OYJ - Class B	21,423	1,109,383
Metso OYJ	16,401	523,830
Neste OYJ	34,345	2,514,604
Nokian Renkaat OYJ	7,536	345,429
Orion OYJ - Class B	11,026	359,115
Stora Enso OYJ	89,049	1,572,640
UPM-Kymmene OYJ	37,637	1,287,709
Wartsila OYJ Abp	10,666	750,414

		8,463,124

Germany - 6.8%
adidas AG	4,359	965,800
Allianz SE	11,493	2,669,731
BASF SE	19,542	2,041,549
Bayer AG	28,640	3,342,187
Beiersdorf AG	9,096	995,324
Brenntag AG	17,662	1,101,001
Commerzbank AG (a)	94,121	1,454,222
Continental AG	8,050	2,199,633
Covestro AG (b) (Cost: $1,740,849; Original Acquisition Date: 05/19/2017)	23,257	2,623,638
Deutsche Bank AG	27,367	436,241
Deutsche Boerse AG	1,014	134,834
Deutsche Lufthansa AG	20,009	668,104
Deutsche Post AG	56,785	2,590,610
Deutsche Telekom AG	11,103	178,389
E.ON SE	124,311	1,260,453
Evonik Industries AG	7,284	268,198
Fresenius Medical Care AG & Co.	3,878	409,150
Fresenius SE & Co.	1,228	99,779
GEA Group AG	5,602	264,813
Henkel AG & Co.	16,800	2,019,840
Hochtief AG	9,748	1,637,418
Hugo Boss AG	12,070	1,074,349
Innogy SE (b) (Cost: $502,499; Original Acquisition Date: 05/30/2017)	11,717	467,311
Lanxess AG	1,881	156,079
Linde AG (a)	4,503	999,214
Man SE	5,328	607,554
Merck KGaA	14,738	1,468,656
Ceconomy AG	31,519	412,963
Metro AG	31,519	614,725
OSRAM Licht AG	1,297	102,406
ProSiebenSat.1 Media SE	1,000	39,550
RWE AG (a)	54,264	1,078,569
SAP SE	10,458	1,091,394
Siemens AG	12,402	1,625,173
Telefonica Deutschland Holding AG	286,628	1,319,214
Volkswagen AG	3,109	617,606
Zalando SE (a)(b) (Cost: $112,132; Original Acquisition Date: 05/19/2017)	2,368	134,765

		39,170,442

Hong Kong - 1.6%
ASM Pacific Technology Ltd.	12,300	174,952
BOC Hong Kong Holdings Ltd.	324,500	1,630,771
Cathay Pacific Airways Ltd. (a)	9,000	15,183
CK Asset Holdings Ltd.	76,500	657,310
CLP Holdings Ltd.	77,500	783,866
First Pacific Co., Ltd.	220,000	136,526
Galaxy Entertainment Group Ltd.	63,000	546,562
Hang Lung Group Ltd.	7,000	23,638
Hang Seng Bank Ltd.	9,400	233,054
HK Electric Investments Ltd. (b) (Cost: $244,117; Original Acquisition Date: 05/23/2017)	267,000	250,422
HKT Trust & HKT Ltd.	249,000	318,174
Hong Kong & China Gas Co., Ltd.	44,000	87,034
I-CABLE Communications Ltd. (a)	9,655	240

Kerry Properties Ltd.	10,000	45,203
Li & Fung Ltd.	2,350,000	1,180,074
Minth Group Ltd.	2,000	11,737
NWS Holdings Ltd.	68,000	127,729
PCCW Ltd.	109,000	62,119
SJM Holdings Ltd.	792,000	754,419
Sun Hung Kai Properties Ltd.	4,00	66,356
Swire Pacific Ltd.	30,000	301,569
Techtronic Industries Co., Ltd.	101,500	636,815
The Wharf Holdings Ltd.	90,000	334,378
Wheelock & Co., Ltd.	49,000	355,194
Yue Yuen Industrial Holdings Ltd.	134,000	573,608

		9,306,933

Ireland - 0.1%
CRH PLC	11,566	380,081

Israel - 0.3%
Bank Hapoalim B.M.	46,659	332,220
Bezeq The Israeli Telecommunication Corp. Ltd.	147,763	225,897
Check Point Software Technologies Ltd. (a)	3,461	359,563
Elbit Systems Ltd.	571	81,163
Frutarom Industries Ltd.	700	64,408
Israel Chemicals Ltd.	50,400	216,216
Nice Ltd.	1,500	146,211
Taro Pharmaceutical Industries Ltd. (a)	4,000	392,600
Teva Pharmaceutical Industries Ltd. - ADR	7,500	140,400

		1,958,678

Italy - 1.0%
EXOR N.V.	16,927	1,228,291
Intesa Sanpaolo S.p.A.	33,533	133,068
Leonardo S.p.A.	35,746	382,649
Luxottica Group S.p.A.	4,863	291,647
Poste Italiane S.p.A. (b) (Cost: $513,144; Original Acquisition Date: 05/19/2017)	70,474	605,080
Prysmian S.p.A.	27,525	864,367
Saipem S.p.A. (a)	297,709	1,208,574
Snam S.p.A.	59,019	264,203
UniCredit S.p.A. (a)	32,249	680,123
UnipolSai Assicurazioni S.p.A.	20,456	49,061

		5,707,063

Japan - 28.5%
ABC-Mart, Inc.	7,900	500,780
Aeon Co., Ltd.	71,600	1,206,284
Air Water, Inc.	33,400	659,961
Aisin Seiki Co., Ltd.	15,700	913,693
Ajinomoto Co., Inc.	12,200	222,610
Alfresa Holdings Corp.	59,000	1,318,817
Alps Electric Co., Ltd.	18,700	509,775
Amada Holdings Co., Ltd.	67,300	896,125
ANA Holdings, Inc.	7,400	296,363
Aozora Bank Ltd.	4,800	195,864
Asahi Glass Co., Ltd.	6,400	264,323
Asahi Group Holdings Ltd.	2,700	138,065
Asahi Kasei Corp.	119,000	1,524,984
Asics Corp.	38,200	603,757
Astellas Pharma, Inc.	107,000	1,571,932
Bandai Namco Holdings, Inc.	26,100	842,829
Benesse Holdings, Inc.	16,600	594,210
Bridgestone Corp.	42,900	1,904,313
Brother Industries Ltd.	47,500	1,181,299
Calbee, Inc.	6,400	213,116
Canon, Inc.	77,100	2,938,190
Casio Computer Co., Ltd.	47,300	695,304
Chiba Bank Ltd.	10,000	82,079
Chugai Pharmaceutical Co., Ltd.	4,500	231,931
Coca-Cola Bottlers Japan, Inc.	15,300	579,218
Dai Nippon Printing Co., Ltd.	36,700	766,711
Daicel Corp.	38,200	435,227
Dai-ichi Life Holdings, Inc.	4,800	93,989
Daiichi Sankyo Co., Ltd.	31,100	1,101,362
Daikin Industries Ltd.	6,300	740,165
Daito Trust Construction Co., Ltd.	7,600	1,258,637
Daiwa House Industry Co., Ltd.	8,500	314,910
DeNA Co., Ltd.	24,500	446,063
Denso Corp.	35,900	2,095,405
Disco Corp.	600	139,850
Don Quijote Holdings Co., Ltd.	300	16,803
Eisai Co., Ltd.	200	10,586
FamilyMart UNY Holdings Co., Ltd.	700	52,789
FANUC Corp.	600	151,616
Fast Retailing Co., Ltd.	2,700	1,064,531
Fuji Electric Co., Ltd.	73,000	552,406
Fujifilm Holdings Corp.	34,200	1,425,190
Fujitsu Ltd.	193,000	1,151,747
Hachijuni Bank Ltd.	10,600	63,576
Hakuhodo DY Holdings, Inc.	71,700	1,035,105
Hamamatsu Photonics KK	1,200	47,719
Hikari Tsushin, Inc.	4,700	675,712
Hino Motors Ltd.	46,100	604,973
Hirose Electric Co., Ltd.	1,400	208,069

Hisamitsu Pharmaceutical Co., Inc.	9,400	674,467
Hitachi Chemical Co., Ltd.	32,200	715,165
Hitachi Construction Machinery Co., Ltd.	20,800	881,189
Hitachi High-Technologies Corp.	22,900	1,111,306
Hitachi Ltd.	302,000	2,283,756
Hitachi Metals Ltd.	27,200	346,148
Honda Motor Co., Ltd.	17,600	636,456
Hoshizaki Corp.	5,600	504,654
Hoya Corp.	5,100	268,133
Idemitsu Kosan Co., Ltd.	8,200	311,407
IHI Corp.	5,800	196,396
Iida Group Holdings Co., Ltd.	49,000	921,617
Isetan Mitsukoshi Holdings Ltd.	70,000	821,280
Isuzu Motors Ltd.	29,400	459,961
Itochu Corp.	62,600	1,203,332
J Front Retailing Co., Ltd.	19,900	360,149
Japan Airlines Co., Ltd.	13,200	503,081
Japan Airport Terminal Co., Ltd.	7,100	267,566
Japan Tobacco, Inc.	21,800	618,621
JFE Holdings, Inc.	12,500	287,362
JSR Corp.	34,800	837,256
JTEKT Corp.	21,700	333,652
JXTG Holdings, Inc.	55,600	333,508
Kajima Corp.	76,000	723,591
Kamigumi Co., Ltd.	34,400	751,843
Kaneka Corp.	76,000	769,437
Kansai Electric Power Co., Inc.	3,500	42,512
Kansai Paint Co., Ltd.	12,400	311,247
Kao Corp.	11,400	832,142
Kawasaki Heavy Industries Ltd.	11,500	416,716
KDDI Corp.	92,100	2,261,726
Keyence Corp.	600	363,360
Kikkoman Corp.	14,600	578,274
Kirin Holdings Co., Ltd.	66,800	1,723,886
Kobe Steel Ltd. (a)	1,800	19,763
Koito Manufacturing Co., Ltd.	14,000	965,993
Komatsu Ltd.	26,300	953,641
Konami Holdings Corp.	4,100	215,923
Konica Minolta, Inc.	103,900	954,123
Kose Corp.	2,300	427,860
Kubota Corp.	20,500	370,963
Kuraray Co., Ltd.	42,400	736,876
Kurita Water Industries Ltd.	27,100	828,328
Kyocera Corp.	20,800	1,226,767
Kyowa Hakko Kirin Co., Ltd.	14,900	312,343
Kyushu Railway Co.	800	24,579
Lawson, Inc.	9,700	633,249
Lion Corp.	46,900	876,703
LIXIL Group Corp.	41,200	1,004,715
M3, Inc.	4,900	189,969
Mabuchi Motor Co., Ltd.	5,900	301,464
Makita Corp.	8,600	406,836
Marubeni Corp.	136,500	1,040,031
Maruichi Steel Tube Ltd.	7,900	247,581
Mazda Motor Corp.	72,700	1,007,365
McDonald’s Holdings Co. Japan Ltd.	800	35,695
Mebuki Financial Group, Inc.	29,100	116,653
Medipal Holdings Corp.	58,400	1,187,852
MEIJI Holdings Co., Ltd.	5,800	423,197
Minebea Mitsumi, Inc.	16,100	364,151
Miraca Holdings, Inc.	10,700	397,548
MISUMI Group, Inc.	30,900	888,336
Mitsubishi Chemical Holdings Corp.	129,800	1,309,538
Mitsubishi Corp.	34,600	969,326
Mitsubishi Electric Corp.	111,300	1,877,353
Mitsubishi Gas Chemical Co., Inc.	34,800	860,715
Mitsubishi Heavy Industries Ltd.	5,400	219,754
Mitsubishi Logistics Corp.	5,000	117,144
Mitsubishi Motors Corp.	100,400	788,165
Mitsubishi Tanabe Pharma Corp.	23,600	502,687
Mitsubishi UFJ Financial Group, Inc.	365,900	2,577,270
Mitsui & Co., Ltd.	12,800	231,986
Mitsui Chemicals, Inc.	13,400	406,614
Mitsui OSK Lines Ltd.	10,800	336,522
Mixi, Inc.	12,000	484,037
Mizuho Financial Group, Inc.	706,700	1,304,962
Murata Manufacturing Co., Ltd.	1,300	181,069
Nabtesco Corp.	12,500	536,674
NEC Corp.	14,100	427,854
Nexon Co., Ltd. (a)	11,200	403,563
NGK Spark Plug Co., Ltd.	11,100	280,383
NH Foods Ltd.	36,000	806,508
Nikon Corp.	45,800	930,234
Nintendo Co., Ltd.	200	91,172
Nippon Electric Glass Co., Ltd.	1,600	48,330
Nippon Express Co., Ltd.	9,000	601,757
Nippon Paint Holdings Co., Ltd.	8,600	311,680
Nippon Steel & Sumitomo Metal Corp.	8,900	210,417

Nippon Telegraph & Telephone Corp.	81,200	3,771,464
Nissan Chemical Industries Ltd.	6,800	268,523
Nissan Motor Co., Ltd.	72,100	755,662
Nisshin Seifun Group, Inc.	52,400	1,034,727
Nissin Foods Holdings Co., Ltd.	12,800	870,944
Nitori Holdings Co., Ltd.	700	117,471
Nitto Denko Corp.	12,200	1,001,630
NOK Corp.	39,400	839,760
Nomura Holdings, Inc.	5,000	30,437
Nomura Research Institute Ltd.	12,200	546,407
NSK Ltd.	69,900	1,036,991
NTT Data Corp.	34,700	358,635
NTT Docomo, Inc.	123,800	3,167,092
Obayashi Corp.	53,400	602,607
Obic Co., Ltd.	400	33,194
Oji Holdings Corp.	79,000	514,826
Olympus Corp.	800	31,996
Omron Corp.	23,700	1,394,802
Ono Pharmaceutical Co., Ltd.	2,300	66,982
Oracle Corp.	4,000	309,017
Oriental Land Co., Ltd.	800	77,736
Osaka Gas Co., Ltd.	37,000	729,754
Otsuka Corp.	14,100	1,307,021
Otsuka Holdings Co., Ltd.	4,300	215,633
Panasonic Corp.	96,200	1,497,444
Park24 Co., Ltd.	6,500	156,241
Pola Orbis Holdings, Inc.	18,700	783,981
Rakuten, Inc.	4,900	44,554
Recruit Holdings Co., Ltd.	46,400	1,122,066
Resona Holdings, Inc.	76,400	432,815
Ricoh Co., Ltd.	27,300	293,046
Rinnai Corp.	6,700	598,928
Rohm Co., Ltd.	2,600	273,087
Ryohin Keikaku Co., Ltd.	2,400	821,821
Sankyo Co., Ltd.	2,600	93,211
Santen Pharmaceutical Co., Ltd.	15,000	238,793
Secom Co., Ltd.	12,400	886,834
Sega Sammy Holdings, Inc.	56,000	812,392
Seiko Epson Corp.	15,200	290,068
Sekisui Chemical Co., Ltd.	72,400	1,356,440
Sekisui House Ltd.	20,900	364,476
Seven & i Holdings Co., Ltd.	42,800	1,786,548
Shimadzu Corp.	23,500	601,964
Shimamura Co., Ltd.	8,900	1,058,175
Shimano, Inc.	3,000	432,960
Shimizu Corp.	73,700	683,664
Shin-Etsu Chemical Co., Ltd.	7,300	766,977
Shinsei Bank Ltd.	17,800	279,528
Shionogi & Co., Ltd.	8,300	432,042
Shiseido Co., Ltd.	9,700	581,721
Shizuoka Bank Ltd.	79,000	794,360
Showa Shell Sekiyu KK	61,600	790,912
SMC Corp.	800	333,422
Sohgo Security Services Co., Ltd.	2,900	136,358
Sompo Holdings, Inc.	14,300	546,916
Sony Corp.	17,800	896,945
Sony Financial Holdings, Inc.	6,200	114,293
Stanley Electric Co., Ltd.	18,800	732,899
Start Today Co., Ltd.	12,100	312,544
Subaru Corp.	45,200	1,585,243
Sumitomo Chemical Co., Ltd.	57,000	351,443
Sumitomo Corp.	51,800	908,673
Sumitomo Dainippon Pharma Co., Ltd.	45,100	686,184
Sumitomo Electric Industries Ltd.	38,600	608,884
Sumitomo Heavy Industries Ltd.	20,600	802,494
Sumitomo Metal Mining Co., Ltd.	3,500	162,533
Sumitomo Mitsui Financial Group, Inc.	6,300	272,296
Sumitomo Mitsui Trust Holdings, Inc.	15,300	614,419
Sumitomo Rubber Industries Ltd.	46,500	886,333
Sundrug Co., Ltd.	19,200	885,311
Suntory Beverage & Food Ltd.	22,300	1,034,732
Suzuken Co., Ltd.	25,100	1,021,898
Suzuki Motor Corp.	34,200	1,950,970
Sysmex Corp.	4,000	330,631
Taiheiyo Cement Corp.	8,000	296,477
Taisei Corp.	12,000	608,194
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	426,471
Taiyo Nippon Sanso Corp.	14,900	216,564
Takashimaya Co., Ltd.	97,000	983,588
Teijin Ltd.	13,700	269,057
Temp Holdings Co., Ltd.	1,900	48,643
THK Co., Ltd.	17,400	750,971
Toho Co., Ltd.	14,000	452,862
Toho Gas Co., Ltd.	10,200	297,985
Tokyo Electron Ltd.	3,400	664,370
Tokyo Gas Co., Ltd.	16,000	399,777
Toppan Printing Co., Ltd.	84,000	717,597
Toray Industries, Inc.	29,500	297,959

Toshiba Corp. (a)	188,000	557,694
Tosoh Corp.	22,400	463,073
TOTO Ltd.	16,500	867,188
Toyo Seikan Group Holdings Ltd.	41,600	615,929
Toyo Suisan Kaisha Ltd.	13,600	530,203
Toyoda Gosei Co., Ltd.	23,500	568,973
Toyota Industries Corp.	1,900	119,084
Toyota Motor Corp.	35,000	2,358,409
Toyota Tsusho Corp.	18,900	699,776
Trend Micro, Inc.	7,700	434,300
Tsuruha Holdings, Inc.	8,200	1,187,282
Unicharm Corp.	31,900	890,554
USS Co., Ltd.	3,600	73,892
Yakult Honsha Co., Ltd.	4,600	329,179
Yamada Denki Co., Ltd.	149,500	943,544
Yamaguchi Financial Group, Inc.	1,000	12,071
Yamaha Corp.	8,900	393,192
Yamaha Motor Co., Ltd.	28,400	898,107
Yamato Holdings Co., Ltd.	7,400	184,220
Yamazaki Baking Co., Ltd.	56,400	1,097,577
Yaskawa Electric Corp.	13,900	639,353
Yokogawa Electric Corp.	46,700	941,416
Yokohama Rubber Co., Ltd.	9,300	228,399

		165,162,087

Luxembourg - 0.2%
Millicom International Cellular S.A.	1,830	121,729
RTL Group S.A.	8,620	754,879
Tenaris S.A.	4,604	79,455

		956,063

Netherlands - 2.8%
ABN AMRO Group N.V. (b) (Cost: $180,578; Original Acquisition Date: 05/30/2017)	6,965	216,707
Aegon N.V.	120,270	834,983
AerCap Holdings N.V. (a)	3,200	158,752
Akzo Nobel N.V.	10,673	1,039,748
Altice N.V. - Class A (a)	12,638	120,556
Altice N.V. - Class B (a)	8,882	84,505
ArcelorMittal USA (a)	19,147	650,134
Boskalis Westminster	7,829	294,652
CNH Industrial N.V.	109,056	1,467,565
Gemalto N.V.	13,290	800,315
Heineken Holding N.V.	4,451	442,748
ING Groep N.V.	141,086	2,475,782
Koninklijke Ahold Delhaize N.V.	75,834	1,702,631
Koninklijke DSM N.V.	2,355	243,223
Koninklijke Philips N.V.	62,051	2,364,827
NXP Semiconductors NV (a)	2,700	336,582
Qiagen N.V. (a)	1,056	35,344
Randstad Holding N.V.	19,225	1,369,909
RELX N.V.	49,385	1,013,024
Unilever N.V.	6,162	322,496
Wolters Kluwer N.V.	7,191	364,253

		16,338,736

Norway - 1.3%
DNB ASA	77,465	1,519,502
Marine Harvest ASA	49,965	962,457
Norsk Hydro ASA	194,577	1,307,364
Orkla ASA	13,394	146,855
Schibsted ASA - Class A	1,418	37,321
Statoil ASA	51,913	1,181,619
Telenor ASA	105,952	2,377,719

		7,532,837

Portugal - 0.4%
EDP - Energias de Portugal S.A.	112,776	376,981
Galp Energia SGPS S.A.	48,417	872,048
Jeronimo Martins SGPS S.A.	48,648	1,009,112

		2,258,141

Singapore - 0.9%
Broadcom Ltd.	17,049	4,201,896
City Developments Ltd.	3,800	36,602
Genting Singapore PLC	271,700	237,911
SATS Ltd.	23,300	91,459
Singapore Technologies Engineering Ltd.	36,900	94,983
Singapore Telecommunications Ltd.	78,300	199,776
StarHub Ltd.	60,600	114,361
United Overseas Bank Ltd.	2,100	44,211
Yangzijiang Shipbuilding Holdings Ltd.	108,400	122,328

		5,143,527

Spain - 3.0%
ACS Actividades de Construccion y Servicios, S.A.	50,464	1,729,851
Amadeus IT Group S.A.	3,058	224,506
Banco Bilbao Vizcaya Argentaria S.A.	174,077	1,448,264
Banco de Sabadell S.A.	316,598	661,392
Banco Santander S.A.	398,305	2,730,217
Bankia S.A.	31,257	148,636
Bankinter S.A.	49,309	541,947
CaixaBank S.A.	83,340	404,638
Distribuidora Internacional de Alimentacion S.A.	172,879	823,183
Endesa S.A.	64,303	1,349,888

Gas Natural SDG S.A.	33,692	770,842
Industria de Diseno Textil S.A.	47,333	1,433,065
International Consolidated Airlines Group S.A.	198,036	1,666,487
Mapfre S.A.	168,727	566,160
Repsol S.A.	118,843	2,111,542
Telefonica S.A.	35,362	343,222
Zardoya Otis S.A.	17,991	189,488

		17,143,328

Sweden - 3.0%
Alfa Laval AB	23,999	576,487
Arjo AB (a)	13,504	42,692
Assa Abloy AB - Class B	6,993	156,180
Atlas Copco AB - Class A	40,911	1,740,240
Atlas Copco AB - Class B	47,917	1,811,560
Boliden AB	20,399	721,265
Electrolux AB - Class B	42,918	1,408,998
Essity AB (a)	12,386	339,002
Getinge AB - B Shares	13,504	170,011
Hennes & Mauritz AB - Class B	52,715	869,806
Hexagon AB - Class B	873	51,038
Husqvarna AB - B Shares	41,220	439,892
ICA Gruppen AB	18,519	660,668
Industrivarden AB - Class C	14,269	340,391
L E Lundbergforetagen AB	6,808	507,969
Nordea Bank AB	35,279	400,337
Sandvik AB	45,375	840,004
Securitas AB - Class B	41,639	715,405
Skandinaviska Enskilda Banken AB	25,603	300,488
Skanska AB - Class B	34,997	695,989
SKF AB - Class B	39,081	816,829
Swedish Match AB	9,558	405,998
Tele2 AB	17,154	202,890
Telefonaktiebolaget LM Ericsson	198,832	1,330,111
Volvo AB - Class B	100,726	1,893,842

		17,438,092

Switzerland - 4.3%
ABB Ltd.	110,464	2,673,092
Adecco Group AG	30,238	2,429,060
Aryzta AG	3,344	83,347
Barry Callebaut AG	345	680,806
Chocoladefabriken, Lindt & Spruengli AG	32	191,451
Cie Financiere Richemont S.A.	14,293	1,253,361
Clariant AG	10,300	257,036
Dufry AG (a)	6,653	954,408
EMS-Chemie Holding AG	578	368,442
Geberit AG	529	238,821
Julius Baer Group Ltd.	2,727	177,127
Kuehne + Nagel International AG	2,035	332,038
LafargeHolcim Ltd.	3,500	204,017
Nestle S.A.	29,261	2,324,818
Novartis AG	290	24,192
Pargesa Holding S.A.	2,592	228,820
Partners Group Holding AG	378	273,968
Roche Holding AG	19,920	4,601,122
Schindler Holding AG - PC	590	137,855
Schindler Holding AG - REG	5,656	1,276,779
SGS S.A.	192	487,283
Sika AG	123	1,008,643
Sonova Holding AG	19	2,970
Straumann Holding AG	100	67,363
Swatch Group AG THE-BR	4,509	1,900,494
Swatch Group AG THE-REG	16,889	1,349,581
Swisscom AG	2,042	1,102,600

		24,629,494

United Kingdom - 0.1%
Coca-Cola European Partners SHS	13,314	506,198
Coca-Cola European Partners PLC	8,195	311,335

		817,533

United States - 23.9%
Affiliated Managers Group, Inc.	5,254	994,898
Aflac, Inc.	11,387	1,012,077
Allstate Corp.	9,621	887,634
Alphabet, Inc. - Class A (a)	6,134	6,771,445
Amazon.com, Inc. (a)	681	1,029,978
Apple, Inc.	28,218	5,026,190
Arrow Electronics, Inc. (a)	12,934	1,055,156
Berkshire Hathaway, Inc. (a)	4,670	967,624
Best Buy Co., Inc.	35,072	2,540,616
Boeing Co.	2,849	1,031,936
CA, Inc.	31,931	1,120,778
CBRE Group, Inc. (a)	25,060	1,171,555
Chevron Corp.	9,011	1,008,511
Church & Dwight Co., Inc.	16,168	795,304
Cincinnati Financial Corp.	12,338	920,291
Cisco Systems, Inc.	24,272	1,086,900
Citigroup, Inc.	31,565	2,382,842
Dell Technologies, Inc. - Class V (a)	54,556	4,052,965
Dover Corp.	21,920	2,194,192

Duke Energy Corp.	50,172	3,779,959
Exelixis, Inc. (a)	37,186	959,399
Express Scripts Holding Co. (a)	53,581	4,042,686
Exxon Mobil Corp.	11,364	860,709
Facebook, Inc. (a)	32,422	5,781,491
FLIR Systems, Inc.	25,464	1,250,282
FNF Group	28,698	1,145,911
Fortune Brands Home & Security, Inc.	18,189	1,103,345
General Dynamics Corp.	10,000	2,224,500
General Motors Co.	25,000	983,750
Gilead Sciences, Inc.	58,453	4,602,005
Honeywell International, Inc.	7,500	1,133,325
HP, Inc.	56,991	1,333,020
Intel Corp.	22,528	1,110,405

International Business Machines Corp.	53,179	8,286,884
Johnson & Johnson	6,960	903,965
Kohl’s Corp.	24,355	1,609,622
L3 Technologies, Inc.	15,100	3,134,005
Lear Corp.	7,275	1,357,297
Leidos Holdings, Inc.	16,572	1,049,173
Lincoln National Corp.	14,551	1,108,350
LKQ Corp. (a)	30,719	1,212,786
ManpowerGroup, Inc.	9,296	1,101,204
Microsoft Corp.	55,150	5,171,416
Monsanto Co.	44,814	5,528,703
Morgan Stanley	18,067	1,012,113
Oracle Corp.	19,892	1,007,928
PepsiCo., Inc.	9,134	1,002,274
Pfizer, Inc.	26,896	976,594
Pinnacle West Capital Corp.	13,743	1,057,661
Procter & Gamble Co.	161,967	12,717,649
Robert Half International, Inc.	22,231	1,268,723
Rockwell Collins, Inc.	23,381	3,220,031
Scripps Networks Interactive, Inc.	41,891	3,764,325
Torchmark Corp.	13,338	1,138,665
UGI Corp.	21,018	905,666
United Continental Holdings, Inc. (a)	38,481	2,608,627
Universal Health Services, Inc.	10,913	1,246,265
Walt Disney Co.	8,931	921,322
Waste Management, Inc.	50,659	4,372,885
Western Digital Corp.	48,223	4,197,330

		138,243,142

TOTAL COMMON STOCKS (Cost $510,688,586)		543,134,075

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Fuchs Petrolub SE	3,157	178,656
Henkel AG & Co.	4,718	625,922

TOTAL PREFERRED STOCKS (Cost $832,248)		804,578

REAL ESTATE INVESTMENT TRUSTS - 0.3%
United States - 0.3%
Park Hotels & Resorts, Inc.	34,760	903,412
Simon Property Group, Inc.	5,974	917,069

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,985,794)		1,820,481

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.26% (c)	3,451,113	3,451,113
First American Government Obligations Fund - Class Z - 1.24% (c)	3,451,112	3,451,112
First American Treasury Obligations Fund - Class Z - 1.25% (c)	3,451,112	3,451,112
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.25% (c)	3,451,113	3,451,113
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.29% (c)	3,451,113	3,451,113

TOTAL SHORT-TERM INVESTMENTS (Cost $17,255,563)		17,255,563

TOTAL INVESTMENTS (Cost $530,762,191) - 97.3%		563,014,697

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		15,771,532

TOTAL NET ASSETS - 100.0%		$578,786,229

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities as of February 28, 2018, was $6,418,131, which represents 1.1% of net assets.
(c)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
British Pound, March 2018 Settlement	633	$54,509,213	$1,079,172
Euro FX, March 2018 Settlement	189	28,862,663	712,908
Mini MSCI EAFE Index, March 2018 Settlement	766	77,997,950	(222,204)

TOTAL FUTURES CONTRACTS PURCHASED		$161,369,826	$1,569,876

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	Affiliated Managers Group	Pay	1-Month LIBOR USD	4/03/2018	Term	$999,574	5,254	$4,676
A	Aflac, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,008,091	11,387	(3,807)
B	Air Liquide S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	65,520	600	(5,038)
B	Airbus SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	466,555	6,359	191,191
A	Allstate Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	892,829	9,621	5,354
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	4,802,672	4,384	130,378
B	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/24/2018	Term	2,057,790	1,750	(34,725)
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,011,517	681	(18,282)
B	Anglo American PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	659,411	62,114	621,872
A	Apple, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	963,240	5,584	6,111
A	Apple, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,037,679	22,634	(31,211)
B	Arkema S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	723,440	7,640	114,669
A	Arrow Electronics, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,065,244	12,934	10,089
B	Ashtead Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	11,632	600	1,271
B	Associated British Foods PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	358,200	11,456	(77,132)
B	Atos SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	601,602	4,742	(109,934)
B	AXA S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,399,463	58,658	127,523
B	BAE Systems PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	18,851	3,156	(754)
B	Barratt Developments PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	737,247	120,364	(84,367)
A	Berkshire Hathaway, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	937,409	4,670	(30,049)
A	Best Buy Co., Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,566,569	35,072	27,123
B	BHP Billiton PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	688,312	57,010	228,849
B	BNP Paribas	Receive	1-Month LIBOR EUR	6/01/2020	Term	2,766,668	42,511	(16,921)
A	Boeing Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,014,016	2,849	(17,740)
B	Bollore S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	354,511	87,800	68,585
B	Bouygues S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,757,260	46,735	217,444
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,243,326	17,049	43,363
B	BT Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	179,970	58,578	(44,455)
B	Bunzl PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	250,838	10,397	(66,030)
B	Burberry Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	800,809	44,842	(144,692)
A	CA, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,125,568	31,931	4,790
B	Capgemini SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	118,569	1,207	5,657
B	Capita PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	50,771	9,104	(46,865)
B	Carnival PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	932,139	18,997	(15,326)
B	Carrefour S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,537,980	67,248	(293,856)
B	Casino Guichard Perrachon S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,099,566	20,115	(221,133)
A	CBRE Group, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,179,574	25,060	8,019
B	Centrica PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	719,846	369,627	(257,297)
A	Chevron Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	990,219	9,011	(18,117)
B	Christian Dior SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,934,772	7,617	478,083
A	Church & Dwight Co., Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	799,831	16,168	4,527
B	Cie de Saint-Gobain	Receive	1-Month LIBOR EUR	6/01/2020	Term	301,138	6,155	15,916
A	Cincinnati Financial Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	936,207	12,338	(44,476)
A	Cisco Systems, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,042,240	24,272	43,086
A	Citigroup, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,424,823	31,565	58,578
B	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	6/01/2020	Term	685,503	30,432	(14,424)
B	Compass Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,159,396	67,572	(93,980)
B	Credit Agricole S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	328,708	21,900	(26,123)
B	CRH PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,368,687	43,052	(409,043)
B	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	396,297	311	56,323
B	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	76,521	860	17,533
B	DCC PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	305,878	4,164	(42,121)
A	Dell Technologies, Inc. - Class V	Pay	1-Month LIBOR USD	3/23/2018	Term	3,807,463	54,556	(243,767)
B	Diageo PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	18,049	700	(940)
B	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	319,945	90,391	38,816
B	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	307,000	144,299	(26,201)
A	Dover Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,218,523	21,920	15,040
A	Duke Energy Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	3,848,192	50,172	69,987
B	Eiffage S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,198,843	15,156	208,328
B	Electricite de France S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,036,629	108,939	176,118
B	Engie S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,959,445	142,345	(130,268)
B	Eutelsat Communications S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	323,358	13,947	(51,550)
A	Exelixis, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,008,112	37,186	48,714
A	Express Scripts Holding Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,030,899	53,581	(9,951)
A	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	862,073	11,364	1,517
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,751,652	26,791	(23,554)
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,007,893	5,631	3,952
B	Ferguson PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	599,497	11,964	22,724
A	FLIR Systems, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,248,755	25,464	(1,528)
A	FNF Group	Pay	1-Month LIBOR USD	4/03/2018	Term	1,154,521	28,698	8,609
A	Fortune Brands home & Security, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,137,176	18,189	33,832
B	Fresnillo PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	151,880	9,613	(48,958)
B	G4S PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	377,413	116,504	(98,464)
B	General Dynamics Corp.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,071,700	10,000	(148,322)
B	General Motors Co.	Pay	1-Month LIBOR USD	4/24/2018	Term	1,082,750	25,000	101,341
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,717,157	58,453	117,302
B	GKN PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	916,323	262,789	322,566
B	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	434,531	29,900	(47,262)
B	Glencore PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	292,623	94,637	95,789
B	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	36,057	2,400	7,524
B	Hermes International	Receive	1-Month LIBOR EUR	6/01/2020	Term	688,879	1,568	7,758
B	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	199,344	16,100	(86,229)
B	Honeywell International, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	1,196,325	7,500	59,999
A	HP, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,340,428	56,991	7,409
B	HSBC Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	2,576,866	380,628	331,165
B	Icade S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	243,204	3,271	19,378
B	Iliad S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	12,079	57	(1,388)
B	Imerys S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	488,439	6,330	48,958
B	IMI PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	171,937	14,086	(38)
A	Intel Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,031,782	22,528	(78,440)
B	Intercontinental Hotels Group	Receive	1-Month LIBOR GBP	6/01/2020	Term	938	22	125
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	7,379,349	47,249	(1,513)
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	908,357	5,930	19,900
B	Intertek Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	10,858	200	(15,553)
B	J Sainsbury PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	434,400	158,358	12,458
A	Johnson & Johnson	Pay	1-Month LIBOR USD	4/03/2018	Term	916,423	6,960	4,434
B	Johnson Matthey PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	329,843	10,497	87,279
B	Kering	Receive	1-Month LIBOR EUR	6/01/2020	Term	227,180	774	126,906
B	Kingfisher PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,038,926	315,393	(10,962)
A	Kohl’s Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,597,932	24,355	70,019
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	3,214,639	15,100	(211,572)
B	Lagardere SCA	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,231,968	44,050	13,095
A	Lear Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,370,392	7,275	37,377
B	Legrand S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	472,817	7,751	31,653
A	Leidos Holdings, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,080,826	16,572	29,830
A	Lincoln National Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,138,179	14,551	(4,608)
A	LKQ Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,208,178	30,719	(83,248)
B	L’Oreal S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,016,456	5,388	128,774
B	LVMH Moet Hennessy Louis Vuitton SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,293,417	5,682	15,245
A	ManpowerGroup, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,116,450	9,296	(14,267)
B	Marks & Spencer Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	53,212	13,815	(21,445)
B	Meggitt PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	127,561	24,866	169,708
B	Michelin	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,577,229	13,599	(22,451)
A	Microsoft Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,017,653	11,094	(75,155)
A	Microsoft Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	4,150,075	44,056	18,944
B	Mondi PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,031,122	51,657	(113,154)
A	Monsanto Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	5,413,083	44,814	(20,782)
A	MORGAN STANLEY	Pay	1-Month LIBOR USD	3/29/2018	Term	991,156	18,067	40,066
B	Natixis	Receive	1-Month LIBOR EUR	6/01/2020	Term	236,365	38,129	168,567

B	Next PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	765,296	17,413	162,214
B	Old Mutual PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	363,725	188,254	(21,308)
A	Oracle Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	986,444	19,892	(1,192)
B	Orange S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	130,325	9,195	9,038
A	Park Hotels & Resorts, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	912,450	34,760	48,823
B	Pearson PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	280,447	43,353	(4,116)
A	PepsiCo., Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	997,981	9,134	76,217
B	Persimmon PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	742,237	29,838	57,152
B	Petrofac Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	244,781	62,943	(15,160)
A	Pfizer, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	961,263	26,896	13,468
A	Pinnacle West Capital Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,071,129	13,743	621,772
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	12,472,765	151,002	25,596
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	886,411	10,965	53,411
B	Prudential PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	884,843	50,678	(44,826)
B	Publicis Groupe	Receive	1-Month LIBOR EUR	6/01/2020	Term	901,912	13,945	(11,738)
B	Randgold Resources Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	42,250	580	(103,077)
B	RELX PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	642,597	38,238	4,679
B	Remy Cointreau	Receive	1-Month LIBOR EUR	6/01/2020	Term	29,984	300	111,305
B	Renault S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	935,917	11,351	(57,145)
B	Rexel S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,013,919	65,833	213,005
B	Rio Tinto PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	634,671	19,959	8,003
A	Robert Half International, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,276,726	22,231	(40,638)
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	3,177,946	23,381	(12,086)
B	Rolls-Royce Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	191,446	22,019	5,100
B	Royal Bank Of Scotland Group	Receive	1-Month LIBOR GBP	6/01/2020	Term	269,760	103,407	529,901
B	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	6/01/2020	Term	3,477,520	163,186	402,246
B	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	6/01/2020	Term	2,870,609	132,198	583,977
B	Royal Mail PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,235,108	287,303	175,355
B	Safran S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	919,347	11,677	(32,238)
B	Sanofi	Receive	1-Month LIBOR EUR	6/01/2020	Term	2,846,907	33,041	(868,831)
A	Schlumberger Ltd.	Pay	1-Month LIBOR USD	4/03/2018	Term	8,600,143	128,533	163,237
B	Schneider Electric SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,657,592	24,420	91,637
B	Schroders PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	392,891	12,400	45,748
B	Scor SE	Receive	1-Month LIBOR EUR	6/01/2020	Term	803,709	22,909	(10,558)
A	Scripps Networks Interactive, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	3,678,449	41,891	(96,768)
A	Simon Property Group, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	920,175	5,974	3,270
B	Sky PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	62,815	6,576	35,424
B	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	130,179	9,278	(17,274)
B	Smiths Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	199,749	12,597	3,337
B	Societe BIC S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	319,667	3,329	(40,423)
B	Societe Generale S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	146,298	3,061	(2,186)
B	Sodexo S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	389,163	3,255	(66,460)
B	SSE PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	239,452	16,401	(41,479)
B	Stmicroelectronics N.V.	Receive	1-Month LIBOR EUR	6/01/2020	Term	122,348	8,352	41,668
B	Suez	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,107,147	68,938	(405,501)
B	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	883,020	441,951	(43,744)
B	Tesco PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	311,517	168,283	57,336
B	Thales S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,376,226	14,299	(75,634)
B	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	6/01/2020	Term	470,908	13,143	47,038
A	Torchmark Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,160,273	13,338	21,608
B	Total S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	2,513,265	56,928	235,431
B	Travis Perkins PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	401,838	24,804	(112,748)
B	Tui AG	Receive	1-Month LIBOR GBP	6/01/2020	Term	213,866	17,175	78,494
A	UGI Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	912,181	21,018	6,516
B	Unilever PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	204,200	4,752	(32,459)
A	United Continental Holdings, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,559,756	38,481	(47,704)
A	Universal Health Services, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,283,369	10,913	36,013
B	Valeo S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	386,832	6,081	(77,618)
B	Veolia Environnement	Receive	1-Month LIBOR EUR	6/01/2020	Term	305,666	15,450	1,828
B	Vinci S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	371,342	4,814	25,130
B	Vodafone Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	94	41	(7)
A	Walt Disney Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	939,898	8,931	18,743
A	Waste Management, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,313,614	50,659	(57,305)
B	Wendel	Receive	1-Month LIBOR EUR	6/01/2020	Term	387,015	2,857	23,281
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	4,094,615	48,223	(100,849)
B	William Hill PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	541,039	186,921	101,536
B	Wm Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	668,662	271,000	(76,397)
A	Woolworths Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	635,049	23,000	(1,739)
B	WPP PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	606,361	39,041	(74,441)
B	Zodiac Aerospace	Receive	1-Month LIBOR EUR	6/01/2020	Term	275,280	11,725	20,898

						$233,159,583		$3,018,530

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of February 28, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 93.5%
Australia - 3.3%
Accent Group Ltd.	125,886	$103,153
Adelaide Brighton Ltd.	2,966	15,063
ALS Ltd.	2,515	13,901
Altium Ltd.	3,549	55,473
Ansell Ltd.	4,199	84,883
ARB Corp. Ltd.	6,355	97,669
Australian Pharmaceutical Industries Ltd.	177,751	209,687
Automotive Holdings Group Ltd.	90,781	260,198
Bapcor Ltd.	1,614	7,177
Bega Cheese Ltd.	16,858	89,429
Blackmores Ltd.	100	9,922
Breville Group Ltd.	21,718	214,151
Cabcharge Australia Ltd.	58,117	80,710
Carsales.com Ltd.	7,700	84,333
Charter Hall Long Wale REIT	12,982	38,240
Cleanaway Waste Management Ltd.	15,072	17,778
Collins Foods Ltd.	850	3,479
Costa Group Holdings Ltd.	26,796	150,648
CSR Ltd.	82,064	326,519
Downer EDI Ltd.	81,507	434,785
DuluxGroup Ltd.	16,082	95,215
FlexiGroup Ltd.	56,330	80,641
GDI Property Group	471	457
GrainCorp Ltd.	13,600	83,655
Greencross Ltd.	12,057	54,971
GUD Holdings Ltd.	7,461	69,679
GWA Group Ltd.	62,090	154,422
Hansen Technologies Ltd.	9,253	31,765
IDP Education Ltd.	6,652	37,406
Infigen Energy Ltd. (a)	18,068	8,772
Inghams Group Ltd.	15,009	43,026
InvoCare Ltd.	2,249	24,077
JB Hi-Fi Ltd.	7,946	158,836
Magellan Financial Group Ltd.	1,791	35,054
McMillan Shakespeare Ltd.	4,100	55,618
Metcash Ltd.	196,427	491,201
Michael Hill International Ltd.	20,083	17,283
Mineral Resources Ltd.	21,059	306,889
Monadelphous Group Ltd.	24,198	306,901
Myer Holdings Ltd.	282,125	98,607
Myob Group Ltd.	18,019	43,873
Nanosonics Ltd. (a)	10,625	21,677
Northern Star Resources Ltd.	3,965	19,249
Nufarm Ltd.	24,132	153,977
Orora Ltd.	23,329	59,266
OZ Minerals Ltd.	22,528	166,685
Pact Group Holdings Ltd.	8,048	34,798
Perpetual Ltd.	3,918	156,706
Platinum Asset Management Ltd.	22,866	113,146
Primary Health Care Ltd.	17,106	52,652
Regis Resources Ltd.	26,745	88,434
Sandfire Resources N.L.	30,820	181,192
Seven West Media Ltd.	43,243	20,992
Sigma Healthcare Ltd.	354,946	244,592
Sims Metal Management Ltd.	1,231	16,449
Sirtex Medical Ltd.	3,449	73,200
Southern Cross Media Group, Ltd.	93,111	79,127
Spark Infrastructure Group	42,085	78,355
St. Barbara Ltd.	98,891	313,659
Super Retail Group Ltd.	46,468	244,165
Virtus Health Ltd.	3,023	13,462
Vita Group Ltd.	142,917	170,550
Whitehaven Coal Ltd.	87,513	293,144
WiseTech Global Ltd.	8,382	69,341
WPP Aunz Ltd.	13,977	10,856

		7,171,220

Austria - 1.2%
DO & CO AG	527	31,858
EVN AG	5,553	108,395
FACC AG (a)	4,285	111,393
Kapsch TrafficCom AG	698	37,384
Lenzing AG	3,956	488,364
Oesterreichische Post AG	8,362	402,608
Porr AG	3,577	119,559
S&T AG	5,105	127,843
Telekom Austria AG	9,407	84,353
UNIQA Insurance Group AG	50,410	583,547
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,203	106,549
Wienerberger AG	14,735	398,005
Zumtobel Group AG	19,009	202,738

		2,802,596

Belgium - 1.6%
Ackermans & van Haaren N.V.	2,290	413,371
AGFA-Gevaert N.V. (a)	41,369	202,869
Balta Group N.V. (a)(b) (Cost: $7,887; Original Acquisition Date: 01/22/2018)	781	7,280
Barco N.V.	2,408	293,837
Bekaert, S.A.	2,702	133,851
Bpost, S.A.	12,947	439,338
Cie d’Entreprises Cfe, S.A.	1,415	191,599
D’ieteren, S.A.	9,554	410,892
Econocom Group SE	5,660	45,715
Euronav N.V.	8,153	65,804
EVS Broadcast Equipment, S.A.	2,246	77,277
Fagron N.V. (a)	2,200	35,203
Greenyard N.V.	11,645	266,522
Ion Beam Applications, S.A.	412	10,557
KBC Ancora	150	9,718
Kinepolis Group N.V.	445	31,007
Melexis N.V.	1,960	216,023
Orange Belgium, S.A.	11,918	220,652
Recticel S.A.	1,165	14,061
Sioen Industries N.V.	792	29,036
Sofina, S.A.	1,029	175,010
Tessenderlo Group S.A. (a)	1,596	72,218
Van de Velde N.V.	861	42,174

		3,404,014

Bermuda - 0.5%
BW Offshore Ltd. (a)	6,200	33,994
Emperor International Holdings Ltd.	26,000	8,367
Esprit Holdings Ltd. (a)	402,100	157,702
G-Resources Group Ltd. (a)	2,235,000	23,418
Johnson Electric Holdings Ltd.	54,500	215,057
Man Wah Holdings Ltd.	135,200	124,239
NewOcean Energy Holdings Ltd. (a)	260,000	61,130
Seadrill Ltd. (a)	44,443	11,818
VTech Holdings Ltd.	26,400	362,221

		997,946

Canada - 4.7%
Aecon Group, Inc.	5,500	81,651
Ag Growth International, Inc.	235	10,252
AGF Management Ltd.	12,759	68,409
Air Canada (a)	9,200	194,009
Aritzia, Inc. (a)	8,600	84,110
ATS Automation Tooling Systems, Inc. (a)	9,974	136,801
AutoCanada, Inc.	3,501	56,777
Avigilon Corp. (a)	6,400	134,115
Badger Daylightling Ltd.	2,200	41,181
Bird Construction, Inc.	3,448	23,861
BRP, Inc.	11,824	414,559
Callidus Capital Corp.	1,150	8,003
Canaccord Genuity Group, Inc.	17,777	92,819
Canadian Western Bank	1,386	40,969
Canfor Corp. (a)	25,565	604,061

Canfor Pulp Products, Inc.	6,200	75,616
Cara Operations Ltd.	1,600	30,137
Cascades, Inc.	10,162	125,837
Celestica, Inc. (a)	29,371	319,758
Centerra Gold, Inc. (a)	13,000	68,080
Cogeco Communications, Inc.	1,800	101,446
Cogeco, Inc.	1,000	55,876
Colliers International Group, Inc.	1,900	119,490
Corby Spirit and Wine Ltd.	1,400	22,355
Corus Entertainment, Inc. - B Shares	14,318	89,711
Cott Corp.	9,700	141,131
CRH Medical Corp. (a)	6,400	18,404
Descartes Systems Group, Inc. (a)	2,600	68,890
Dorel Industries, Inc. - Class B	5,275	118,844
Dundee Corp. - Class A (a)	7,000	12,765
Endeavour Mining Corp. (a)	1,500	28,289
Enerflex Ltd.	1,700	21,369
Enghouse Systems Ltd.	951	49,247
Equitable Group, Inc.	1,100	52,660
Exco Technologies Ltd.	24,511	180,509
First National Financial Corp.	200	4,289
FirstService Corp.	1,000	69,599
Genworth MI Canada, Inc.	6,985	212,511
Gluskin Sheff + Associates, Inc.	11,113	128,000
Great Canadian Gaming Corp. (a)	3,300	85,200
High Liner Foods, Inc.	5,100	43,242
Home Capital Group, Inc.	3,189	39,241
Hudbay Minerals, Inc.	14,420	110,914
Interfor Corp. (a)	16,049	304,546
Just Energy Group, Inc.	44,129	212,873
Kinaxis, Inc. (a)	369	24,998
Kirkland Lake Gold Ltd.	3,000	47,085
Labrador Iron Ore Royalty Corp.	2,000	39,230
Laurentian Bank of Canada	1,855	73,451
Lucara Diamond Corp.	31,500	55,969
Lundin Mining Corp.	10,100	65,722
Magellan Aerospace Corp.	4,000	62,749
Maple Leaf Foods, Inc.	23,919	601,517
Martinrea International, Inc.	14,200	163,778
Medical Facilities Corp.	7,100	83,770
Morneau Shepell, Inc.	900	16,482
New Flyer Industries, Inc.	9,491	421,444
Norbord, Inc.	9,564	322,949
North West Co., Inc.	8,742	186,735
OceanaGold Corp.	3,200	8,529
Paramount Resources Ltd. (a)	1,700	22,840
Parkland Fuel Corp.	2,107	47,568
Pason Systems, Inc.	800	11,060
Pengrowth Energy Corp. (a)	13,200	9,567
Premier Gold Mines Ltd. (a)	5,600	13,703
Premium Brands Holdings Corp.	1,000	80,720
Pretium Resources, Inc. (a)	2,973	19,021
Quebecor, Inc. - Class B	4,600	86,071
Rogers Sugar, Inc.	2,900	13,989
Russel Metals, Inc.	6,899	158,443
Sierra Wireless, Inc. (a)	1,900	30,383
Silvercorp Metals, Inc.	11,700	29,633
Sleep Country Canada Holdings, Inc. (b) (Cost: $13,344; Acquisition Date: 12/18/2017)	500	12,243
Spin Master Corp. (a)(b) (Cost: $270,234; Original Acquisition Date: 05/05/2017)	8,514	368,639
Sprott, Inc.	29,719	76,660
SSR Mining, Inc. (a)	4,100	34,124
Stantec, Inc.	20,200	507,046
Stars Group, Inc. (a)	2,100	57,770
Stella-Jones, Inc.	7,100	264,203
Superior Plus Corp.	10,491	103,259
Tahoe Resources, Inc.	10,300	50,408
Taseko Mines Co., Ltd. (a)	3,600	4,433
TFI International, Inc.	2,392	60,807
TMX Group RG	1,000	59,780
Toromont Industries Ltd.	3,852	172,938

TransAlta Corp.	3,400	18,971
Transcontinental, Inc. - Class A	12,074	227,234
Uni-Select, Inc.	6,624	119,038
Wajax Corp.	4,800	84,239
Western Forest Products, Inc.	94,074	200,142
Winpak Ltd.	5,213	198,616
WSP Global, Inc.	2,021	93,254

		10,313,616

Cayman Islands - 0.3%
Goodbaby International Holdings Ltd.	293,000	172,223
Hutchison Telecommunications Hong Kong Holdings Ltd.	710,000	252,825
Microport Scientific Corp.	25,000	24,758
SITC International Holdings Co., Ltd.	177,000	190,997

		640,803

Denmark - 1.7%
Alm. Brand A/S	6,951	78,549
Ambu A/S	500	9,675
Bang & Olufsen A/S (a)	7,642	218,535
Bavarian Nordic A/S (a)	300	12,051
Dampskibsselskabet Norden A/S (a)	2,732	52,305
Dfds A/S	5,806	319,751
FLSmidth & Co. A/S	6,843	464,802
GN Store Nord A/S	11,599	400,095
IC Group A/S	440	10,035
Matas A/S	8,337	92,381
Nilfisk Holding A/S (a)	1,260	63,998
NKT A/S (a)	2,565	89,662
NNIT A/S (b) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,617
Per Aarsleff Holding A/S	2,233	79,941
Rockwool International A/S - B Shares	730	215,770
Royal Unibrew A/S	2,502	153,530
Scandinavian Tobacco Group A/S (b) (Cost: $191,243; Original Acquisition Date: 05/22/2017)	11,083	217,602
Schouw & Co., AB	895	93,303
SimCorp A/S	2,204	137,800
Solar A/S - B Shares	2,647	176,947
Sydbank A/S	13,910	542,977
Topdanmark A/S (a)	4,153	204,069

		3,639,395

Faroe Islands - 0.1%
Bakkafrost P/F	2,400	121,561

Finland - 2.3%
Amer Sports OYJ	14,794	446,066
Atria OYJ	2,673	43,076
Cargotec OYJ - B Shares	6,844	386,744
Caverion OYJ (a)	19,666	154,872
Cramo OYJ	844	19,780
DNA OYJ	9,484	200,748
Ferratum OYJ	96	3,211
Finnair OYJ	14,195	210,620
F-Secure OYJ	8,413	35,924
Kesko OYJ - B Shares	18,461	1,074,205
Konecranes OYJ	5,526	243,323
Lehto Group OYJ	4,960	83,148
Metsa Board OYJ	20,489	181,033
Oriola OYJ - Class B	13,891	43,893
Outokumpu OYJ	28,561	230,088
Ponsse OYJ	260	8,720
Ramirent OYJ	6,912	65,930
Sanoma OYJ	13,816	166,786
Stockmann OYJ (a)	863	4,054
Technopolis OYJ (a)	2,018	9,737
Tieto OYJ	9,573	339,028
Tokmanni Group Corp.	23,336	222,066
Uponor OYJ	4,999	89,286
Valmet OYJ	27,425	586,335
YIT OYJ	31,195	267,718

		5,116,391

Germany - 5.7%
ADVA Optical Networking SE (a)	17,109	129,318
Amadeus Fire AG	86	9,139
AURELIUS Equity Opportunities SE & Co. KGaA	1,966	143,989
Aurubis AG	6,654	557,328
BAUER AG (a)	376	9,923
BayWa AG	2,804	101,054
Bechtle AG	2,953	250,809
bet-at-home.com AG	610	74,225
Borussia Dortmund GmbH & Co. KGaA	7,447	54,153
CANCOM SE	1,728	166,649
Carl Zeiss Meditec AG	3,713	228,811
Ceconomy AG	52,600	689,167
CENTROTEC Sustainable AG	3,866	67,635
CEWE Stiftung & Co. KGaA	1,527	155,684
comdirect bank AG	193	2,745
CTS Eventim AG & Co KGaA	282	13,691
Deutsche Beteiligungs AG	431	23,040
Deutsche Pfandbriefbank AG (b) (Cost: $184,191; Original Acquisition Date: 05/09/2017)	13,843	240,772
Deutz AG	33,173	308,322
Diebold Nixdorf AG	3,480	287,245
DMG Mori AG	5,622	313,450
Draegerwerk AG & Co. KGaA	870	67,995
Drillisch AG	606	46,588
Duerr AG	2,455	300,263
Elmos Semiconductor AG	692	22,917
Freenet AG	9,425	325,703
Gerresheimer AG	1,059	81,059
Gerry Weber International AG	5,280	52,286
Gesco AG	2,008	73,809
Grammer AG	2,445	152,812
H&R GmbH & Co., KGaA (a)	5,965	98,972
Hamburger Hafen und Logistik AG	7,600	185,932
Hapag-Lloyd AG (a)(b) (Cost: $12,585; Acquisition Date: 02/05/2018)	300	12,145
Heidelberger Druckmaschinen AG (a)	50,566	188,103
Hornbach Baumarkt AG	1,543	57,415
Hypoport AG (a)	191	30,676
Indus Holding AG	2,255	167,765
Isra Vision AG	410	99,369
Jenoptik AG	3,943	135,384
Kloeckner & Co. SE	9,432	121,293
Koenig & Bauer AG	323	28,344
Krones AG	4,752	641,349
LEONI AG	2,002	136,142
Manz AG (a)	514	21,574
MLP AG	19,725	130,099
MTU Aero Engines AG	608	101,531
Nemetschek SE	357	36,482
Nordex SE (a)	8,302	95,386
Norma Group SE	400	29,321
OHB SE	2,883	141,336
Pfeiffer Vacuum Technology AG	862	153,406
Rational AG	254	164,348
Rheinmetall AG	6,398	844,727
Rhoen Klinikum AG	299	10,427
RIB Software SE	1,080	39,968
Salzgitter AG	11,597	661,363
SLM Solutions Group AG (a)	578	25,032
SMA Solar Technology AG	4,416	264,821
Software AG	4,744	249,035
STADA Arzneimittel AG	4,625	482,435
Suedzucker AG	29,932	536,522
Surteco SE	952	30,579
Takkt AG	10,038	264,522
Uniper SE	11,731	356,235
VERBIO Vereinigte BioEnergie AG	15,987	93,237
Vossloh AG (a)	580	26,535
VTG AG	2,009	98,857
Wacker Chemie AG	2,998	508,489
Wacker Neuson SE	3,818	135,936
XING AG	82	25,534
zooplus AG (a)	599	130,177

		12,511,384

Hong Kong - 1.8%
Cafe de Coral Holdings Ltd.	38,000	96,187
Chong Hing Bank Ltd.	4,000	8,393
Chow Sang Sang Holdings International Ltd.	86,000	195,167
CITIC Telecom International Holdings Ltd.	176,000	50,590
Dah Sing Banking Group Ltd.	44,800	99,566
Dah Sing Financial Holdings Ltd.	24,400	157,977
Dingyi Group Investment Ltd. (a)	150,000	17,133
Fairwood Holdings Ltd.	35,000	145,668
Giordano International Ltd.	654,000	320,393
Global Brands Group Holding Ltd. (a)	366,000	26,498
Good Resources Holdings Ltd. (a)	220,000	8,715
Hopewell Holdings Ltd.	88,500	345,966
Leyou Technologies Holdings Ltd. (a)	70,000	14,938
Liu Chong Hing Investment Ltd.	100,000	164,187
Luk Fook Holdings International Ltd.	135,000	464,875
Melco International Development Ltd.	142,000	393,898
Pacific Textiles Holdings Ltd.	194,000	185,673
Regal Hotels International Holdings Ltd.	32,000	20,358
Sa Sa International Holdings Ltd.	534,000	243,905
SmarTone Telecommunications Holdings Ltd.	281,500	305,845
Sun Hung Kai & Co., Ltd.	260,000	172,828
Texwinca Holdings Ltd.	408,000	222,835
The United Laboratories International Holdings Ltd. (a)	162,000	166,866
VST Holdings Ltd.	128,000	72,322
Xinyi Glass Holdings Ltd.	86,000	132,945

		4,033,728

Ireland (c) - 0.0%
Origin Enterprises PLC	1,906	13,254

Israel - 1.4%
Caesarstone Ltd.	11,907	257,787
Delek Automotive Systems Ltd.	2,301	15,107
Delek Group Ltd.	100	17,113
Delta-Galil Industries Ltd.	678	22,322
Electra Ltd.	93	23,996
First International Bank Of Israel Ltd.	8,124	178,310
Formula Systems 1985 Ltd.	71	2,533
Harel Insurance Investments & Financial Services Ltd.	3,322	26,383
IDI Insurance Co., Ltd.	178	12,069
Israel Corp. Ltd. (a)	457	88,919
Israel Discount Bank Ltd. - Class A (a)	78,117	223,995
Ituran Location and Control Ltd.	2,668	92,179
J.O.E.L. Jerusalem Oil Exploration Ltd. (a)	59	3,520
Matrix IT Ltd.	9,557	107,503
Naphtha Israel Petroleum Corp. Ltd.	1,580	10,517
Nova Measuring Instruments Ltd. (a)	1,031	28,401
Oil Refineries Ltd.	480,538	227,893
Orbotech Ltd. (a)	4,032	221,599
Partner Communications Co., Ltd. (a)	28,826	149,699
Paz Oil Co., Ltd. (a)	739	120,446
Radware Ltd. (a)	5,417	111,969
Rami Levy Chain Stores Ltd.	865	49,221
Shikun & Binui Ltd.	4,387	8,184
Shufersal Ltd.	54,483	388,166
SodaStream International Ltd. (a)	4,045	327,321
Strauss Group Ltd.	8,496	190,865
Tower Semiconductor Ltd. (a)	2,158	62,846

		2,968,863

Italy - 2.8%
A2A S.p.A.	132,874	234,938
ACEA S.p.A.	2,344	40,670
Arnoldo Mondadori Editore S.p.A. (a)	3,656	8,546
Ascopiave S.p.A.	26,614	101,304
ASTM S.p.A.	4,731	114,492
Autogrill S.p.A.	26,131	325,588
Azimut Holding S.p.A.	1,096	23,811
Banca Generali S.p.A.	800	26,438
Banco BPM S.p.A. (a)	47,100	176,314
Biesse S.p.A.	5,169	283,903
Brembo S.p.A.	5,973	83,476

Brunello Cucinelli S.p.A.	944	29,541
Buzzi Unicem S.p.A.	630	8,984
Cementir Holding S.p.A.	2,127	19,177
CIR-Compagnie Industriali Riunite S.p.A.	105,049	140,720
Credito Valtellinese S.p.A. (a)	1,019	134
Danieli & C Officine Meccaniche S.p.A.	5,030	142,323
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,164	22,920
Davide Campari-Milano S.p.A.	6,452	46,179
De’ Longhi S.p.A.	3,450	97,565
DeA Capital S.p.A.	10,980	19,012
DiaSorin S.p.A.	2,602	212,970
Ei Towers S.p.A.	789	44,704
El.En. S.p.A.	1,031	32,402
Enav S.p.A. (b) (Cost: $118,947; Original Acquisition Date: 05/08/2017)	28,239	143,703
ERG S.p.A.	3,065	63,504
Esprinet S.p.A.	5,449	28,795
Fincantieri S.p.A. (a)	9,060	14,385
FinecoBank Banca Fineco S.p.A.	8,111	99,135
GEDI Gruppo Editoriale S.p.A. (a)	7,287	5,263
GEOX S.P.A. (a)	6,200	21,406
Hera S.p.A.	60,129	204,518
Industria Macchine Automatiche S.p.A.	931	80,630
Interpump Group S.p.A.	100	3,305
Iren S.p.A.	63,813	189,139
Italimobiliare S.p.A.	933	26,578
Juventus Football Club S.p.A. (a)	57,635	50,767
La Doria S.p.A.	3,472	56,461
Maire Tecnimont S.p.A.	41,410	199,628
MARR S.p.A.	4,098	108,824
Mediaset S.p.A. (a)	111,248	434,731
Moncler S.p.A.	502	17,421
OVS S.p.A. (b) (Cost: $178,097; Original Acquisition Date: 05/08/2017)	24,858	162,006
Piaggio & C. S.p.A.	28,252	80,705
Rai Way S.p.A. (b) (Cost: $24,429; Original Acquisition Date: 05/30/2017)	4,816	27,204
Recordati S.p.A.	5	179
Reply S.p.A.	688	41,260
Safilo Group S.p.A. (a)	19,971	108,434
Saipem S.p.A. (a)	95,092	386,034
Salini Impregilo S.p.A.	37,788	115,069
Salvatore Ferragamo S.p.A.	17,818	499,429
Saras S.p.A.	118,506	248,402
Societa Iniziative Autostradali e Servizi S.p.A.	5,860	101,018
Sogefi S.p.A. (a)	36,145	144,811
Technogym S.p.A. (b) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	180,024
Tod’S S.p.A. (a)	300	22,022
Yoox Net-A-Porter Group S.p.A. (a)	900	41,483
Zignago Vetro S.p.A.	1,294	12,945

		6,155,329

Japan - 29.5%
Achilles Corp.	4,600	94,999
Adastria Co., Ltd.	8,400	182,262
ADEKA Corp.	8,400	152,751
Advantest Corp.	2,000	41,724
Aeon Delight Co., Ltd.	5,500	192,430
Aeon Fantasy Co., Ltd.	100	4,617
Ai Holdings Corp.	1,700	46,117
Aica Kogyo Co., Ltd.	4,100	155,234
Aichi Bank	400	19,859
AICHI Corp.	3,100	21,532
AICHI STEEL Corp. (a)	700	30,311
Aida Engineering Ltd.	3,500	48,123
Ain Holdings, Inc.	1,200	80,205
Aisan Industry Co., Ltd.	6,500	74,358
Akebono Brake Industry Co., Ltd. (a)	2,800	7,863
Alpen Co., Ltd.	7,300	166,528
Alpine Electronics, Inc.	9,300	184,586
Amano Corp.	4,800	133,559
Amuse, Inc.	3,600	132,621
Anest Iwata Corp.	4,500	47,900
Anicom Holdings, Inc.	1,700	56,813

Anritsu Corp.	5,900	77,975
AOI Electronics Co., Ltd.	200	9,751
AOKI Holdings, Inc.	10,700	171,207
Aoyama Trading Co., Ltd.	1,900	79,054
Arata Corp.	300	14,303
Arcland Sakamoto Co., Ltd.	9,600	157,389
Arcland Service Holdings Co., Ltd.	3,600	76,983
Arcs Co., Ltd.	9,600	226,761
Ariake Japan Co., Ltd.	1,000	78,828
AS ONE Corp.	1,200	81,731
Asahi Co., Ltd.	8,000	98,731
Asahi Diamond Industrial Co., Ltd.	9,900	119,377
Asahi Holdings, Inc.	2,700	50,590
Asahi Intecc Co., Ltd	200	7,047
Asatsu-DK, Inc.	3,800	129,432
ASKA Pharmaceutical Co., Ltd.	2,400	47,679
ASKUL Corp.	3,500	127,071
ATEAM, Inc.	4,800	118,077
Atom Corp.	10,800	99,164
Autobacs Seven Co., Ltd.	10,800	210,262
Avex Group Holdings, Inc.	5,500	83,594
Axial Retailing, Inc.	3,800	152,625
Azbil Corp.	5,900	260,951
Bando Chemical Industries Ltd.	7,600	84,304
Bank of Iwate Ltd.	200	7,980
Bank of Saga Ltd.	400	9,593
Belc Co., Ltd.	2,300	128,464
Belluna Co., Ltd.	4,300	51,870
Benefit One, Inc.	1,100	28,167
Bic Camera, Inc.	17,800	267,535
BML, Inc.	5,700	144,447
Broadleaf Co., Ltd.	5,800	65,097
BRONCO BILLY Co., Ltd.	700	23,074
Bunka Shutter Co., Ltd.	10,700	102,292
Canon Electronics, Inc.	5,400	130,111
Canon Marketing Japan, Inc.	14,300	387,449
Capcom Co., Ltd.	2,800	111,795
Cawachi Ltd.	4,700	115,142
Chiyoda Co., Ltd.	5,900	150,806
Chiyoda Corp.	12,700	124,862
Chiyoda Integre Co., Ltd.	2,400	55,593
Chofu Seisakusho Co., Ltd.	400	9,005
Chori Co., Ltd.	6,300	115,692
Chudenko Corp.	3,400	96,786
Chugoku Marine Paints Ltd.	8,500	87,407
CI Takiron Corp.	7,000	48,116
Ci:z Holdings Co., Ltd.	2,300	132,563
Citizen Watch Co., Ltd.	16,700	127,037
CKD Corp.	3,900	97,579
Clarion Co., Ltd.	16,000	51,083
Cleanup Corp.	12,400	95,316
CMIC Holdings Co., Ltd.	700	17,160
Coco Kara Fine, Inc.	3,800	245,605
Colopl, Inc.	5,700	52,509
Colowide Co., Ltd.	4,100	94,727
COMSYS Holdings Corp.	6,500	171,190
Conexio Corp.	8,800	196,284
COOKPAD, Inc.	2,700	15,152
Corona Corp.	7,900	100,909
Cosel Co., Ltd.	3,700	57,396
Cosmos Pharmaceutical Corp.	1,600	302,475
Create Restaurants Holdings, Inc.	9,100	101,952
Create SD Holdings Co., Ltd.	8,200	206,856
Crooz, Inc.	3,100	61,699
CyberAgent, Inc.	5,900	253,087
D.A. Consortium Holdings, Inc.	4,000	94,327
Dai-Dan Co., Ltd.	200	4,381
Daido Steel Co., Ltd.	1,300	69,815
Daifuku Co., Ltd.	2,300	150,049
Daihen Corp.	6,000	47,452

Daiho Corp.	4,000	23,627
Daiichi Jitsugyo Co., Ltd.	3,000	92,015
DAIICHIKOSHO Co., Ltd.	2,200	117,518
Daiken Corp.	3,300	83,597
Daikokutenbussan Co., Ltd.	1,600	78,289
Daikyo, Inc.	5,200	110,447
Daikyonishikawa Corp.	5,800	98,922
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	43,893
Daiseki Co., Ltd.	1,700	49,706
Daisyo Corp.	6,000	93,011
Daiwa Industries Ltd.	1,000	11,418
Daiwabo Holdings Co., Ltd.	3,200	132,296
DCM Holdings Co., Ltd.	13,800	135,878
Denka Co., Ltd.	1,400	51,213
Denki Kogyo Co., Ltd.	1,900	55,673
Denyo Co., Ltd.	3,700	63,144
Descente Ltd.	8,000	125,894
Dexerials Corp.	1,300	16,955
DIC Corp.	6,000	214,063
DMG Mori Co., Ltd.	1,400	28,054
Doshisha Co., Ltd.	4,800	106,605
Doutor Nichires Holdings Co., Ltd.	8,400	194,855
Dowa Holdings Co., Ltd.	1,600	58,562
DTS Corp.	4,000	143,751
Duskin Co., Ltd.	5,800	143,239
DyDo Group Holdings, Inc.	2,500	155,632
Eagle Industry Co., Ltd.	4,300	78,945
Earth Chemical Co., Ltd.	1,900	93,402
Ebara Corp.	3,300	121,787
EDION Corp.	17,800	215,236
Ehime Bank Ltd.	600	7,444
Eiken Chemical Co., Ltd.	1,400	67,259
Eizo Corp.	1,400	66,966
Elecom Co., Ltd.	1,400	31,345
Elematec Corp.	3,200	75,342
En-Japan, Inc.	1,900	107,470
Enplas Corp.	1,300	47,252
EPS Holdings, Inc.	2,900	60,578
Exedy Corp.	3,900	126,388
Ezaki Glico Co., Ltd.	2,700	131,870
F@N Communications, Inc.	8,200	56,795
Fancl Corp.	3,100	111,244
FCC Co., Ltd.	4,900	138,206
Feed One Co., Ltd. (a)	19,500	45,326
FIELDS Corp.	3,300	35,513
Foster Electric Co., Ltd.	3,800	105,239
FP Corp.	600	35,349
France Bed Holdings Co., Ltd.	9,700	89,919
Fudo Tetra Corp.	45,700	80,812
Fuji Co., Ltd.	7,500	156,578
Fuji Machine Manufacturing Co., Ltd.	5,400	109,946
Fuji Oil Holdings, Inc.	5,900	174,038
Fuji Pharma Co., Ltd.	1,700	68,657
Fuji Seal International, Inc.	1,500	48,771
Fuji Soft, Inc.	3,600	135,403
Fujibo Holdings, Inc.	1,800	72,329
Fujicco Co., Ltd.	2,300	50,806
Fujikura Ltd.	6,600	48,161
Fujimi, Inc.	1,900	46,075
Fujimori Kogyo Co., Ltd.	1,800	62,068
Fujitec Co., Ltd.	11,300	150,218
Fujitsu General Ltd.	7,800	148,772
Fujiya Co., Ltd.	4,800	115,497
Fukuda Corp.	1,200	72,420
Fukuda Denshi Co., Ltd.	1,500	111,345
Fukui Computer Holdings, Inc.	600	13,517
Fukushima Industries Corp.	2,500	110,485
Fullcast Holdings Co., Ltd.	1,100	26,206
Funai Soken Holdings, Inc.	2,250	45,831
Furukawa Electric Co., Ltd.	1,800	98,079

Fuso Chemical Co., Ltd.	1,500	41,976
Futaba Corp.	4,400	94,461
Futaba Industrial Co., Ltd.	4,600	40,720
Future Corp.	6,900	78,172
Gecoss Corp.	6,500	75,924
Genky DrugStores Co., Ltd. (a)	1,700	55,066
Geo Holdings Corp.	11,300	206,302
Glory Ltd.	2,300	86,393
Godo Steel Ltd.	800	15,479
Goldwin, Inc.	500	56,880
Gree, Inc.	7,700	48,402
GS Yuasa Corp.	12,000	66,477
G-Tekt Corp.	3,900	77,341
GungHo Online Entertainment, Inc.	16,100	56,737
Gunze Ltd.	1,600	88,862
Gurunavi, Inc.	11,100	150,014
H2O Retailing Corp.	11,000	215,337
Halows Co., Ltd.	2,800	63,964
Hamakyorex Co Ltd.	1,800	60,106
Hanwa Co., Ltd.	1,400	63,177
Harmonic Drive Systems, Inc.	100	6,057
Haseko Corp.	11,300	165,505
Hazama Ando Corp.	11,700	84,136
Hearts United Group Co., Ltd.	1,500	22,564
Heiwa Corp.	400	8,652
Heiwado Co., Ltd.	10,400	240,401
Hibiya Engineering Ltd.	4,300	80,818
HIS Co., Ltd.	700	25,934
Hisaka Works Ltd.	6,100	62,873
Hitachi Kokusai Electric, Inc.	3,400	98,578
Hitachi Maxell Ltd.	4,500	90,964
Hitachi Transport System Ltd.	1,500	37,032
Hitachi Zosen Corp.	5,100	25,672
Hodogaya Chemical Co., Ltd.	200	9,296
Hokuetsu Bank Ltd.	1,000	22,315
Hokuetsu Kishu Paper Co., Ltd.	3,800	24,519
Hokuhoku Financial Group, Inc.	3,800	53,662
Hokuto Corp.	500	9,881
Horiba Ltd.	200	14,790
Hosiden Corp.	6,400	93,715
House Foods Group, Inc.	6,300	210,883
Ibiden Co., Ltd.	2,600	41,883
Ichibanya Co., Ltd.	2,100	88,100
Ichiyoshi Securities Co., Ltd.	6,100	71,636
Icom, Inc.	3,900	99,074
Idec Corp.	1,400	38,941
IDOM, Inc.	7,000	46,593
Inaba Denki Sangyo Co., Ltd.	2,800	129,215
Inabata & Co., Ltd.	9,900	148,692
Ines Corp.	1,400	14,056
Infocom Corp.	3,600	73,341
Infomart Corp.	100	869
Information Services International-Dentsu Ltd.	3,200	80,466
Investors Cloud Co., Ltd.	2,500	49,020
Iriso Electronics Co., Ltd.	200	13,324
Ishihara Sangyo Kaisha Ltd. (a)	2,400	34,080
Ito En Ltd.	6,100	255,697
Itochu Enex Co., Ltd.	19,100	182,434
Itochu Techno-Solutions Corp.	4,900	200,067
Itochu-Shokuhin Co., Ltd.	1,900	103,956
Itoham Yonekyu Holdings, Inc.	22,700	191,534
Itoki Corp.	10,000	67,824
Iwatani Corp.	4,500	171,342
Iyo Bank Ltd.	8,400	66,303
Izumi Co., Ltd.	3,500	228,209
JAC Recruitment Co., Ltd.	2,700	57,121
Jafco Co., Ltd.	1,400	69,963
Japan Aviation Electronics Industry Ltd.	4,000	60,437
Japan Cash Machine Co., Ltd.	7,000	87,748
Japan Lifeline Co., Ltd.	1,600	51,494

Japan Material Co., Ltd.	900	12,396
Japan Pulp & Paper Co., Ltd.	1,100	45,199
Jeol Ltd.	2,000	16,525
Jimoto Holdings, Inc.	6,600	11,428
JINS, Inc.	1,100	53,162
J-Oil Mills, Inc.	1,100	38,117
Joshin Denki Co., Ltd.	5,400	193,982
Joyful Honda Co., Ltd.	1,100	37,365
JSP Corp.	2,900	91,843
Justsystems Corp.	2,100	45,776
JVC Kenwood Corp.	15,600	57,922
K&O Energy Group, Inc.	3,500	55,965
Kadokawa Dwango Corp.	5,000	56,541
Kaga Electronics Co., Ltd.	5,700	150,586
Kagome Co., Ltd.	4,700	159,829
Kaken Pharmaceutical Co., Ltd.	600	33,782
Kameda Seika Co., Ltd.	1,500	71,895
Kamei Corp.	7,200	107,661
Kanamoto Co., Ltd.	2,900	91,168
Kandenko Co., Ltd.	15,200	170,185
Kanematsu Corp.	13,600	183,156
Kanematsu Electronics Ltd.	3,700	116,656
Kansai Super Market Ltd.	6,300	66,375
Kanto Denka Kogyo Co., Ltd.	600	6,884
Kappa Create Co., Ltd. (a)	7,200	87,975
Kasai Kogyo Co., Ltd.	7,100	97,824
Katakura Industries Co., Ltd.	1,200	15,792
Kato Sangyo Co., Ltd.	6,100	206,251
KATO WORKS Co., Ltd.	300	7,472
Kawasaki Kisen Kaisha Ltd. (a)	5,900	142,190
Keihin Corp.	8,700	180,905
Keiyo Co., Ltd.	3,600	20,589
Kenko Mayonnaise Co., Ltd.	2,800	94,576
Kewpie Corp.	2,800	76,486
Key Coffee, Inc.	4,000	81,003
KH Neochem Co., Ltd.	200	6,244
Kinden Corp.	15,800	259,164
Kintetsu Department Store Co., Ltd. (a)	2,100	76,092
Kintetsu World Express, Inc.	5,400	105,314
Kisoji Co., Ltd.	3,800	96,765
Kissei Pharmaceutical Co., Ltd.	2,700	73,288
Kitz Corp.	10,700	87,461
KLab, Inc.	600	9,153
KNT-CT Holdings Co., Ltd. (a)	6,700	117,478
Koa Corp.	2,200	47,099
Koatsu Gas Kogyo Co., Ltd.	8,600	72,708
Kobayashi Pharmaceutical Co., Ltd.	1,700	110,337
Kobe Bussan Co., Ltd.	800	32,080
Kohnan Shoji Co., Ltd.	3,700	86,802
Kokuyo Co., Ltd.	13,300	249,210
Komeri Co., Ltd.	5,100	146,599
Komori Corp.	3,500	46,087
Konishi Co., Ltd.	5,200	87,725
Konoike Transport Co., Ltd.	3,500	61,556
Koshidaka Holdings Co., Ltd.	1,500	99,767
Kotobuki Spirits Co., Ltd.	1,400	80,983
K’s Holdings Corp.	10,900	303,004
Kumagai Gumi Co., Ltd.	2,900	85,707
Kura Corp.	2,700	163,797
Kurabo Industries Ltd.	40,000	132,668
Kureha Corp.	700	49,704
Kuroda Electric Co., Ltd.	6,900	174,310
Kusuri no Aoki Holdings Co., Ltd.	1,800	106,496
KYB Corp.	2,500	132,017
Kyodo Printing Co., Ltd.	1,100	32,612
Kyoei Steel Ltd.	700	11,158
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,500	102,124
Kyokuto Securities Co., Ltd.	600	8,832
KYORIN Holdings, Inc.	6,600	126,643
Kyowa Exeo Corp.	5,000	132,834

Kyudenko Corp.	4,200	194,272
Laox Co., Ltd. (a)	3,200	15,913
Lasertec Corp.	700	28,666
Leopalace21 Corp.	17,500	137,842
LIFE Corp.	4,200	110,198
Lifull Co., Ltd.	3,700	35,519
Link And Motivation, Inc.	900	9,217
Lintec Corp.	5,300	154,056
Lixil Viva Corp.	5,600	112,798
M&A Capital Partners Co., Ltd. (a)	200	15,769
Macnica Fuji Electronics Holdings, Inc.	9,000	246,734
Maeda Corp.	300	3,592
Maeda Kosen Co., Ltd.	5,100	93,579
Maeda Road Construction Co., Ltd.	5,000	109,658
Makino Milling Machine Co., Ltd.	2,000	20,124
Mandom Corp.	3,500	122,981
Mani, Inc.	1,200	45,163
Mars Engineering Corp.	1,900	43,554
Marudai Food Co., Ltd.	16,000	76,244
Maruha Nichiro Corp.	2,400	70,611
Marusan Securities Co., Ltd.	4,300	41,993
Maruwa Co., Ltd.	1,200	98,623
Maruzen Showa Unyu Co., Ltd.	6,000	28,341
Marvelous, Inc.	5,400	46,563
Matsuda Sangyo Co., Ltd.	6,500	120,787
Matsumotokiyoshi Holdings Co., Ltd.	8,700	365,970
Matsuya Co., Ltd.	5,400	77,611
Matsuya Foods Co., Ltd.	3,900	143,980
Max Co., Ltd.	6,400	89,214
MCJ Co., Ltd.	10,500	140,839
Megmilk Snow Brand Co., Ltd.	7,700	208,347
Meidensha Corp.	3,000	11,271
Meiko Network Japan Co., Ltd.	4,600	56,291
Meitec Corp.	2,200	124,472
Melco Holdings, Inc.	3,400	115,207
Menicon Co., Ltd.	3,000	73,539
Metawater Co., Ltd.	1,800	53,874
Micronics Japan Co., Ltd.	1,100	10,873
Mie Bank Ltd.	2,500	53,508
Milbon Co., Ltd.	1,700	71,043
Mimasu Semiconductor Industry Co., Ltd.	1,400	26,491
Ministop Co., Ltd.	7,800	159,197
Miraca Holdings, Inc.	1,800	66,877
Mirait Holdings Corp.	7,600	121,736
Miroku Jyoho Service Co., Ltd.	2,800	84,182
Misawa Homes Co., Ltd.	8,200	72,541
Mitsuba Corp.	700	9,908
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	83,153
Mitsubishi Paper Mills Ltd. (a)	700	4,450
Mitsubishi Pencil Co., Ltd.	3,800	85,632
Mitsubishi Research Institute, Inc.	2,500	81,139
Mitsubishi Shokuhin Co., Ltd.	5,500	164,951
Mitsubishi Steel Manufacturing Co., Ltd.	1,600	38,710
Mitsuboshi Belting Ltd.	4,000	44,590
Mitsui High-Tec, Inc.	4,300	82,482
Mitsui Home Co., Ltd.	7,000	46,638
Mitsui Mining & Smelting Co., Ltd.	100	4,973
Mitsui Sugar Co., Ltd.	2,100	85,499
Mitsui-Soko Holdings Co., Ltd. (a)	6,000	19,973
Miura Co., Ltd.	3,700	103,796
Miyazaki Bank Ltd.	100	3,256
Mizuno Corp.	4,500	133,159
Mochida Pharmaceutical Co., Ltd.	600	42,996
Modec, Inc.	2,200	54,916
Morinaga & Co., Ltd.	1,800	82,037
Morinaga Milk Industry Co., Ltd.	3,800	153,065
Morita Holdings Corp.	1,700	32,043
MOS FOOD SERVICES, Inc.	1,400	42,764
MTI Ltd.	3,300	18,969
Musashi Seimitsu Industry Co., Ltd.	100	3,502

Musashino Bank Ltd.	1,200	40,079
Nachi-Fujikoshi Corp.	1,000	6,221
Nagase & Co., Ltd.	12,700	219,402
Nagatanien Holdings Co., Ltd.	1,000	13,771
Nakanishi, Inc.	900	49,930
Nakayama Steel Works Ltd.	4,100	27,125
NEC Networks & System Integration Corp.	6,600	172,166
NET One Systems Co., Ltd.	13,800	212,096
Neturen Co., Ltd.	9,800	98,075
NHK Spring Co., Ltd.	13,800	144,823
Nichias Corp.	15,000	199,171
Nichicon Corp.	6,300	77,615
Nichiden Corp.	4,800	100,379
Nichiha Corp.	2,600	102,109
NichiiGakkan Co., Ltd.	9,400	101,747
Nichirei Corp.	3,800	96,630
Nifco, Inc.	1,200	85,886
Nihon Kohden Corp.	4,800	134,249
Nihon M&A Center, Inc.	100	6,485
NIHON NOHYAKU Co., Ltd.	2,400	14,447
Nihon Parkerizing Co., Ltd.	6,000	105,810
Nihon Trim Co., Ltd.	1,200	65,162
Nihon Unisys Ltd.	11,600	240,129
Nippo Corp.	7,400	174,479
Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	106,397
Nippon Ceramic Co., Ltd.	900	25,185
Nippon Chemi-Con Corp.	700	18,757
Nippon Denko Co., Ltd.	10,400	36,619
Nippon Densetsu Kogyo Co., Ltd.	5,200	109,149
Nippon Flour Mills Co., Ltd.	7,100	109,229
Nippon Gas Co., Ltd.	1,600	68,507
Nippon Kanzai Co., Ltd.	6,400	126,949
Nippon Kayaku Co., Ltd.	7,300	93,734
Nippon Koei Co., Ltd.	1,100	30,361
Nippon Light Metal Holdings Co., Ltd.	19,400	52,303
Nippon Seiki Co., Ltd.	5,200	111,217
Nippon Shinyaku Co., Ltd.	1,300	72,478
Nippon Shokubai Co., Ltd.	200	14,116
Nippon Signal Co., Ltd.	6,700	65,427
Nippon Soda Co., Ltd.	15,000	92,263
Nippon Steel & Sumikin Bussan Corp.	2,600	147,526
Nippon Suisan Kaisha Ltd.	15,600	80,352
Nishimatsu Construction Co., Ltd.	2,700	67,864
Nishimatsuya Chain Co., Ltd.	12,000	142,728
Nishi-Nippon Financial Holdings, Inc.	3,800	46,666
Nishio Rent All Co., Ltd.	600	19,045
Nissan Shatai Co., Ltd.	10,400	105,026
Nisshinbo Holdings, Inc.	7,700	116,921
Nissin Corp.	4,300	110,886
Nissin Electric Co., Ltd.	10,600	103,537
Nissin Kogyo Co., Ltd.	6,600	116,838
Nitta Corp.	1,400	53,703
Nittetsu Mining Co., Ltd.	1,200	80,447
Nitto Boseki Co., Ltd.	4,600	106,747
Nitto Kogyo Corp.	6,300	110,156
Nitto Kohki Co., Ltd.	2,200	61,756
Noevir Holdings Co., Ltd.	1,800	133,943
NOF Corp.	2,600	71,384
Nohmi Bosai Ltd.	6,900	149,337
Nojima Corp.	7,300	171,561
Nomura Co., Ltd.	5,900	117,844
Noritake Co., Ltd.	1,000	50,513
Noritz Corp.	6,300	111,945
NS Solutions Corp.	5,500	146,008
NS United Kaiun Kaisha Ltd.	3,600	76,578
NSD Co., Ltd.	4,300	89,125
NTN Corp.	11,600	50,381
NuFlare Technology, Inc.	800	59,538
Obara Group, Inc.	300	18,902
Ohsho Food Service Corp.	1,500	72,047

Oiles Corp.	4,800	104,717
Okabe Co., Ltd.	7,400	70,684
OKAMOTO INDUSTRIES, Inc.	2,000	20,729
Okamura Corp.	11,000	152,157
Oki Electric Industry Co., Ltd.	11,300	155,019
Okuma Corp.	1,400	88,066
Okumura Corp.	1,800	77,785
Okuwa Co., Ltd.	9,000	91,776
Onward Holdings Co., Ltd.	20,600	175,443
Optex Group Co., Ltd.	1,600	87,101
Organo Corp.	2,500	80,018
Osaka Soda Co., Ltd.	2,600	69,765
Osaki Electric Co., Ltd.	11,400	85,501
OSG Corp.	200	4,701
OSJB Holdings Corp.	22,900	66,861
Outsourcing, Inc.	600	11,495
Oyo Corp.	7,700	111,439
Pacific Industrial Co., Ltd.	2,000	27,930
PAL Group Holdings Co., Ltd.	4,200	118,157
PALTAC Corp.	1,900	98,397
Paramount Bed Holdings Co., Ltd.	800	41,216
Parco Co., Ltd.	3,000	41,832
Pasona Group, Inc.	5,800	125,442
PC Depot Corp.	15,500	113,825
Penta-Ocean Construction Co., Ltd.	12,000	86,553
Pepper Food Service Co., Ltd.	700	32,929
PIA Corp.	100	5,253
Pigeon Corp.	3,900	157,471
Pilot Corp.	600	31,979
Piolax, Inc.	3,300	90,824
Pioneer Corp. (a)	14,100	25,404
Plenus Co., Ltd.	6,300	121,659
Press Kogyo Co., Ltd.	21,600	133,036
Prestige International, Inc.	5,000	64,124
Prima Meat Packers Ltd.	25,000	150,240
Proto Corp.	4,300	73,522
Qol Co., Ltd.	1,900	40,452
Raito Kogyo Co., Ltd.	5,500	60,878
Relia, Inc.	7,900	100,480
Relo Group, Inc.	6,400	179,410
Rengo Co., Ltd.	1,400	12,139
Right On Co., Ltd.	10,000	87,231
Riken Corp.	1,000	58,522
Riken Keiki Co., Ltd.	800	17,735
Riken Vitamin Co., Ltd.	100	3,824
Ringer Hut Co., Ltd.	3,800	84,701
Riso Kagaku Corp.	5,100	108,795
Rock Field Co., Ltd.	6,700	133,766
Rohto Pharmaceutical Co., Ltd.	3,100	85,818
Rokko Butter Co., Ltd.	100	2,113
Roland DG Corp.	4,000	102,540
Royal Holdings Co., Ltd.	6,400	174,117
Ryobi Ltd.	1,800	49,116
Ryosan Co., Ltd.	3,600	133,911
Ryoyo Electro Corp.	5,700	101,792
S Foods, Inc.	4,000	159,445
S.T. Corp.	3,200	69,797
Sac’s Bar Holdings, Inc.	8,900	100,096
Saint Marc Holdings Co., Ltd.	4,600	137,973
Saizeriya Co., Ltd.	6,500	183,949
Sakai Chemical Industry Co., Ltd.	2,800	82,226
Sakai Moving Service Co., Ltd.	1,400	74,420
Sakata INX Corp.	5,300	69,516
Sakata Seed Corp.	1,300	45,009
San-A Co., Ltd.	600	31,120
San-Ai Oil Co., Ltd.	12,800	176,424
Sangetsu Corp.	3,200	66,956
Sanken Electric Co., Ltd.	2,000	15,313
Sanki Engineering Co., Ltd.	6,300	70,371
Sankyo Tateyama, Inc.	3,800	55,211

Sankyu, Inc.	3,400	164,019
Sanrio Co., Ltd.	3,700	66,529
Sanwa Holdings Corp.	7,000	97,084
Sanyo Chemical Industries Ltd.	1,700	84,234
Sanyo Denki Co., Ltd.	1,200	98,472
Sanyo Special Steel Co., Ltd.	3,500	77,156
Sapporo Holdings Ltd.	1,800	51,036
Sato Holdings Corp.	3,300	110,116
Sawai Pharmaceutical Co., Ltd.	300	13,872
SCREEN Holdings Co., Ltd.	3,600	333,749
SCSK Corp.	3,000	122,695
SEIKAGAKU Corp.	3,000	58,628
Seiko Holdings Corp.	200	5,439
Seino Holdings Co., Ltd.	14,000	237,932
Seiren Co., Ltd.	6,500	126,078
Sekisui Jushi Corp.	4,000	91,802
Sekisui Plastics Co., Ltd.	8,000	89,707
Senko Group Holdings Co., Ltd.	6,500	46,128
Senshukai Co., Ltd. (a)	15,700	84,610
Septeni Holdings Co., Ltd.	5,000	20,272
Shibuya Corp.	1,100	44,441
Shikoku Bank Ltd.	400	5,650
Shikoku Chemicals Corp.	4,000	56,320
Shikoku Electric Power Co, Inc.	300	3,370
SHIMA SEIKI MFG., Ltd.	300	19,929
Shimachu Co., Ltd.	3,100	102,576
Shindengen Eletric Manufacturing Co., Ltd.	400	31,245
Shin-Etsu Polymer Co., Ltd.	16,400	192,980
Shinko Electric Industries Co., Ltd.	8,400	67,385
Shinko Plantech Co., Ltd.	11,100	99,144
Shinmaywa Industries Ltd.	15,000	130,012
Shinnihon Corp.	7,300	72,055
Ship Healthcare Holdings, Inc.	2,400	83,157
Shizuoka Gas Co., Ltd.	11,100	93,068
Shoei Foods Corp.	2,200	84,235
Showa Corp.	9,300	146,574
Showa Denko K.K.	5,600	273,273
Showa Sangyo Co., Ltd.	4,000	105,034
Siix Corp.	2,200	106,099
Sinanen Holdings Co., Ltd.	2,800	69,677
Sinko Industries Ltd.	3,100	57,050
Sintokogio Ltd.	8,700	102,194
SKY Perfect JSAT Holdings, Inc.	800	3,608
Skylark Co., Ltd.	13,400	183,959
SMK Corp.	5,000	21,901
Sogo Medical Co., Ltd.	1,100	64,477
Sojitz Corp.	16,300	53,189
Solasto Corp.	900	23,718
Square Enix Holdings Co., Ltd.	5,000	212,947
Star Micronics Co., Ltd.	1,600	32,958
Starts Corp., Inc.	1,200	31,554
Starzen Co., Ltd.	1,100	55,113
Studio Alice Co., Ltd.	2,900	69,418
Sugi Holdings Co., Ltd.	4,900	268,345
Sumitomo Bakelite Co., Ltd.	23,000	199,893
Sumitomo Densetsu Co., Ltd.	5,400	110,865
Sumitomo Forestry Co., Ltd.	5,300	88,361
Sumitomo Mitsui Construction Co., Ltd.	15,360	90,005
Sumitomo Osaka Cement Co., Ltd.	3,000	13,826
Sumitomo Riko Co., Ltd.	6,900	70,448
Sumitomo Rubber Industries Ltd.	2,509	47,820
Sumitomo Seika Chemicals Co., Ltd.	1,500	76,518
Sushiro Global Holdings Ltd.	900	40,700
Systena Corp.	2,500	106,871
Tachi-S Co., Ltd.	4,700	84,769
Tadano Ltd.	6,500	101,063
Taihei Dengyo Kaisha Ltd.	1,100	26,603
Taiho Kogyo Co., Ltd.	1,800	27,045
Taikisha Ltd.	3,700	127,061
Taiyo Holdings Co., Ltd.	400	17,997

Taiyo Yuden Co., Ltd.	2,200	38,291
Takamatsu Construction Group Co., Ltd.	3,900	108,184
Takara Holdings, Inc.	10,500	128,488
Takara Standard Co., Ltd.	7,200	119,710
Takasago International Corp.	1,400	41,431
Takasago Thermal Engineering Co., Ltd.	4,400	80,550
Takeuchi Manufacturing Co., Ltd.	2,800	66,617
Takuma Co., Ltd.	11,600	138,858
Tamron Co., Ltd.	5,300	121,697
Tanseisha Co., Ltd.	9,600	95,955
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	115,489
Tayca Corp. (a)	1,600	40,999
TechnoPro Holdings, Inc.	1,700	101,083
TEIKOKU SEN-I Co., Ltd.	1,900	35,332
Tekken Corp.	700	20,424
Temp Holdings Co., Ltd.	17,500	448,025
Tenma Corp.	3,500	71,465
T-Gaia Corp.	12,600	361,522
The Japan Steel Works Ltd.	1,900	58,564
The Japan Wool Textile Co., Ltd.	9,400	96,430
The Nippon Road Co., Ltd.	800	43,071
The Nisshin Oillio Group Ltd.	4,600	125,069
The Oita Bank Ltd.	600	22,766
The Pack Corp.	3,200	110,625
TIS, Inc.	4,500	165,266
TKC Corp.	2,300	99,999
Toa Corp. (a)	2,100	45,206
Toagosei Co., Ltd.	12,400	143,965
Tocalo Co., Ltd.	2,400	32,545
Tochigi Bank Ltd.	2,000	8,171
Toda Corp.	10,000	76,195
Toei Animation Co., Ltd.	100	9,463
TOEI Co., Ltd.	300	31,740
Toenec Corp.	1,000	30,530
Toho Holdings Co., Ltd.	7,100	166,595
Toho Zinc Co., Ltd.	200	10,516
Tokai Carbon Co., Ltd.	4,600	79,234
Tokai Corp.	6,100	149,099
Tokai Holdings Corp.	8,900	95,684
Tokai Rika Co., Ltd.	5,200	112,405
Token Corp.	2,400	270,071
Tokuyama Corp.	1,800	53,410
Tokyo Base Co., Ltd. (a)	900	11,758
Tokyo Broadcasting System Holdings, Inc.	9,500	213,535
Tokyo Ohka Kogyo Co., Ltd.	2,700	105,188
Tokyo Rope Manufacturing Co., Ltd.	500	9,744
Tokyo Seimitsu Co., Ltd.	2,400	98,708
Tokyo Steel Manufacturing Co., Ltd.	7,000	56,550
Tokyu Construction Co., Ltd.	11,300	125,983
Tomy Co., Ltd.	4,600	48,738
TOPCON Corp.	600	13,335
Toppan Forms Co., Ltd.	16,400	185,001
Topre Corp.	3,100	92,884
Topy Industries Ltd.	1,500	45,733
Toridoll Holdings Corp.	2,800	96,364
Torii Pharmaceutical Co., Ltd.	3,500	96,157
Toshiba Machine Co., Ltd.	17,000	121,605
Toshiba Plant Systems & Services Corp.	9,500	191,851
Toshiba TEC Corp.	38,000	236,644
Tosho Printing Co., Ltd.	1,400	12,872
Totetsu Kogyo Co., Ltd.	2,700	85,675
Toyo Construction Co., Ltd.	3,600	18,129
Toyo Corp.	4,000	36,526
Toyo Ink SC Holdings Co., Ltd.	17,000	106,334
Toyo Kanetsu K.K.	1,100	34,904
Toyo Kohan Co., Ltd.	16,100	106,698
Toyo Tanso Co., Ltd.	3,400	129,710
Toyo Tire & Rubber Co., Ltd.	2,600	48,138
Toyobo Co., Ltd.	2,900	56,804
Toyota Boshoku Corp.	12,500	266,517

TPR Co., Ltd.	2,700	76,546
Trancom Co., Ltd.	1,600	105,971
Transcosmos, Inc.	5,100	138,105
Trusco Nakayama Corp.	3,800	99,176
Trust Tech, Inc.	1,700	51,295
TS Tech Co., Ltd.	8,600	347,642
TSI Holdings Co., Ltd.	18,300	131,977
Tsubakimoto Chain Co.	10,000	84,842
Tsugami Corp.	4,000	54,213
Tsukada Global Holdings, Inc.	1,200	6,881
Tsukishima Kikai Co., Ltd.	2,700	38,506
Tsukui Corp.	6,700	55,508
Tsumura & Co.	1,200	40,015
Tsurumi Manufacturing Co., Ltd.	3,200	59,108
Tsutsumi Jewelry Co., Ltd.	2,100	42,213
TV Asahi Holdings Corp.	8,100	164,344
Ube Industries Ltd.	1,400	43,455
UKC Holdings Corp.	1,300	28,505
Ulvac, Inc.	300	18,293
Union Tool Co.	200	7,059
Unipres Corp.	6,300	153,128
United Arrows Ltd.	700	28,603
United Super Markets Holdings, Inc.	23,400	240,382
United, Inc.	700	22,151
Unitika Ltd. (a)	500	3,296
Ushio, Inc.	1,800	24,784
Valor Holdings Co., Ltd.	7,600	207,366
Vector, Inc. (a)	200	4,230
Vital KSK Holdings, Inc.	9,800	94,065
VT Holdings Co., Ltd.	1,700	9,094
Wacoal Holdings Corp.	6,500	192,333
Wacom Co., Ltd.	13,200	69,404
Wakita & Co., Ltd.	9,700	116,854
Warabeya Nichiyo Holdings Co., Ltd.	5,400	128,457
Watami Co., Ltd.	11,000	136,308
Welcia Holdings Co., Ltd.	8,000	352,768
World Holdings Co. (a)	1,100	44,435
Wowow, Inc.	2,200	69,480
Xebio Holdings Co., Ltd.	8,200	166,000
Yahagi Construction Co., Ltd.	10,000	76,869
YAMABIKO Corp.	7,300	112,768
YA-MAN Ltd.	2,800	45,852
Yamato Kogyo Co., Ltd.	3,900	113,433
Yamazen Corp.	16,800	185,516
Yellow Hat Ltd.	4,700	140,215
Yodogawa Steel Works Ltd.	3,900	110,615
Yokogawa Bridge Holdings Corp.	2,500	60,345
Yondoshi Holdings, Inc.	2,900	73,280
Yonex Co., Ltd.	4,800	29,389
Yorozu Corp.	600	11,063
Yoshinoya Holdings Co., Ltd.	10,400	187,534
Yuasa Trading Co., Ltd.	4,800	167,192
Yume No Machi Souzou Iinkai Co., Ltd.	1,900	31,036
Yumeshin Holdings Co., Ltd.	2,100	24,831
Yurtec Corp.	9,000	70,988
Yushin Precision Equipment Co., Ltd.	1,900	64,631
ZENRIN Co., Ltd.	1,100	35,441
Zensho Holdings Co., Ltd.	10,000	207,888
Zeon Corp.	7,000	104,598
ZERIA Pharmaceutical Co., Ltd.	3,900	75,855
Zojirushi Corp.	10,600	132,817

		64,349,533

Luxembourg - 0.3%
Aperam, S.A.	4,495	232,475
SAF-Holland, S.A.	3,260	71,414
Senvion, S.A. (a)	4,481	54,157
Subsea 7, S.A.	24,616	365,531

		723,577

Netherlands - 1.5%
Aalberts Industries N.V.	7,278	364,098
Accell Group N.V.	5,948	152,751
Arcadis N.V.	4,991	119,568
ASR Nederland N.V.	7,206	324,123
BE Semiconductor Industries N.V.	188	18,446
Brunel International N.V.	11,263	222,515
Corbion N.V.	551	17,098
ForFarmers N.V.	6,879	75,700
IMCD N.V.	1,685	107,830
InterXion Holding N.V. (a)	800	45,040
Kendrion N.V.	3,196	142,654
Koninklijke BAM Groep N.V.	9,259	40,845
Philips Lighting N.V. (b) (Cost: $647,725; Original Acquisition Date: 05/12/2017)	17,786	706,519
PostNL N.V.	70,215	279,408
Refresco Group N.V. (b) (Cost: $157,355; Original Acquisition Date: 05/12/2017)	7,838	190,770
SBM Offshore N.V.	4,764	80,540
SIF Holding N.V.	1,298	25,656
TKH Group N.V.	1,869	117,486
TomTom N.V. (a)	18,680	178,146
Wessanen N.V.	1,224	23,856

		3,233,049

Netherlands Antilles (c) - 0.0%
Sapiens International Corp. N.V.	1,518	14,464

Norway - 1.0%
Aker ASA	329	18,627
Aker BP ASA	4,799	120,077
Aker Solutions ASA (a)	17,243	96,767
Atea ASA	7,159	112,653
Austevoll Seafood ASA	26,550	238,010
B2Holding ASA	17,443	44,948
Borregaard ASA	7,280	68,677
Europris ASA (b) (Cost: $37,092; Original Acquisition Date: 05/26/2017)	8,425	28,164
Grieg Seafood ASA	14,655	128,875
Kongsberg Automotive ASA (a)	114,385	143,972
Leroy Seafood Group ASA	55,237	331,046
Nordic Semiconductor ASA (a)	3,001	17,480
Norway Royal Salmon ASA	6,179	118,145
Salmar ASA	6,479	230,339
TGS-Nopec Geophysical Co. ASA	14,581	353,243
Wallenius Wilhelmsen Logistics ASA (a)	5,500	41,895

		2,092,918

Portugal - 0.5%
Altri, SGPS, S.A.	7,516	42,737
Banco Comercial Portugues, S.A. - Class R (a)	329,436	117,468
Corticeira Amorim SGPS, S.A.	5,895	72,957
CTT-Correios de Portugal, S.A.	1,583	6,553
Mota-Engil SGPS, S.A.	26,143	126,796
Nos SGPS, S.A.	32,742	200,253
REN Redes Energeticas Nacionais SGPS, S.A.	13,810	41,559
Semapa-Sociedade Invest Gestao SGPS, S.A.	9,915	232,733
Sonae SGPS, S.A.	67,530	98,790
The Navigator Company, S.A.	20,958	113,579

		1,053,425

Singapore - 1.5%
Best World International Ltd.	124,900	138,289
Broadcom Ltd.	7,034	1,733,600
Bumitama Agri Ltd.	87,700	48,327
China Aviation Oil Singapore Corp. Ltd.	100,900	119,600
COSCO Shipping International Singapore Co., Ltd. (a)	197,000	67,070
First Resources Ltd.	78,300	104,602
Indofood Agri Resources Ltd.	73,800	18,244
M1 Ltd.	123,300	162,430
NetLink NBN Trust (a)	283,400	176,490
Sheng Siong Group Ltd.	134,300	94,788
Silverlake Axis Ltd.	29,900	12,414
Venture Corp., Ltd.	25,900	534,012

		3,209,866

Spain - 2.4%
Acerinox S.A.	36,704	541,862
Applus Services, S.A.	19,510	270,965
Atresmedia Corp de Medios de Comunicacion S.A.	17,324	179,855

Cia de Distribucion Integral Logista Holdings S.A.	14,819	339,433
CIE Automotive, S.A.	7,979	267,873
Codere S.A. (a)	693	9,249
Construcciones y Auxiliar de Ferrocarriles, S.A.	7,977	385,386
Corp Financiera Alba, S.A.	590	35,842
Distribuidora Internacional de Alimentacion S.A.	97,287	463,243
Ebro Foods, S.A.	4,734	119,206
Ence Energia y Celulosa, S.A.	14,812	96,681
Faes Farma, S.A.	14,905	49,116
Fomento de Construcciones y Contratas, S.p.A. (a)	27,237	334,286
Global Dominion Access, S.A. (a)(b) (Cost: $14,788; Original Acquisition Date: 05/30/2017)	3,588	20,303
Grupo Catalana Occidente, S.A.	7,780	324,542
Indra Sistemas, S.A. (a)	4,456	61,492
Liberbank, S.A. (a)	434,401	243,804
Mediaset Espana Comunicacion S.A.	9,500	109,801
Melia Hotels International S.A.	4,338	63,879
Miquel y Costas & Miquel, S.A.	1,929	78,483
NH Hotel Group, S.A.	30,298	229,343
Obrascon Huarte Lain S.A. (a)	749	4,200
Papeles y Cartones de Europa, S.A.	12,587	191,451
Pharma Mar S.A. (a)	4,020	8,318
Promotora de Informaciones, S.A. - Class A (a)	1,695	3,756
Sacyr S.A.	6,100	18,380
Saeta Yield S.A.	452	6,703
Tecnicas Reunidas, S.A.	8,905	288,574
Telepizza Group S.A. (a)(b) (Cost: $94,264; Original Acquisition Date: 01/19/2018)	15,387	98,832
Tubacex, S.A. (a)	8,559	35,047
Viscofan, S.A.	1,723	109,450
Zardoya Otis S.A.	30,637	322,680

		5,312,035

Sweden - 4.3%
AcadeMedia AB (a)(b) (Cost: $34,390; Original Acquisition Date: 05/10/2017)	5,498	40,005
Ahlsell AB (b) (Cost: $153,891; Original Acquisition Date: 08/23/2017)	23,770	151,379
Attendo AB (b) (Cost: $125,478; Original Acquisition Date: 05/10/2017)	11,024	107,416
Axfood AB	34,816	641,375
B&B Tools AB - B Shares	12,886	125,170
Betsson AB	25,757	213,023
Bilia AB	12,030	123,605
BillerudKorsnas AB	12,693	188,093
BioGaia AB - B Shares	1,598	67,336
Bossard Holding AG	438	106,173
Bravida Holding AB (b) (Cost: $146,782; Original Acquisition Date: 05/30/2017)	20,866	148,930
Bufab AB	267	3,660
Byggmax Group AB	15,175	85,392
Camurus AB (a)	895	11,556
CAPIO AB (b) (Cost: $20,232; Acquisition Date: 05/30/2017)	3,409	17,709
Clas Ohlson AB - B Shares	10,772	134,602
Cloetta AB - B Shares	9,222	35,063
Com Hem Holding AB	1,223	20,232
Concentric AB	3,198	61,820
Dometic Group AB (b) (Cost: $118,468; Original Acquisition Date: 05/30/2017)	14,717	151,264
Duni AB	1,767	24,904
Dustin Group AB (b) (Cost: $79,694; Original Acquisition Date: 05/10/2017)	9,660	91,153
Elekta AB	1,850	16,870
Fingerprint Cards AB - Class B (a)	41,612	51,195
Granges AB	10,275	111,472
Gunnebo AB	4,211	15,854
Haldex AB (a)	2,976	30,739
Hexpol AB	11,609	106,114
Holmen AB - B Shares	7,868	407,054
Indutrade AB	7,712	204,298
Intrum Justitia AB	1,437	44,650
JM AB	14,026	305,613
KappAhl AB	30,790	121,528
LeoVegas AB (b) (Cost: $100,028; Original Acquisition Date: 06/21/2017)	11,583	131,071
Lifco AB - B Shares	1,271	51,991
Lindab International AB	6,029	49,470
Loomis AB - Class B	7,968	289,559
Mekonomen AB	5,962	109,272
Modern Times Group MTG AB	880	39,777

Momentum Group AB (a)	5,498	72,844
Mycronic AB	9,540	119,916
NCC AB - B Shares	15,257	290,938
New Wave Group AB	18,898	130,477
Nobia AB	44,612	371,554
Nobina AB (b) (Cost: $95,059; Original Acquisition Date: 05/10/2017)	15,503	103,033
Nolato AB	200	14,146
Paradox Interactive AB	3,099	46,455
Peab AB	30,663	281,239
Ratos AB - B Shares	46,869	189,395
RaySearch Laboratories AB (a)	1,250	20,475
Rexidor Hotel Group AB	9,040	26,398
Saab AB - Class B	1,556	70,691
SAS AB (a)	19,932	50,967
Scandi Standard AB	3,937	28,931
Scandic Hotels Group AB (b) (Cost: $231,131; Original Acquisition Date: 05/10/2017)	18,285	198,270
SSAB AB - A Shares (a)	47,873	284,580
SSAB AB - B Shares (a)	65,915	322,800
Svenska Cellulosa AB SCA	135,797	1,345,749
Sweco AB	9,611	208,044
Swedish Orphan Biovitrum AB (a)	2,600	42,762
Thule Group AB (b) (Cost: $9,331; Acquisition Date: 08/24/2017)	485	10,504
Trelleborg AB - B Shares	15,086	385,305
Vitrolife AB	400	27,853
Volati AB	4,741	28,490

		9,308,203

Switzerland - 3.6%
ALSO Holding AG	709	99,957
APG SGA, S.A.	214	93,517
Aryzta AG	2,257	56,254
Ascom Holding AG	782	19,729
Autoneum Holding AG	945	300,638
Banque Cantonale Vaudoise	29	24,274
Bell Food Group AG	295	123,854
BKW Energie AG	1,218	69,709
Bobst Group, S.A.	2,238	278,364
Bucher Industries AG	989	415,320
Burkhalter Holding AG	322	40,105
Cembra Money Bank AG	1,127	106,047
Clariant AG	4,233	105,634
Comet Holding AG	128	18,848
Conzzeta AG	162	189,009
Daetwyler Holding AG	624	132,233
dormakaba Holding AG	382	350,360
EDAG Engineering Group AG	4,188	84,250
EFG International AG	3,433	32,176
Emmi AG	467	352,347
Feintool International Holding AG	260	32,596
Flughafen Zurich AG	231	54,844
Forbo Holding AG	92	148,828
Georg Fischer AG	376	550,407
Gurit Holding AG	153	153,745
Huber + Suhner AG	2,495	143,906
Implenia AG	2,536	191,059
Inficon Holding AG	247	145,894
Kardex AG	912	117,856
Komax Holding AG	179	57,131
Kudelski, S.A.	5,123	54,575
Logitech International, S.A.	6,073	238,353
Mobilezone Holding AG	14,866	187,175
OC Oerlikon Corp AG	1,652	27,890
Oriflame Holding AG	5,425	255,527
Orior AG	1,238	99,234
Panalpina Welttransport Holding AG	2,116	332,027
Rieter Holding AG	1,105	262,556
Schmolz + Bickenbach AG (a)	60,285	46,216
Schweiter Technologies AG	128	156,846
SFS Group AG	1,335	154,365
Siegfried Holding AG	129	44,714
St Galler Kantonalbank AG	61	34,815

Straumann Holding AG	21	14,146
Sulzer AG	962	127,793
Sunrise Communications Group AG (b) (Cost: $122,379; Original Acquisition Date: 05/30/2017)	1,478	139,684
Swissquote Group Holding S.A.	386	20,068
Tecan Group AG	794	166,329
u-blox Holding AG	221	48,356
Valiant Holding AG	157	19,118
Valora Holding AG	1,213	439,722
VAT Group AG (b) (Cost: $67,621; Original Acquisition Date: 08/29/2017)	528	84,183
Vontobel Holding AG	1,879	126,003
Walter Meier AG	742	31,113
Ypsomed Holding AG	187	33,312
Zehnder Group AG	2,906	135,151

		7,768,162

United Kingdom - 0.3%
Dialog Semiconductor PLC (a)	7,190	233,374
Rhi Magnesita N.V. (a)	4,818	293,510
Torm PLC	1,000	7,455
Zeal Network SE	4,169	142,159

		676,498

United States - 21.1%
Alphabet, Inc. - Class A (a)	5,309	5,860,711
B Communications Ltd. (a)	1,215	21,200
Best Buy Co., Inc.	14,471	1,048,279
Cellcom Israel Ltd. (a)	7,416	60,966
Citigroup, Inc.	13,025	983,257
Dell Technologies, Inc. - Class V (a)	22,510	1,672,268
Dover Corp.	9,044	905,304
Duke Energy Corp.	20,701	1,559,613
Express Scripts Holding Co. (a)	22,108	1,668,049
Facebook, Inc. (a)	11,054	1,971,149
General Dynamics Corp.	20,000	4,449,000
General Motors Co.	50,000	1,967,500
Gilead Sciences, Inc.	24,118	1,898,810
Honeywell International, Inc.	15,000	2,266,650
International Business Machines Corp.	19,495	3,037,906
Kohl’s Corp.	10,049	664,138
L3 Technologies, Inc.	6,230	1,293,037
Monsanto Co.	18,490	2,281,111
Procter & Gamble Co.	62,304	4,892,110
Rockwell Collins, Inc.	9,647	1,328,585
Scripps Networks Interactive, Inc.	17,284	1,553,140
United Continental Holdings, Inc. (a)	15,877	1,076,302
Waste Management, Inc.	20,902	1,804,261
Western Digital Corp.	19,897	1,731,835

		45,995,181

TOTAL COMMON STOCKS (Cost $188,857,736)		203,627,011

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Biotest AG - Vorzugsaktien	1,021	33,881
Draegerwerk AG & Co. KGaA	448	45,828
Jungheinrich AG	662	32,225
Sartorius AG	606	81,719

TOTAL PREFERRED STOCKS (Cost $168,402)		193,653

REAL ESTATE INVESTMENT TRUSTS (c) - 0.0%
Australia (c) - 0.0%
Growthpoint Properties Australia Ltd.	9,859	24,845

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,112)		24,845

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.26% (d)	1,121,476	1,121,476
First American Government Obligations Fund - Class Z - 1.24% (d)	1,121,477	1,121,477
First American Treasury Obligations Fund - Class Z - 1.25% (d)	1,121,477	1,121,477
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.25% (d)	1,121,477	1,121,477
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.29% (d)	1,121,477	1,121,477

TOTAL SHORT-TERM INVESTMENTS (Cost $5,607,384)		5,607,384

TOTAL INVESTMENTS (Cost $194,658,634) - 96.2%	209,452,893

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	8,290,982

TOTAL NET ASSETS - 100.0%	$217,743,875

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities as of February 28, 2018 was $3,796,424, which represents 1.7% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
British Pound, March 2018 Settlement	224	$19,289,200	$213,473
Euro FX, March 2018 Settlement	69	10,537,163	137,011
Mini MSCI EAFE Index, March 2018 Settlement	304	30,954,800	176,958

TOTAL FUTURES CONTRACTS PURCHASED		$60,781,163	$527,442

The accompanying footnotes are an integral part of the Schedule of Investments.

Rights

DESCRIPTION	SHARES	FAIR VALUE
RIGHTS SOLD
Italy
Credito Valtellinese S.p.A. (a)	1	$6

TOTAL RIGHTS SOLD (Cost $6)		$6

(a)	Non-income producing security.

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
B	888 Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	$232,491	85,984	$18,033
B	AA PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	66,041	39,275	(48,127)
B	Abcam PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	63,906	6,574	26,907
B	Acacia Mining PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	19,180	11,401	(4,523)
B	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/01/2020	Term	40,788	14,485	8,383
A	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	6/01/2022	Term	6,071	2,130	1,148
B	Air France KLM S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	310,377	28,440	(43,435)
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	1,981,760	1,809	(14,329)
B	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/24/2018	Term	4,115,580	3,500	260,757
B	Alten S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	247,600	3,160	3,591
B	ASCENTIAL PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	31,080	9,277	9,177
B	Ashmore Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	33,807	7,900	(2,005)
B	ASOS Plc	Receive	1-Month LIBOR GBP	6/01/2020	Term	271,449	4,270	57,806
A	ASOS Plc	Receive	1-Month LIBOR GBP	6/01/2022	Term	63	1	(88)
B	Assystem S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	71,884	2,168	(5,528)
A	Assystem S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	6,621	189	(810)
B	Aubay S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	2,617	73	160
B	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	67,892	3,414	42,297
A	Aveva Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	801	41	528
B	B&M European Value Retail S.A.	Receive	1-Month LIBOR GBP	6/01/2020	Term	27,318	7,600	5,398
B	Bellway PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	94,996	2,788	(10,465)
B	Beneteau	Receive	1-Month LIBOR EUR	6/01/2020	Term	209,806	13,396	60,279
A	Beneteau	Receive	1-Month LIBOR EUR	6/01/2022	Term	6,425	440	2,552
A	Best Buy Co., Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,058,988	14,471	11,191
B	Biffa PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	11,044	5,102	1,317
B	Bodycote PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	121,498	14,004	9,075
B	Boiron S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	82,277	994	(16,836)
A	Boiron S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	1,962	22	(527)
B	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/01/2020	Term	84,886	2,526	8,275
A	Bonduelle SCA	Receive	1-Month LIBOR EUR	6/01/2022	Term	7,351	217	644
B	Boohoo.com PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	26,746	13,477	(2,682)
B	BOOKER Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	658,884	317,548	106,240
A	BOOKER Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,348	674	320
B	Bourbon Corp. S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	30,810	3,028	(12,365)
B	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	89,440	9,745	18,064
A	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	734	80	148
B	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	96,507	28,667	5,988
B	Britvic PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	28,322	3,591	(5,642)
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,750,692	7,034	17,890
B	Brown Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	85,197	29,957	(35,450)
A	Brown Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	32	12	(11)
B	BTG PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	13,846	1,837	(2,568)
B	C&C Group PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	22,250	6,450	(3,246)
B	Card Factory PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	25,690	8,069	(11,661)
A	Carillion PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	63	31	14
B	Centamin PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	407,624	245,828	(55,922)
B	Central Asia Metals Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	9,756	3,200	781
B	CGG S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	36,998	7,426	(32,297)
B	Chargeurs S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	2,450	100	96
B	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	33,504	18,514	2,382
A	Cherming Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	50	28	4
B	Cineworld Group Plc	Receive	1-Month LIBOR GBP	6/01/2020	Term	49,971	7,549	(44,589)
A	Citigroup, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,000,581	13,025	17,779
B	Civitas Social Housing PLC - C Shares	Receive	1-Month LIBOR GBP	6/01/2020	Term	3,208	3,208	52
B	Civitas Social Housing PLC - C Shares	Receive	1-Month LIBOR GBP	6/01/2020	Term	2,340	2,139	(83)
B	Clinigen Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	39,629	4,465	2,090
B	Close Brothers Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	61,584	3,866	(116)
B	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	41,556	32,824	15,754
A	CMC Markets PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	5,240	4,094	1,889
B	Coface S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	43,496	6,075	17,851
B	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/01/2020	Term	95,823	3,610	22,351
A	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	6/01/2022	Term	9,181	365	2,884
B	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	149,742	4,461	26,066
B	Conviviality PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	87,937	24,504	(21,300)
A	Conviviality PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	128	40	(13)
B	Costain Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	94,035	19,957	(7,584)
A	Costain Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	8,883	1,898	(620)
B	Countrywide PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,080	799	(554)
B	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	6/01/2020	Term	254	41	(77)
A	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	6/01/2022	Term	150	24	(46)
B	CVS Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	52,447	3,849	(15,964)
B	CYBG PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	15,479	5,700	2,146
B	Dart Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	36,099	5,791	14,727
A	Dart Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	340	55	143
A	Debenhams PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	15	30	(8)
B	Dechra Pharmeceuticals PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	13,553	710	5,855
A	Dell Technologies, Inc. - Class V	Pay	1-Month LIBOR USD	3/23/2018	Term	1,570,973	22,510	(100,579)
B	Derichebourg	Receive	1-Month LIBOR EUR	6/01/2020	Term	107,402	17,671	29,789
A	Derichebourg	Receive	1-Month LIBOR EUR	6/01/2022	Term	5,156	817	1,148
B	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	60,636	857	8,531
A	Devoteam S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	5,546	78	747
B	DFS Furniture PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	47,978	22,773	(6,358)
B	Dialight PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	39,119	3,892	(23,223)
A	Dialight PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	2,823	277	(1,706)
B	Diploma PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	204,850	18,283	(3,990)
B	Direct Energie	Receive	1-Month LIBOR EUR	6/01/2020	Term	32,924	658	(10,526)
B	Dixons Carphone PLC	Receive	1-Month LIBOR USD	6/01/2020	Term	76,944	38,324	(2,979)
A	Dover Corp.	Pay	1-Month LIBOR GBP	3/23/2018	Term	915,343	9,044	6,205
B	Drax Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	91,447	27,158	(32,802)
B	DS Smith PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	42,034	8,479	(1,875)
A	Duke Energy Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,587,767	20,701	28,877
B	Dunlem Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	150,932	24,565	(7,449)
B	EI GROUP PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	80,510	56,703	(14,282)
B	Electrocomponents PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	255,998	45,601	46,435
B	Elementis PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	69,214	23,215	(2,873)
A	Elementis PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	9	3	0
B	Elior Group	Receive	1-Month LIBOR EUR	6/01/2020	Term	302	12	(107)
B	Elis S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	27,165	1,437	3,556
B	Emis Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	55,084	5,810	(17,109)
A	Emis Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	56	6	(17)
B	Entertainment One Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	19,342	7,814	5,991
B	Equiniti Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	4,934	1,844	459
B	Eramet	Receive	1-Month LIBOR EUR	6/01/2020	Term	85,682	1,052	59,991
B	Essentra PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	37,121	6,972	(8,241)
B	Esure Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	17,798	6,200	(4,869)
B	Euler Hermes Group	Receive	1-Month LIBOR EUR	6/01/2020	Term	78,965	819	25,142
B	Euronext N.V.	Receive	1-Month LIBOR EUR	6/01/2020	Term	105,849	2,237	26,344
B	Evraz PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	237,587	122,399	423,070
A	Evraz PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	64,247	33,462	116,683

A	Express Scripts Holding Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,663,185	22,108	(4,106)
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,960,537	11,054	(9,718)
B	FAURECIA	Receive	1-Month LIBOR EUR	6/01/2020	Term	659,885	14,061	382,615
B	FENNER PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	134,428	37,128	59,950
B	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	228,490	129,107	240,770
A	Ferrexpo PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	115	67	130
B	Fevertree Drinks PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	14,506	762	6,019
B	Firstgroup PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	142,142	103,204	(81,327)
B	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	120,730	1,945	70,199
B	Forterra PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	35,396	13,425	4,975
A	Forterra PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	11,911	4,529	1,729
B	Foxtons Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	11,773	13,897	(1,713)
B	Galliford Try PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	132,037	10,523	(41,518)
A	Galliford Try PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	363	29	(113)
B	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	134,090	3,371	58,343
A	Gaztransport Et Techniga S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	25,397	691	14,999
B	General Dynamics Corp.	Pay	1-Month LIBOR USD	4/24/2018	Term	4,143,200	20,000	(296,843)
B	General Motors Co.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,165,500	50,000	202,681
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,946,323	24,118	48,399
B	GL Events S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	54,377	2,303	5,557
A	GL Events S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	6,631	296	1,221
B	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	74,172	4,292	(8,905)
A	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	37	2	(7)
B	Grafton Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	27,559	3,577	(369)
B	Greene King PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	6,223	1,151	(226)
B	Greggs PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	124,725	11,566	18,283
A	Greggs PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	23,498	2,194	3,710
B	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	27,295	360	(187)
A	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	6,970	94	153
B	Guerbet S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	30,875	385	(7,414)
B	GVC Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	32,033	3,366	(2,955)
B	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	264,784	74,387	9,686
A	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	6,491	1,793	187
B	Haulotte Group S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	34,400	2,326	11,377
A	Haulotte Group S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	2,889	196	986
B	Hays PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	345,620	205,690	84,936
B	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	136,477	13,580	(28,337)
B	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	75,071	26,636	(28,940)
B	Honeywell International, Inc.	Pay	1-Month LIBOR USD	4/24/2018	Term	2,392,650	15,000	119,997
B	Hostelworld Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	6,162	1,761	1,280
A	Hostelworld Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,101	313	220
B	Hotel Chocolat group Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,945	602	42
B	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	369,186	80,922	(14,496)
A	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,624	353	(86)
B	Ibstock PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	5,177	2,100	463
B	ID Logistics Group	Receive	1-Month LIBOR EUR	6/01/2020	Term	37,568	279	1,077
A	ID Logistics Group	Receive	1-Month LIBOR EUR	6/01/2022	Term	6,467	48	185
B	IG Group Holdings PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	75,785	11,495	25,587
B	Inchcape PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	476,375	58,612	(107,895)
A	Inchcape PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	282	33	(80)
B	Indivior PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	101,695	31,653	23,401
A	Indivior PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	347	109	86
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	3,044,729	19,495	8,211
B	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	55,440	1,727	6,345
A	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	3,109	102	578
B	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	15,746	5,251	4,795
A	Iomart Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	9	3	3
B	Ipsos S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	248,221	7,403	(14,596)
B	Irish Continental Group PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	14,216	2,569	223
B	Jackpotjoy PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	44,334	5,867	3,852
B	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	85,746	3,452	21,249
A	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	4,071	157	794
B	Janus Henderson Group PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	133,877	4,418	20,363
A	JB Hi-Fi Ltd.	Receive	1-Month LIBOR EUR	6/01/2022	Term	153,234	5,914	(800)
B	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	548,409	129,608	(77,100)
B	John Menzies PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	58,598	8,299	(6,842)
A	John Menzies PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	6,636	923	(781)
B	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	64,558	12,500	(1,542)
B	Just Eat PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	61,397	8,532	17,651
B	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	8,362	3,543	5,695
A	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,347	524	691
B	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	76,977	2,010	9,873
B	KCom Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	38,816	41,649	8,236
A	KCom Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	4,275	4,647	999
B	Keller Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	41,976	4,417	(3,389)
B	Kier Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	82,586	7,722	(4,183)
B	Kingspan Group PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	14,313	500	3,815
A	Kohl’s Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	659,315	10,049	(4,523)
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,326,305	6,230	28,889
B	Latecoere S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	94,638	19,918	2,861
B	LISI S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	138,552	3,596	(9,516)
A	LISI S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	1,606	42	(96)
B	Luceco PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	247	206	(118)
B	M6 Metropole Television	Receive	1-Month LIBOR EUR	6/01/2020	Term	342,701	16,233	42,944
B	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	98,598	2,951	5,527
B	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	34,747	9,097	4,347
A	Majestic Wine PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	6,147	1,698	1,313
B	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	44,170	1,581	16,892
A	Manitou BF S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	3,247	119	1,379
B	Marshalls PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	194,561	48,179	12,712
A	Marshalls PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	27,811	7,131	3,585
B	McCarthy & Stone PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	7,480	5,100	(692)
B	Mersen S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	77,026	2,854	47,025
A	Mersen S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	16,872	659	12,021
A	Metcash Ltd.	Receive	1-Month LIBOR GBP	6/01/2022	Term	3,235	1,000	(13)
B	Metro Bank PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	15,265	432	2,277
B	MGI COUTIER	Receive	1-Month LIBOR EUR	6/01/2020	Term	182,005	4,924	(32,744)
B	Mitie Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	284,634	109,698	(155,458)
B	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	183,721	54,756	(57,806)
A	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	71	21	(22)
A	Monsanto Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,233,407	18,490	(46,687)
B	Morgan Advanced Materials PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	23,479	7,767	4,026
B	National Express Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	42,185	11,435	(2,849)
B	Naturex S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	86	1	14
B	Neopost S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	188,066	5,034	(75,463)
B	Nex Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	363,826	54,907	22,127
B	Nexans S.A.	Receive	1-Month LIBOR GBP	6/01/2020	Term	35,259	800	(859)
B	Nexity S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	58,589	1,121	(1,459)
B	Northgate PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	23,384	5,037	(8,484)
B	Ocado Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	586	200	707
B	Oeneo S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	656	62	8
B	Onesavings Bank PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	10,355	2,600	315

B	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	36,563	5,387	(6,033)
A	Origin Enterprises PLC	Receive	1-Month LIBOR EUR	6/01/2022	Term	3,932	574	(685)
B	Oxford Instruments PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	27,315	2,585	(10,624)
B	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	298,676	61,543	50,374
A	Pagegroup PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	224	47	47
B	Paragon Banking Group Plc	Receive	1-Month LIBOR GBP	6/01/2020	Term	118,475	25,432	11,001
B	Pendragon PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	12,040	38,523	(2,121)
B	Permanent tsb Group Holdings PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	590	236	(150)
B	Petrofac Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	125,255	27,520	(4,367)
B	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	177,988	109,751	22,466
A	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	27,594	17,355	4,537
B	Photo-Me International PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	10,272	6,300	1,959
B	Pierre et Vacances S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	8,266	181	(1,103)
A	Pierre et Vacances S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	765	16	(139)
B	Plastiques du Val de Loire S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	49,666	2,345	(6,473)
B	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/01/2020	Term	116,342	23,556	253,350
A	Plus 500 Ltd.	Receive	1-Month LIBOR GBP	6/01/2022	Term	20,947	4,310	46,842
B	Polypipe Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	75,127	18,247	(5,229)
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	5,146,310	62,304	256,545
B	PZ Cussons PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	1,921	600	(299)
B	Qinetiq Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	15,468	6,400	(2,880)
B	Rank Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	31,838	14,473	1,089
B	Redcentric PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	54,453	64,752	(4,162)
A	Redcentric PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	3,158	3,672	(331)
B	Redde PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	115,841	72,679	8,222
A	Redde PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	6,017	3,478	(110)
B	Redrow PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	263,251	46,185	15,007
A	Redrow PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	449	78	20
B	Renishaw PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	78,404	2,132	33,415
B	Restaurant Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	89,878	28,314	(26,740)
A	Restaurant Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	66	21	(16)
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,311,220	9,647	(16,767)
B	Rotork PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	49,837	20,753	15,015
A	Rotork PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	118	49	35
B	RPS Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	50,531	18,360	(11,620)
A	RPS Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	143	53	(29)
B	Rubis SCA	Receive	1-Month LIBOR EUR	6/01/2020	Term	150,570	2,910	28,304
A	Rubis SCA	Receive	1-Month LIBOR EUR	6/01/2022	Term	105	2	18
B	Saga PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	19,306	15,918	(1,631)
B	Sante, Inc.	Receive	1-Month LIBOR EUR	6/01/2020	Term	12,115	200	(735)
B	Sartorius Stedim Biotech	Receive	1-Month LIBOR EUR	6/01/2020	Term	108,532	1,636	12,741
B	Savills PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	136,608	15,098	9,811
A	Scripps Networks Interactive, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,517,708	17,284	(39,926)
B	Senior PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	82,398	29,188	2,680
B	SIG Plc	Receive	1-Month LIBOR GBP	6/01/2020	Term	273,446	177,834	(19,905)
B	Smurfit Kappa Group PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	62,794	2,333	5,126
B	Softcat PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	128,993	29,949	69,159
B	Solutions 30 SE	Receive	1-Month LIBOR GBP	6/01/2020	Term	8,635	281	(95)
B	Sopra Steria Group	Receive	1-Month LIBOR EUR	6/01/2020	Term	103,596	732	16,161
B	Spectris PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	175,322	6,818	14,115
A	Spectris PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	205	8	20
B	SPIE S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	108,716	4,398	(23,026)
B	Spirax-Sarco Engineering PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	70,903	1,272	1,841
B	Sports Direct International PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	210,018	55,586	(9,800)
B	SRP Group S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	14,629	605	(10,831)
B	SSP GROUP PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	69,322	14,160	21,505
B	Staffline Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	23,043	1,824	(7,329)
B	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	62,219	36,467	(12,172)
B	Stallergenes Greer PLC	Receive	1-Month LIBOR EUR	6/01/2020	Term	1,762	48	(284)
B	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	92,674	41,121	27,984
A	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,530	950	1,505
B	SuperDry PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	54,459	3,245	2,077
A	SuperDry PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	47	3	5
B	Synergie S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	49,756	1,135	10,205
A	Synergie S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	2,057	50	630
B	Synthomer PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	40,298	8,088	(2,335)
B	Talktalk Telecom Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	217,816	125,636	(115,434)
A	Talktalk Telecom Group PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	3,214	1,859	(1,656)
B	Tarkett S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	34,168	888	(9,169)
B	Technicolor S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	159,474	45,474	(90,518)
B	Telecom Plus PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	95,461	7,389	(935)
B	Television Francaise 1 S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	30,854	2,500	(2,430)
B	Telford Homes PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	30,666	7,481	(866)
B	Telit Communications PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	147,988	43,341	(99,760)
A	Telit Communications PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	19,894	5,604	(13,938)
B	Thomas Cook Group PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	37,546	31,485	1,002
B	TP ICAP PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	22,659	4,188	(452)
B	Trigano S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	64,496	659	39,241
A	Trigano S.A.	Receive	1-Month LIBOR EUR	6/01/2022	Term	10,580	107	6,247
B	Ubisoft Entertainment S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	198,087	4,059	91,804
B	UDG Healthcare PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	64,439	7,807	1,046
A	United Continental Holdings, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,056,138	15,877	(19,683)
B	Vedanta Resources PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	127,401	17,233	3,710
B	Vesuvius PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	33,131	5,941	2,465
B	Vicat S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	193,665	3,023	5,037
B	Victrex PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	100,718	5,213	54,146
A	Victrex PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	20	1	9
B	Virbac S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	111,884	845	(10,666)
B	Virgin Money Holdings (UK) PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	20,791	7,056	(1,733)
A	Waste Management, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,779,805	20,902	(23,644)
B	Watkins Jones PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	10,972	5,590	993
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,689,454	19,897	(41,611)
B	Wetherspoon PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	44,981	4,389	14,390
B	WH Smith PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	436,324	22,609	36,107
A	WH Smith PLC	Receive	1-Month LIBOR GBP	6/01/2022	Term	1,107	62	234
A	Whitehaven Coal Ltd.	Receive	1-Month LIBOR EUR	6/01/2022	Term	426,852	97,683	(4,324)
B	William Hill PLC	Receive	1-Month LIBOR GBP	6/01/2020	Term	230,884	87,602	77,067
B	Worldline S.A.	Receive	1-Month LIBOR EUR	6/01/2020	Term	86,839	2,467	19,519

						$69,711,317		$2,165,934

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of February 28, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 91.5%
Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	206,000	$701,732
Sihuan Pharmaceutical Holdings Group Ltd.	374,000	135,647

		837,379

Cayman Islands - 1.7%
3SBIO, Inc. (a)(b) (Cost: $16,147; Acquisition Date: 10/31/2017)	9,000	17,003
58.com, Inc. - ADR (a)	100	7,537
Autohome, Inc. - ADR	2,900	226,809
China Medical System Holdings Ltd.	61,000	121,193
China Mengniu Dairy Co., Ltd.	226,000	746,508
Ctrip.com International Ltd. - ADR (a)	700	32,186
ENN Energy Holdings Ltd.	14,000	106,454
JD.com, Inc. - ADR (a)	2,200	103,730
Kingsoft Corp. Ltd.	116,000	377,460
Momo, Inc. - ADR (a)	400	13,220
NetEase, Inc. - ADR	900	264,015
New Oriental Education & Technology Group, Inc. - ADR	600	54,834
SINA Corp. (a)	1,800	210,474
Sino Biopharmaceutical Ltd.	571,000	1,069,887
Vipshop Holdings Ltd. - ADR (a)	13,600	236,504
Want Want China Holdings Ltd.	932,000	782,469
Weibo Corp. - ADR (a)	400	51,408
YY, Inc. - ADR (a)	100	12,933

		4,434,624

China - 6.4%
Agricultural Bank of China Ltd.	866,000	475,824
Anhui Conch Cement Co., Ltd.	195,500	1,038,699
AviChina Industry & Technology Co., Ltd.	357,000	198,893
Bank of China Ltd.	2,301,000	1,237,412
Bank of Communications Co., Ltd.	342,000	271,892
Beijing Capital International Airport Co., Ltd.	162,000	239,298
CGN Power Co., Ltd. (b) (Cost: $6,480; Acquisition Date: 10/31/2017)	22,000	5,897
China Cinda Asset Management Co., Ltd.	502,000	187,259
China Coal Energy Co., Ltd.	236,000	107,332
China Communications Constrcution Co., Ltd.	166,000	184,556
China Construction Bank Corp.	880,000	902,276
China Merchants Bank Co., Ltd.	119,000	496,125
China National Building Material Co., Ltd.	548,000	537,648
China Pacific Insurance Group Co., Ltd.	7,000	34,052
China Petroleum & Chemical Corp.	454,000	360,327
China Railway Construction Corp. Ltd.	16,500	17,658
China Railway Group Ltd.	135,000	97,559
China Shenhua Energy Co., Ltd.	70,500	199,536
China Southern Airlines Co., Ltd.	286,000	382,628
China Vanke Co., Ltd.	60,100	266,649
CNOOC Ltd.	1,197,000	1,708,292
Fuyao Glass Industry Group Co., Ltd. (b) (Cost: $435,071; Original Acquisition Date: 07/25/2017)	128,800	514,102
Great Wall Motor Co., Ltd.	265,500	310,586
Guangzhou Automobile Group Co., Ltd.	218,000	479,371
Huaneng Power International, Inc.	20,000	12,245
Industrial & Commercial Bank of China Ltd.	66,000	56,268
Jiangsu Expressway Co., Ltd.	190,000	294,236
Jiangxi Copper Co., Ltd.	228,000	357,230
PetroChina Co., Ltd.	366,000	253,849
PICC Property & Casualty Co., Ltd.	288,000	564,876
Ping An Insurance Group Co. of China Ltd.	121,000	1,274,530
Shanghai Fosun Pharmaceutical Group Co., Ltd.	42,000	243,087
Sinopec Shanghai Petrochemical Co., Ltd.	1,006,000	599,318
Sinopharm Group Co., Ltd.	84,400	369,785
The People’s Insurance Co. Group of China Ltd.	433,000	231,828

Tsingtao Brewery Co., Ltd.	134,000	732,407
Weichai Power Co., Ltd.	232,000	258,633
Yanzhou Coal Mining Co., Ltd.	234,000	346,234
Zhejiang Expressway Co., Ltd.	136,000	147,861
Zhuzhou CRRC Times Electric Co., Ltd.	62,400	336,511
Zijin Mining Group Co., Ltd.	436,000	198,833
ZTE Corp. (a)	24,800	86,371

		16,617,973

Curacao - 3.1%
Schlumberger Ltd.	122,197	8,021,011

Hong Kong - 6.5%
Air China Ltd.	586,000	884,558
Aluminum Corp of China Ltd. (a)	230,000	136,724
ANTA Sports Products Ltd.	85,000	418,201
Beijing Enterprises Holdings Ltd.	25,500	141,283
China CITIC Bank Corp. Ltd.	523,000	378,193
China Communications Services Corp. Ltd.	132,000	78,033
China Mobile Ltd.	290,500	2,705,435
China Overseas Land & Investment Ltd.	82,000	284,913
China Resources Beer Holdings Co., Ltd.	220,000	847,285
China Resources Gas Group Ltd.	94,000	314,682
China Taiping Insurance Holdings Co., Ltd.	141,400	539,723
China Telecom Corp. Ltd.	1,136,000	495,313
China Unicom Hong Kong Ltd. (a)	48,000	61,763
CITIC Ltd.	312,000	451,595
Country Garden Holdings Co., Ltd.	153,000	271,724
CRRC Corp., Ltd.	615,000	558,229
CSPC Pharmaceutical Group Ltd.	134,000	305,817
Dongfeng Motor Group Co., Ltd.	430,000	540,366
Fosun International Ltd.	46,500	101,371
Geely Automobile Holdings Ltd.	241,000	773,265
GOME Electrical Appliances Holding Ltd.	2,890,000	337,158
Guangdong Investment Ltd.	132,000	201,255
Haitian International Holdings Ltd.	103,000	315,216
Hengan International Group Co., Ltd.	19,000	185,234
Kunlun Energy Co., Ltd.	208,000	194,937
Lenovo Group Ltd.	940,000	487,803
Longfor Properties Co., Ltd.	62,500	179,460
Minth Group Ltd.	14,000	82,157
New China Life Insurance Co., Ltd.	9,300	55,195
Nine Dragons Paper Holdings Ltd.	168,000	298,929
Shandong Weigao Group Medical Polymer Co., Ltd.	184,000	125,467
Shanghai Industrial Holdings Ltd.	46,000	128,041
Shanghai Pharmaceuticals Holding Co., Ltd.	146,500	366,653
Shenzhou International Group Holdings Ltd.	35,000	343,676
Sino-Ocean Group Holding Ltd.	389,500	274,400
Sun Art Retail Group Ltd.	1,074,000	1,418,048
Sunac China Holdings Ltd.	52,000	187,454
Tingyi Cayman Islands Holding Corp.	564,000	1,184,804
TravelSky Technology Ltd.	116,000	366,745

		17,021,105

Mexico - 0.3%
America Movil S.A.B de C.V.	124,500	114,457
Arca Continental S.A.B de C.V.	7,900	54,892
Cemex S.A.B de C.V. (a)	3,900	2,574
Coca-Cola Femsa S.A.B de C.V.	60,980	410,768
Gentera S.A.B de C.V.	15,700	12,835
Grupo Aeroportuario del Pacifico S.A.B de C.V.	3,900	37,654
Grupo Aeroportuario del Sureste S.A.B de C.V.	545	9,655
Grupo Financiero Banorte S.A.B de C.V.	1,100	6,594
Grupo Televisa S.A.B (a)	5,600	19,102
Infraestructura Energetica Nova S.A.B de C.V.	2,200	10,387
Mexichem S.A.B de C.V.	2,800	7,825
Wal-Mart de Mexico S.A.B de C.V.	38,400	89,875

		776,618

Russian Federation - 0.1%
Mobil’nye Tlesistemy PAO - ADR	13,100	156,676

Singapore - 2.0%
Broadcom Ltd.	20,937	5,160,133

South Africa - 3.0%
Anglo American Platinum Ltd. (a)	637	19,757
AngloGold Ashanti Ltd.	4,087	37,084
Bid Corp. Ltd.	20,031	457,160
Capitec Bank Holdings Ltd.	510	35,787
Imperial Holdings Ltd.	12,525	262,459
Investec Ltd.	527	4,580
Massmart Holdings Ltd.	36,501	504,414
Mondi Ltd.	19,913	520,089
Mr. Price Group Ltd.	20,847	496,967
Netcare Ltd.	9,270	20,043
Pick n Pay Stores Ltd.	59,103	364,127
Pioneer Foods Group Ltd.	5,943	66,264
PSG Group Ltd.	600	11,065
Rand Merchant Investment Holdings Ltd.	11,170	42,298
RMB Holdings Ltd.	41,808	306,808
Sanlam Ltd.	64,163	489,300
Sappi Ltd.	37,561	243,957
Shoprite Holdings Ltd.	21,047	461,076
Standard Bank Group Ltd.	62,686	1,149,561
Telkom SA SOC Ltd.	5,071	22,086
The Bidvest Group Ltd.	23,904	452,663
The Foschini Group Ltd.	13,248	240,949
The SPAR Group Ltd.	23,409	433,892
Tiger Brands Ltd.	6,926	250,513
Truworths International Ltd.	40,073	341,045
Vodacom Group Ltd.	19,858	272,700
Woolworths Holdings Ltd.	92,870	511,828

		8,018,472

United States - 68.1%
Affiliated Managers Group, Inc.	4,995	945,853
Aflac, Inc.	17,080	1,518,070
Align Technology, Inc. (a)	9,000	2,362,680
Allstate Corp.	14,431	1,331,404
Alphabet, Inc. - Class A (a)	7,184	7,930,561
Amazon.com, Inc. (a)	4,922	7,444,279
Apple, Inc.	44,894	7,996,519
Arrow Electronics, Inc. (a)	12,297	1,003,189
AT&T, Inc.	40,000	1,452,000
Automatic Data Processing, Inc.	42,500	4,901,100
Bank of America Corp.	170,000	5,457,000
Berkshire Hathaway, Inc. (a)	7,004	1,451,229
Best Buy Co., Inc.	7,071	512,223
Biogen, Inc. (a)	7,500	2,167,425
Boeing Co.	4,273	1,547,723
CA, Inc.	30,357	1,065,531
CBRE Group, Inc. (a)	23,825	1,113,819
Chevron Corp.	13,516	1,512,711
Church & Dwight Co., Inc.	15,371	756,100
Cincinnati Financial Corp.	11,730	874,941
Cisco Systems, Inc.	36,408	1,630,350
Citigroup, Inc.	66,365	5,009,894
Colgate-Palmolive Co.	31,000	2,138,070
CVS Health Corp.	38,500	2,607,605
Dell Technologies, Inc. - Class V (a)	10,999	817,116
Dollar General Corp.	25,000	2,364,750
Dover Corp.	45,719	4,576,472
Duke Energy Corp.	10,116	762,140
Exelixis, Inc. (a)	35,353	912,107
Express Scripts Holding Co. (a)	10,803	815,086
Exxon Mobil Corp.	40,045	3,033,008
Facebook, Inc. (a)	41,348	7,373,175
Fidelity National Financial, Inc.	27,283	1,089,410

FLIR Systems, Inc.	24,209	1,188,662
Fortune Brands Home & Security, Inc.	17,292	1,048,933
Gilead Sciences, Inc.	71,785	5,651,633
Home Depot, Inc.	10,000	1,822,700
HP, Inc.	54,182	1,267,317
Intel Corp.	78,391	3,863,892
Intercontinental Exchange, Inc.	59,500	4,348,260
International Business Machines Corp.	18,420	2,870,389
Johnson & Johnson	26,960	3,501,565
Kohl’s Corp.	4,910	324,502
L3 Technologies, Inc.	18,544	3,848,807
Lear Corp.	6,917	1,290,505
Leidos Holdings, Inc.	15,755	997,449
Lincoln National Corp.	13,834	1,053,736
LKQ Corp. (a)	29,204	1,152,974
ManpowerGroup, Inc.	8,838	1,046,950
Microsoft Corp.	58,526	5,487,983
Monsanto Co.	9,035	1,114,648
Morgan Stanley	27,100	1,518,142
Oracle Corp.	29,839	1,511,942
PepsiCo., Inc.	13,701	1,503,411
Pfizer, Inc.	40,344	1,464,891
PG&E Corp.	70,000	2,876,300
Pinnacle West Capital Corp.	13,065	1,005,482
Praxair, Inc.	21,000	3,144,750
Procter & Gamble Co.	46,892	3,681,960
Raytheon Co.	16,500	3,588,915
Robert Half International, Inc.	21,135	1,206,174
Rockwell Collins, Inc.	28,714	3,954,492
Scripps Networks Interactive, Inc.	51,446	4,622,938
Stryker Corp.	18,000	2,918,880
Torchmark Corp.	12,681	1,082,577
UGI Corp.	19,982	861,024
United Continental Holdings, Inc. (a)	47,259	3,203,688
Universal Health Services, Inc.	10,375	1,184,825
Walt Disney Co.	38,396	3,960,931
Waste Management, Inc.	10,214	881,672
Western Digital Corp.	59,223	5,154,770
Yum China Holdings, Inc.	8,400	363,888

		178,046,097

TOTAL COMMON STOCKS (Cost $229,827,310)		239,090,088

REAL ESTATE INVESTMENT TRUSTS - 1.8%
United States - 1.8%
Park Hotels & Resorts, Inc.	33,047	858,891
Public Storage PSA	12,500	2,430,500
Simon Property Group, Inc.	8,960	1,375,450

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,071,881)		4,664,841

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.26% (c)	876,941	876,941
First American Government Obligations Fund - Class Z - 1.24% (c)	876,940	876,940
First American Treasury Obligations Fund - Class Z - 1.25% (c)	876,940	876,940
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.25% (c)	876,940	876,940
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.29% (c)	876,940	876,940

TOTAL SHORT-TERM INVESTMENTS (Cost $4,384,701)		4,384,701

TOTAL INVESTMENTS (Cost $239,283,892) - 95.0%		248,139,630

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		13,195,585

TOTAL NET ASSETS - 100.0%		$261,335,215

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-income producing security.

(b)	Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities as of February 28, 2018 was $537,002, which represents 0.2% of net assets.
(c)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		VALUE/
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	AMOUNT	APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, March 2018 Settlement	2,118	$125,279,700	$5,421,333
SGX Nifty 50 Index, March 2018 Settlement	637	13,401,206	150,204

TOTAL FUTURES CONTRACTS PURCHASED		$138,680,906	$5,571,537

The accompanying footnotes are an integral part of the Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY (a)	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED DEPRECIATION
B	04/19/2018	Indian Rupee	258,636,000	U.S. Dollars	4,014,529	$(68,423)
B	05/14/2018	Indian Rupee	452,403,000	U.S. Dollars	6,946,154	(62,097)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(130,520)

(a)	See Note 1.

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps

COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	ACER, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	$211,947	430,000	$147,695
A	Advanced Semiconductor Engineering, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	450,936	357,000	34,761
A	Advantch Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	52,844	7,000	(1,368)
A	Affiliated Managers Group, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	950,299	4,995	4,446
A	Aflac, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,512,092	17,080	(5,800)
A	Align Technology, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,217,060	9,000	(144,114)
A	Allstate Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,339,197	14,431	7,951
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/21/2018	Term	4,827,150	4,500	(137,211)
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	3/23/2018	Term	968,422	884	24,462
A	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/03/2018	Term	2,011,518	1,800	(7,058)
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,337,415	2,300	(138,953)
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,518,017	1,022	(752)
A	Amazon.com, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	2,419,168	1,600	(27,528)
A	Ambev S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	72,119	12,000	9,688
A	Amorepacific Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	195,502	771	2,867
A	Amorepacific Corp. - Preferred Shares	Receive	1-Month LIBOR USD	6/01/2022	Term	39,341	245	(5,213)
A	Amorepacific Group	Receive	1-Month LIBOR USD	6/01/2022	Term	403,645	3,461	(6,087)
A	Apple, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,510,550	15,000	5,810
A	Apple, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,444,688	8,375	(159,544)
A	Apple, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,838,774	21,519	(46,897)
A	Arrow Electronics, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,012,781	12,297	9,592
A	Asia Cement Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,740	2,000	232
A	Asustek Computer, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	493,598	56,000	44,042
A	AT&T, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	1,456,400	40,000	5,389
A	AU Optronics Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	148,566	377,000	18,796
A	Automatic Data Processing, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,790,175	42,500	(107,671)
A	Banco Bradesco S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	63,862	6,600	11,886
A	Banco Santander Brasil S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	16,124	2,000	7,233
A	Bank Financial Group, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	128,359	12,400	(13,304)
A	Bank of America Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	5,440,000	170,000	(45,150)
A	Berkshire Hathaway, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,405,913	7,004	5,438
A	Best Buy Co., Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	517,456	7,071	(116,123)
A	BGF Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	318,562	2,054	7,544
A	BGF Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	160,813	3,833	54,684
A	Biogen, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,220,600	7,500	(111)
A	Boeing Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,520,846	4,273	(26,698)
A	Braskem SA	Receive	1-Month LIBOR USD	6/01/2022	Term	30,733	2,600	7,115
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,334,050	17,500	23,944
A	Broadcom Ltd.	Pay	1-Month LIBOR USD	3/23/2018	Term	855,435	3,437	8,692
A	Bumrungrad Hospital PLC	Receive	1-Month LIBOR USD	6/01/2022	Term	29,810	4,700	731
A	CA, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,070,084	30,357	4,554
A	Catcher Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	429,745	35,000	(1,147)
A	Cathay Financial Holding Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	324,466	201,000	46,774
A	CBRE Group, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,121,443	23,825	7,624
A	CCR S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	15,725	3,000	(3,735)
A	Celltrion, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,998	20	4,574
A	Chang Hwa Commercial Bank Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	647,325	1,187,350	31,518
A	Cheil Worldwide, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	487,908	28,413	11,953
A	Cheng Shin Rubber Industry Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	48,438	24,000	(7,799)
A	Chevron Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,485,273	13,516	(27,262)
A	Chicony Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	403,576	161,000	(11,813)
A	China Steel Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	55,849	68,000	(252)
A	Chunghwa Telecom Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	480,213	141,000	43,157
A	Church & Dwight Co., Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	760,403	15,371	4,304
A	Cia Brasileira de Distribuicao	Receive	1-Month LIBOR USD	6/01/2022	Term	4,267	200	(83)
A	Cia de Saneamento Basico de Estado de Sao Paulo	Receive	1-Month LIBOR USD	6/01/2022	Term	255,686	24,500	25,700
A	Cincinnati Financial Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	890,072	11,730	15,132
A	Cisco Systems, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,563,360	36,408	(66,807)
A	Citigroup, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,602,600	60,000	76,327
A	Citigroup, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	488,959	6,365	8,660
A	CJ Cheiljedang Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	172,029	535	(6,147)
A	CJ Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	458,227	2,844	(23,643)
A	CJ E&M Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	76,261	1,145	14,040
A	Colgate-Palmolive Co.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,158,220	31,000	21,616
A	Compal Electronics, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	506,065	717,000	(18,002)
A	Cosan SA Industria e Comercio	Receive	1-Month LIBOR USD	6/01/2022	Term	5,561	500	1,050
A	Coway Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	304,511	3,594	(16,807)
A	CP ALL PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	203,164	95,000	49,632
A	CPFL Energia S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	157,510	18,500	(22,053)
A	CTBC Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,906	3,000	262
A	CVS Health Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,686,915	38,500	81,135
A	Daelim Industrial Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	63,426	826	(6,990)
A	Daewoo Engineering & Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	125,700	20,932	(25,639)
A	Dell Technologies, Inc. - Class V	Pay	1-Month LIBOR USD	3/23/2018	Term	767,620	10,999	(17,181)
A	Delta Electronics Thailand PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	178,483	70,200	(49,190)
A	Delta Electronics, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	505,386	94,000	(64,044)
A	Dollar General Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,416,750	25,000	(28,574)
A	Dongbu Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	325,546	4,682	53,642
A	Dongsuh Companies, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	43,568	1,800	3,281
A	Doosan Bobcat, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	283,157	8,983	(343)
A	Doosan Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	76,025	4,348	(15,169)
A	Dover Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,117,197	41,300	(35,624)
A	Dover Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	447,247	4,419	5,083
A	Duke Energy Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	775,897	10,116	14,066
A	E.Sun Financial Holding Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,916	3,222	237
A	Eclat Textile Company Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	23,067	2,000	(1,956)
A	EDP - Energias do Brasil S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	236,103	51,100	(27,720)
A	E-Mart, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	469,144	2,189	143,741
A	Engie Brasil Energia S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	112,906	10,000	10,311
A	Eva Airways Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	51,216	108,150	4,299
A	Evergreen Marine Corp. Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	33,729	59,035	(2,893)
A	Exelixis, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	958,420	35,353	46,312
A	Express Scripts Holding Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	812,710	10,803	(2,054)
A	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,293,034	17,045	40,480
A	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,782,500	23,000	2,198
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,936,800	27,500	36,354
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	958,099	5,402	5,837
A	Facebook, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,511,750	8,446	(4,805)
A	Far Eastern New Century Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	155,685	192,000	13,086
A	Far Eastone Telecomm Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	456,489	189,000	16,884
A	Feng Tay Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	304,788	67,000	10,405
A	Fidelity National Financial, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,097,595	27,283	(1,453)
A	FLIR Systems, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,187,209	24,209	8,185
A	Formosa Chemicals & Fibre Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	407,766	134,000	85,205
A	Formosa Petrochemical Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,104,489	318,000	156,595
A	Formosa Plastics Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	30,188	10,000	4,880
A	Formosa Teffeta Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	68,734	69,000	5,910
A	Fortune Brands home & Security, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,081,096	17,292	32,163
A	FOXCONN Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	21,125	7,000	(2,372)
A	Giant Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	310,271	61,000	10,757
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,909,200	60,000	188,735
A	Gilead Sciences, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	951,050	11,785	23,594
A	Glow Energy Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	215,374	85,400	12,238
A	GS Engineering & Construction Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	31,146	1,207	1,225

A	GS Holdings Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	221,744	3,491	(7,185)
A	GS Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	534,584	13,656	(80,532)
A	Hana Financial Group, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	617,707	13,769	9,211
A	Hankook Tire Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	521,927	9,296	(17,450)
A	Hanon Systems	Receive	1-Month LIBOR USD	6/01/2022	Term	367,572	35,239	39,413
A	Hanssem Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	41,454	300	(37)
A	Hanwha Chemical Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	134,767	4,446	820
A	Hanwha Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	316,318	7,458	(12,144)
A	Hanwha Life Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	277,010	41,281	(17,486)
A	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,849,800	10,000	27,100
A	Home Product Center Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	21,309	71,300	11,392
A	Hon Hai Precision Industry Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,685,999	439,000	(381,244)
A	Hotai Motor Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	12,168	1,000	(1,173)
A	Hotel Shilla Co., Ltd	Receive	1-Month LIBOR USD	6/01/2022	Term	487,893	8,051	116,729
A	HP, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,274,361	54,182	7,044
A	HTC Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	47,297	21,000	(3,976)
A	Hua Nan Financail Holdings Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,758	3,150	134
A	Hyosung Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	107,235	727	(19,444)
A	Hypermarcas S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	461,926	50,900	86,498
A	Hyundai Department Store Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	480,051	5,579	(11,716)
A	Hyundai Development Co-Engineering & Construction	Receive	1-Month LIBOR USD	6/01/2022	Term	306,451	8,274	(15,934)
A	Hyundai Engineering & Construction Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	680,854	17,641	(54,743)
A	Hyundai Glovis Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	444,548	3,164	(25,580)
A	Hyundai Heavy Industries	Receive	1-Month LIBOR USD	6/01/2022	Term	769,063	5,525	(112,202)
A	Hyundai Marine & Fire Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	300,267	7,465	(12,541)
A	Hyundai Mobis Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	822,172	3,762	(30,055)
A	Hyundai Motor Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	92,099	707	13,674
A	Hyundai Motor Co., Ltd. - PRF	Receive	1-Month LIBOR USD	6/01/2022	Term	4,013	43	(412)
A	Hyundai Robotics Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	321,119	800	4,753
A	Hyundai Steel Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	187,840	3,516	(14,952)
A	Indorama Ventrues Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	120,232	104,300	57,471
A	ING Life Insurance Korea Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	48,801	1,000	(44)
A	Innolux Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	528,611	1,103,000	(43,999)
A	Intel Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,547,628	33,791	27,652
A	Intel Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	2,225,986	44,600	(117,748)
A	Intercontinental Exchange, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,228,665	59,500	(116,722)
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,487,771	9,526	3,925
A	International Business Machines Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,362,383	8,894	(23,409)
A	Inventec Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	96,222	121,000	(652)
A	IRPC Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	242,677	933,600	(280)
A	Itau Unibanco Holding S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	41,110	1,100	4,650
A	Itausa - Investimentos Itau S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	6,637	2,300	3,181
A	JBS S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	131,360	53,200	29,547
A	Johnson & Johnson	Pay	1-Month LIBOR USD	3/21/2018	Term	2,593,400	20,000	(19,238)
A	Johnson & Johnson	Pay	1-Month LIBOR USD	4/03/2018	Term	916,423	6,960	12,458
A	Kakao Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	2,035	21	408
A	Kangwon Land, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	182,766	5,760	(27,105)
A	Kasikornbank Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	711,391	118,400	152,296
A	KCE Electronics Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	100,575	38,400	(15,315)
A	KEPCO Plant Service & Engineering Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	278,165	6,859	(22,025)
A	Kia Motors Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	763,524	23,772	(3,967)
A	Kohl’s Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	322,145	4,910	(2,229)
A	Korea Electric Power Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	273,915	7,032	(51,641)
A	Korea Gas Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	105,082	2,505	(192)
A	Korea Zinc Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	571,259	1,288	37,875
A	Korean Air Lines Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	75,215	2,375	(4,384)
A	Kroton Educacional S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	99,163	19,900	(3,858)
A	Krung Thai Bank PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	128,689	233,300	19,983
A	KT&G Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	702,921	7,296	(24,716)
A	KUMHO Petrochemical Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	92,854	1,100	(1,433)
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,239,500	15,500	9,841
A	L3 Technologies, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	648,037	3,044	16,512
A	Lear Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,302,955	6,917	12,451
A	Leidos Holdings, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,027,541	15,755	30,092
A	LG Chem Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	750,232	2,360	84,903
A	LG Chem Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	20,735	89	(2,954)
A	LG Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	607,457	8,380	61,209
A	LG Display Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	467,967	16,931	(1,384)
A	LG Electronics, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	712,450	10,841	279,760
A	LG Household & Health Care Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	407,698	435	31,027
A	LG Household & Health Care Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	84,590	155	3,386
A	LG Innotek Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	231,016	1,562	(44,356)
A	LG Uplus Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	600,058	43,066	(94,811)
A	Lincoln National Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,082,095	13,834	28,360
A	Lite-on Technology Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	439,272	285,000	(25,620)
A	LKQ Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,148,593	29,204	(4,381)
A	LOJAS RENNER S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	69,726	7,300	7,423
A	Lotte Chemcial Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	453,533	1,267	83,922
A	Lotte Confectionery Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	47,617	241	(9,454)
A	Lotte Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	177,906	3,429	18,916
A	Lotte Shopping Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	426,201	1,954	(50,096)
A	M Dias Branco S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	173,126	10,900	27,283
A	ManpowerGroup, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,061,444	8,838	14,494
A	MediaTek, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	108,717	12,000	13,635
A	Medy-Tox, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	2,210	4	(14)
A	Mega Financial Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	742,450	915,000	40,756
A	Merida Industry Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	143,061	32,000	(3,847)
A	Microsoft Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,526,479	16,641	18,011
A	Microsoft Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	3,945,567	41,885	(33,768)
A	Micro-Star International Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	380,143	153,000	73,847
A	Monsanto Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	1,091,338	9,035	(22,877)
A	Morgan Stanley	Pay	1-Month LIBOR USD	3/29/2018	Term	1,486,706	27,100	(31,261)
A	Nan Ya Plastics Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	516,193	207,000	49,099
A	Natura Cosmeticos S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	339,980	42,300	105,564
A	Naver Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	111,191	150	(1,389)
A	NCSoft Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	146,809	431	2,319
A	NETMarble GAMES Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	40,899	300	(36)
A	NH Investment & Securities Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	31,157	2,521	2,297
A	Nien Made Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	92,757	8,000	(13,929)
A	Novatek Microelectronics Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	366,085	99,000	58,491
A	OCI Co. Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	85,154	803	36,240
A	Odontoprev S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	106,814	26,100	16,852
A	Oracle Corp.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,479,716	29,839	(32,052)
A	Orion Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	96,592	1,245	27,052
A	Ottogi Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	302,631	437	(18,650)
A	P G & E Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,735,600	70,000	(138,842)
A	Park Hotels & Resorts, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	867,484	33,047	8,592
A	Pegatron Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	707,223	226,000	(122,358)
A	PepsiCo., Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,496,971	13,701	(6,263)
A	Petroleo Brasil ADR	Receive	1-Month LIBOR USD	6/01/2022	Term	364,704	84,400	233,132
A	Pfizer, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,441,895	40,344	(22,826)
A	Pinnacle West Capital Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,018,286	13,065	12,804
A	Porto Seguro S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	494,586	46,400	163,787
A	Posco ADR	Receive	1-Month LIBOR USD	6/01/2022	Term	908,862	2,989	80,486
A	Posco Daewoo Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	95,843	4,755	(6,691)
A	Pou Chen Corporation	Receive	1-Month LIBOR USD	6/01/2022	Term	294,994	220,000	(21,785)

A	Praxair, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,256,470	21,000	113,932
A	President Chain Store Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	624,172	72,000	101,808
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/23/2018	Term	2,514,757	30,445	125,215
A	Procter & Gamble Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,329,575	16,447	38,314
A	PTT Exploration and Production PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	288,398	102,900	91,759
A	PTT Global Chemical PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	455,949	196,500	164,876
A	PTT PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	1,118,751	89,000	483,372
A	Public Storage PSA	Pay	1-Month LIBOR USD	3/21/2018	Term	2,334,750	12,500	(94,164)
A	Qualicorp S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	188,519	17,900	(27,219)
A	Quanta Computer, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	601,284	254,000	(88,917)
A	RAIA Drogasil S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	65,919	3,000	5,390
A	Raytheon Co.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,507,570	16,500	(78,962)
A	RealTek Semiconductor Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	349,650	94,000	29,903
A	Robert Half International, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,213,783	21,135	7,609
A	Robinson Public Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	130,872	81,000	40,544
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,226,560	24,000	(76,528)
A	Rockwell Collins, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	640,727	4,714	(8,231)
A	S-1 Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	502,436	5,953	29,890
A	Samsung C&T Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	91,933	779	339
A	Samsung Electronics Co. - Preference Shares	Receive	1-Month LIBOR USD	6/01/2022	Term	62,631	36	114,181
A	Samsung Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	7,485,596	3,503	3,480
A	Samsung Fire & Marine Insurance	Receive	1-Month LIBOR USD	6/01/2022	Term	591,930	2,295	29,205
A	Samsung Heavy Industries Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	143,080	17,800	(3,301)
A	Samsung Life Insurance Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	337,152	3,123	14,645
A	Samsung SDS Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	797,992	4,894	270,155
A	Schlumberger Ltd.	Pay	1-Month LIBOR USD	4/03/2018	Term	8,176,201	122,197	155,190
A	Scripps Networks Interactive, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	3,765,940	43,000	(110,915)
A	Scripps Networks Interactive, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	741,643	8,446	(17,020)
A	Shinhan Financial Group Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	26,470	560	(1,843)
A	Siam Cement PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	667,102	44,400	20,688
A	Siam Commercial Bank PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	370,053	81,700	15,523
A	Siliconware Precision Industries ADR	Receive	1-Month LIBOR USD	6/01/2022	Term	129,895	82,000	11,681
A	Simon Property Group, Inc.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,380,109	8,960	4,822
A	Sinopec Financial Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	270,268	892,170	43,431
A	SK Holdings Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	386,872	1,572	26,003
A	SK Hynix, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	1,297,949	20,789	169,510
A	SK Innovation Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	811,368	5,000	142,816
A	SK Telecom	Receive	1-Month LIBOR USD	6/01/2022	Term	902,759	3,835	(43,847)
A	S-Oil Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	7,960	81	1,389
A	Standard Foods Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	55,774	21,840	(4,228)
A	Stryker Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,812,320	18,000	(104,649)
A	Suzano Papel E Celulose S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	25,027	1,800	4,350
A	Synnex Technology International Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	354,226	318,000	71,517
A	Taiwan Cement Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	131,171	115,000	13,140
A	Taiwan Fertilizer Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	2,737	2,000	8
A	Taiwan Mobile Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	220,021	62,000	5,553
A	Taiwan Semiconductor Manufacturing Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	56,562	8,000	10,092
A	Teco Electric & Machinery Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	348,858	375,000	(12,754)
A	Thai Oil PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	341,330	124,400	80,175
A	Thai Union Group PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	51,927	81,000	(60)
A	Tim Participacoes S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	244,186	71,600	65,567
A	TMB Bank PCL	Receive	1-Month LIBOR USD	6/01/2022	Term	31,287	439,500	10,258
A	Torchmark Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,103,120	12,681	20,543
A	Transcend Information, Inc.	Receive	1-Month LIBOR USD	6/01/2022	Term	326,515	110,000	(11,042)
A	UGI Corp.	Pay	1-Month LIBOR USD	4/03/2018	Term	867,219	19,982	6,194
A	Ultrapar Participacoes S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	332,717	14,300	(909)
A	Uni-President Enterprises Co.	Receive	1-Month LIBOR USD	6/01/2022	Term	549,230	279,000	110,931
A	United Continental Holdings, Inc.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,594,360	39,500	(81,582)
A	United Continental Holdings, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	516,129	7,759	(9,649)
A	Universal Health Services, Inc.	Pay	1-Month LIBOR USD	4/03/2018	Term	1,220,100	10,375	34,238
A	Vale S.A.	Receive	1-Month LIBOR USD	6/01/2022	Term	431,170	42,673	168,971
A	Walt Disney Co.	Pay	1-Month LIBOR USD	3/21/2018	Term	2,615,000	25,000	37,777
A	Walt Disney Co.	Pay	1-Month LIBOR USD	3/29/2018	Term	1,409,795	13,396	28,030
A	Waste Management, Inc.	Pay	1-Month LIBOR USD	3/23/2018	Term	869,722	10,214	(11,605)
A	WEG SA	Receive	1-Month LIBOR USD	6/01/2022	Term	88,847	14,800	17,360
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/21/2018	Term	4,124,835	49,500	(180,843)
A	Western Digital Corp.	Pay	1-Month LIBOR USD	3/23/2018	Term	825,580	9,723	(20,382)
A	Wistron Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	416,426	442,484	(43,078)
A	WPG Holdings Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	275,960	211,000	(5,741)
A	Yuhan Corp.	Receive	1-Month LIBOR USD	6/01/2022	Term	264,659	1,342	(6,844)
A	Yulon Motor Co., Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	84,171	98,000	(6,628)
A	Zhen Ding Technology Holding Ltd.	Receive	1-Month LIBOR USD	6/01/2022	Term	95,237	41,000	(6,552)

						$259,382,887		$2,539,805

Swaps on Futures
COUNTERPARTY (a)	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
A	RTS Index Future - March 2018 Expiration	Receive	N/A	3/15/2018	Term	$4,475,789	1,949	$549,512

						$4,475,789		$549,512

(a)	See Note 1.
(b)	The swaps accrue financing fees according to the relevant base financing rate, which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of the Schedule of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Elements Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Report Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of August 31, 2017, the Elements Portfolios have implemented the new rules, forms and amendments.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (“the 1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Elements Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Elements Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Elements Portfolios’ investments as of February 28, 2018.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$900,053,164	$—	$—	$900,053,164
Real Estate Investment Trusts	1,627,205	—	—	1,627,205
Money Market Funds	32,168,025	—	—	32,168,025
Investments Purchased with the Cash Proceeds from Securities Lending	19,822,312	—	—	19,822,312

Total Assets	$953,670,706	$—	$—	$953,670,706

Other Financial Instruments*
Unrealized appreciation on futures contracts	$910,744	$—	$—	$910,744
Unrealized appreciation on swap contracts	—	4,638,760	—	4,638,760
Unrealized depreciation on swap contracts	—	(253,920)	—	(253,920)

Total	$910,744	$4,384,840	$—	$5,295,584

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$525,918,976	$—	$—	$525,918,976
Contingent Value Rights	—	2,279	—	2,279
Real Estate Investment Trusts	1,107,277	—	—	1,107,277
Money Market Funds	6,178,997	—	—	6,178,997
Investments Purchased with the Cash Proceeds from Securities Lending	26,381,828	—	—	26,381,828

Total Assets	$559,587,078	$2,279	$—	$559,589,357

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(1,239,875)	$—	$—	$(1,239,875)
Unrealized appreciation on swap contracts	—	941,672	—	941,672
Unrealized depreciation on swap contracts	—	(461,320)	—	(461,320)

Total	$(1,239,875)	$480,352	$—	$(759,523)

Elements International Portfolio(1)
Assets
Common Stocks	$182,688,083	$360,445,992	$—	$543,134,075
Preferred Stocks	—	804,578	—	804,578
Real Estate Investment Trusts	1,820,481	—	—	1,820,481
Money Market Funds	17,255,563	—	—	17,255,563

Total Assets	$201,764,127	$361,250,570	$—	$563,014,697

Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,792,080	$—	$—	$1,792,080
Unrealized depreciation on futures contracts	(222,204)	—	—	(222,204)
Unrealized appreciation on swap contracts	—	9,371,645	—	9,371,645
Unrealized depreciation on swap contracts	—	(6,353,115)	—	(6,353,115)

Total	$1,569,876	$3,018,530	$—	$4,588,406

Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$70,994,573	$132,632,438	$—	$203,627,011
Preferred Stocks	33,881	159,772	—	193,653
Real Estate Investment Trusts	—	24,845	—	24,845
Money Market Funds	5,607,384	—	—	5,607,384

Total Assets	$76,635,838	$132,817,055	$—	$209,452,893

Liabilities
Rights	$(6)	$—	$—	$(6)

Total Liabilities	$(6)	$—	$—	$(6)

Other Financial Instruments*
Unrealized appreciation on futures contracts	$527,442	$—	$—	$527,442
Unrealized appreciation on swap contracts	—	4,614,655	—	4,614,655
Unrealized depreciation on swap contracts	—	(2,444,479)	—	(2,444,479)

Total	$527,442	$2,170,176	$—	$2,697,618

Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$198,780,853	$40,309,235	$—	$239,090,088
Real Estate Investment Trusts	4,664,841	—	—	4,664,841
Money Market Funds	4,384,701	—	—	4,384,701

Total Assets	$207,830,395	$40,309,235	$—	$248,139,630

Other Financial Instruments*
Unrealized appreciation on futures contracts	$5,571,537	$—	$—	$5,571,537
Unrealized appreciation on swap contracts	—	7,653,561	—	7,653,561
Unrealized depreciation on swap contracts	—	(4,546,039)	—	(4,546,039)
Unrealized depreciation on forward currency contracts	—	(130,520)	—	(130,520)

Total	$5,571,537	$2,977,002	$—	$8,548,539

*	Other financial instruments are derivatives, such as futures contracts, swap contracts and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Elements Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended February 28, 2018, the Elements Portfolios did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Derivative Transactions – All of the Elements Portfolios engaged in futures and swap transactions and the Elements Emerging Markets Portfolio engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ended February 28, 2018.

Futures Contracts – All of the Elements Portfolios may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Elements Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts during the period ended February 28, 2018, were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Long futures contracts
Equity index contracts	$47,909,626	$40,426,311	$78,334,252	$39,319,243	$129,366,185

Total long futures contracts	$47,909,626	$40,426,311	$78,334,252	$39,319,243	$129,366,185

Total Return Swaps – All of the Elements Portfolios may enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Elements Portfolios use swaps for speculative purposes based on performance of the underlying reference instrument.

The average notional amount of total return swaps held during the period ended February 28, 2018 were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Swaps
Equity contracts	$37,596,572	$15,783,282	$122,593,175	$33,124,709	$111,730,248

Total swaps	$37,596,572	$15,783,282	$122,593,175	$33,124,709	$111,730,248

Forward Currency Contracts – All of the Elements Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended February 28, 2018 was $11,792,566 for long contracts and $1,585,598 for short contracts for the Elements Emerging Markets Portfolio.

The tables below reflect the values of derivative assets and liabilities as reflected in Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets -Unrealized appreciation*	$910,744
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	4,638,760
Elements U.S. Small Cap Portfolio
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	941,672
Elements International Portfolio
Futures
Foreign exchange contracts	Net assets - Unrealized appreciation*	1,792,080
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	9,371,645
Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	176,958
Foreign exchange contracts	Net assets - Unrealized appreciation*	350,484
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	4,614,655
Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets - Unrealized appreciation*	5,571,537
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	7,653,561

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	$253,920
Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Unrealized depreciation on future contracts*	1,239,875
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	461,320
Elements International Portfolio
Futures
Equity contracts	Unrealized depreciation on future contracts*	222,204
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	6,353,115
Elements International Small Cap Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	2,444,479
Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	4,546,039
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	130,520

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Counterparties – The counterparties presented in the Schedules of Investments are as follows: A: Goldman Sachs International, B: Morgan Stanley Capital Services LLC.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive
Officer and Principal Executive Officer

Date 4/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ross Stevens
Ross Stevens, President, Chief Executive
Officer and Principal Executive Officer

Date 4/30/2018

By (Signature and Title)* /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial
Officer, Chief Financial Officer and Chief
Accounting Officer

Date 4/30/2018

*	Print the name and title of each signing officer under his or her signature.